UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-08257

GE INSTITUTIONAL FUNDS

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

SSGA FUNDS MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 09/30

Date of reporting period: 06/30/16

Item 1.	Schedule of Investments

GE Institutional International Equity Fund

Schedule of Investments—June 30, 2016 (Unaudited)

Common Stock—97.6% †	Number of Shares	Fair Value
Australia—1.4%
Insurance Australia Group Ltd.	4,102,483	$16,872,030

Belgium—2.2%
Anheuser-Busch InBev S.A.	205,603	27,217,572

Canada—1.9%
Brookfield Asset Management Inc., Class A	185,268	6,097,139
Cenovus Energy Inc.	1,268,746	17,457,835
		23,554,974

China—1.6%
Baidu Inc. ADR	115,418	19,061,283	(a)

France—10.8%
Airbus Group SE	220,284	12,640,312
AXA S.A.	715,145	14,155,568
BNP Paribas S.A.	579,768	25,453,507
Sanofi	302,013	25,119,172
Schneider Electric SE	231,736	13,534,244
Technip S.A.	265,265	14,372,969
Vivendi S.A.	729,273	13,658,505
Zodiac Aerospace	551,230	12,873,254
		131,807,531

Germany—9.5%
Bayer AG	181,869	18,285,721
Continental AG	123,256	23,348,528
Fresenius SE & Company KGaA	250,910	18,456,160
HeidelbergCement AG	182,745	13,781,428
KION Group AG	117,762	5,713,848
Linde AG	75,662	10,553,876
SAP SE	230,707	17,346,010
Zalando SE	296,828	7,864,464	(a)
		115,350,035

Hong Kong—2.2%
AIA Group Ltd.	4,433,002	26,601,850	(m)

India—3.3%
ICICI Bank Ltd.	7,142,480	25,547,864
Power Grid Corporation of India Ltd.	5,963,757	14,430,650
		39,978,514

Ireland—1.2%
Kerry Group PLC, Class A	162,336	14,412,931

Italy—0.9%
Intesa Sanpaolo S.p.A.	5,794,570	11,048,907

Japan—27.1%
Astellas Pharma Inc.	832,400	13,139,869
East Japan Railway Co.	120,800	11,268,595
FANUC Corp.	68,649	11,240,832
Fast Retailing Company Ltd.	14,459	3,907,499

Fuji Heavy Industries Ltd.	398,700	13,794,837
Kao Corp.	468,200	27,448,375
Keyence Corp.	44,814	30,779,055
Mitsubishi Estate Company Ltd.	987,724	18,236,825
Mitsubishi UFJ Financial Group Inc.	5,049,000	22,782,845
Mitsui Fudosan Company Ltd.	964,825	22,289,176
Murata Manufacturing Company Ltd.	109,979	12,411,376
Nidec Corp.	425,874	32,632,109
Secom Company Ltd.	200,700	14,935,943
Sekisui House Ltd.	726,500	12,806,234
Shimano Inc.	127,900	19,684,261
SoftBank Group Corp.	336,501	19,155,021
Sumitomo Mitsui Financial Group Inc.	588,400	17,101,863
Tokio Marine Holdings Inc.	213,346	7,149,246
Toyota Motor Corp.	381,681	18,940,104
		329,704,065

Mexico—0.4%
Grupo Financiero Banorte SAB de C.V., Class O	955,231	5,290,486

Netherlands—3.0%
ASML Holding N.V.	229,168	22,583,253
ING Groep N.V.	1,317,504	13,645,501
		36,228,754

Norway—2.5%
Statoil ASA	1,725,933	29,824,296

South Africa—1.2%
Naspers Ltd., Class N	94,198	14,465,080

South Korea—1.2%
KEPCO Plant Service & Engineering Company Ltd.	12,937	731,422
Samsung Electronics Company Ltd.	10,742	13,377,562
		14,108,984

Spain—1.4%
Banco Bilbao Vizcaya Argentaria S.A.	1,817,966	10,427,202
Iberdrola S.A.	922,786	6,301,647
		16,728,849

Sweden—5.6%
Assa Abloy AB, Class B	964,655	19,817,578
Hexagon AB, Class B	450,744	16,472,044
Svenska Cellulosa AB SCA, Class B	293,527	9,417,860
Telefonaktiebolaget LM Ericsson, Class B	2,926,986	22,454,877
		68,162,359

Switzerland—7.4%
Geberit AG	35,998	13,666,874
Givaudan S.A.	9,485	19,143,367
Nestle S.A.	309,601	24,043,992
Roche Holding AG	126,835	33,548,209
		90,402,442

Taiwan—1.5%
Taiwan Semiconductor Manufacturing Company Ltd.	3,720,548	18,750,432

United Kingdom—11.3%
Barclays PLC	5,614,226	10,485,350
BHP Billiton PLC	558,996	7,104,670

Capita PLC	775,297	10,031,750
Johnson Matthey PLC	264,750	9,971,439
Prudential PLC	593,274	10,109,181
Shire PLC	419,252	26,018,832
Smith & Nephew PLC	1,263,780	21,549,921
Vodafone Group PLC	9,345,328	28,611,366
WPP PLC	675,489	14,136,823
		138,019,332
Total Common Stock
(Cost $1,219,985,345)		1,187,590,706

Short-Term Investments—2.5%
State Street Institutional U.S. Government Money Market Fund—Class G Shares
0.29%
(Cost $30,529,321)		30,529,321	(d,m,n)
Total Investments
(Cost $1,250,514,666)		1,218,120,027

Liabilities in Excess of Other Assets, net—(0.1)%		(842,533)

NET ASSETS—100.0%		$1,217,277,494

Other Information:

The Fund had the following long futures contracts open at June 30, 2016:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation (Depreciation)
EURO Stoxx 50 Index Futures	September 2016	143	$4,535,618	$(195,315)
FTSE 100 Index Futures	September 2016	14	1,201,984	46,341
Topix Index Futures	September 2016	28	3,399,357	(243,167)

				$(392,141)

The Fund was invested in the following sectors at June 30, 2016 (unaudited):

Sector	Percentage (based on Fair Value)
Diversified Banks	11.64%
Pharmaceuticals	7.40%
Wireless Telecommunication Services	3.92%
Integrated Oil & Gas	3.88%
Electronic Equipment & Instruments	3.88%
Electrical Components & Equipment	3.79%
Diversified Real Estate Activities	3.33%
Packaged Foods & Meats	3.16%
Life & Health Insurance	3.01%
Building Products	2.75%
Automobile Manufacturers	2.69%
Specialty Chemicals	2.39%
Personal Products	2.25%
Brewers	2.23%
Biotechnology	2.14%

Aerospace & Defense	2.09%
Property & Casualty Insurance	1.97%
Auto Parts & Equipment	1.92%
Semiconductor Equipment	1.85%
Communications Equipment	1.84%
Healthcare Equipment	1.77%
Electric Utilities	1.70%
Leisure Products	1.62%
Internet Software & Services	1.56%
Semiconductors	1.54%
Healthcare Services	1.52%
Application Software	1.42%
Security & Alarm Services	1.23%
Cable & Satellite	1.19%
Oil & Gas Equipment & Services	1.18%
Multi-Line Insurance	1.16%
Advertising	1.16%
Construction Materials	1.13%
Movies & Entertainment	1.12%
Technology Hardware, Storage & Peripherals	1.10%
Home Building	1.05%
Electronic Components	1.02%
Railroads	0.93%
Industrial Machinery	0.92%
Industrial Gases	0.87%
Human Resource & Employment Services	0.82%
Household Products	0.77%
Internet Retail	0.65%
Diversified Metals & Mining	0.58%
Asset Management & Custody Banks	0.50%
Construction Machinery & Heavy Trucks	0.47%
Apparel Retail	0.32%
Diversified Support Services	0.06%

97.49%

Short-Term Investments
Short-Term Investments	2.51%

2.51%

100.00%

GE Institutional Premier Growth Equity Fund

Schedule of Investments—June 30, 2016 (Unaudited)

Common Stock—96.8% †	Number of Shares	Fair Value
Air Freight & Logistics—1.2%
United Parcel Service Inc., Class B	34,841	$3,753,073

Application Software—2.9%
Intuit Inc.	74,036	8,263,158
Mobileye N.V.	21,775	1,004,698	(a)
		9,267,856

Biotechnology—9.6%
Alexion Pharmaceuticals Inc.	54,874	6,407,088	(a)
Amgen Inc.	72,294	10,999,532
Gilead Sciences Inc.	109,748	9,155,178
Vertex Pharmaceuticals Inc.	49,648	4,270,721	(a)
		30,832,519

Cable & Satellite—8.8%
Charter Communications Inc., Class A	32,228	7,368,610	(a)
Comcast Corp., Class A	91,457	5,962,082
Liberty Global PLC LiLAC, Class C	34,989	1,136,798	(a)
Liberty Global PLC, Class C	296,146	8,484,583	(a)
Sirius XM Holdings Inc.	1,306,525	5,160,774	(a)
		28,112,847

Casinos & Gaming—0.9%
Las Vegas Sands Corp.	66,197	2,878,908

Data Processing & Outsourced Services—6.5%
PayPal Holdings Inc.	178,558	6,519,153	(a)
Visa Inc., Class A	191,624	14,212,752
		20,731,905

Healthcare Equipment—6.2%
Abbott Laboratories	148,073	5,820,750
Medtronic PLC	162,880	14,133,097
		19,953,847

Healthcare Supplies—2.3%
The Cooper Companies Inc.	42,680	7,322,608

Home Improvement Retail—3.3%
Lowe’s Companies Inc.	135,008	10,688,583

Internet Retail—4.8%
Amazon.com Inc.	21,601	15,458,108	(a)

Internet Software & Services—12.8%
Alphabet Inc., Class C	21,775	15,070,477	(a)
Baidu Inc. ADR	55,745	9,206,287	(a)
Facebook Inc., Class A	91,457	10,451,706	(a)
LinkedIn Corp., Class A	32,228	6,099,149	(a)
		40,827,619

Investment Banking & Brokerage—3.0%
The Charles Schwab Corp.	378,892	9,589,756

Movies & Entertainment—2.6%
The Walt Disney Co.	83,618	8,179,513

Oil & Gas Equipment & Services—2.4%
Schlumberger Ltd.	95,812	7,576,813

Pharmaceuticals—4.5%
Allergan PLC	62,713	14,492,347	(a)

Semiconductors—2.4%
QUALCOMM Inc.	143,718	7,698,973

Soft Drinks—3.5%
PepsiCo Inc.	106,264	11,257,608

Specialized Finance—7.5%
CME Group Inc.	128,039	12,470,999
S&P Global Inc.	108,877	11,678,147
		24,149,146

Specialized REITs—3.9%
American Tower Corp.	108,877	12,369,516

Systems Software—1.7%
Microsoft Corp.	104,522	5,348,391

Technology Hardware, Storage & Peripherals—4.2%
Apple Inc.	139,363	13,323,103

Trading Companies & Distributors—1.8%
United Rentals Inc.	87,102	5,844,544	(a)

Total Common Stock
(Cost $261,807,110)		309,657,583

Short-Term Investments—3.4%
State Street Institutional U.S. Government Money Market Fund—Class G Shares
0.29%
(Cost $10,986,508)		10,986,508	(d,m,n)
Total Investments
(Cost $272,793,618)		320,644,091

Liabilities in Excess of Other Assets, net—(0.2)%		(580,144)

NET ASSETS—100.0%		$320,063,947

Other Information:

The Fund had the following long futures contracts open at June 30, 2016:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
S&P 500 Emini Index Futures	September 2016	13	$1,358,630	$18,450

GE Institutional U.S. Large-Cap Core Equity Fund

Schedule of Investments—June 30, 2016 (Unaudited)

Common Stock—96.9% †	Number of Shares	Fair Value
Aerospace & Defense—4.9%
General Dynamics Corp.	4,079	$567,960
Hexcel Corp.	12,984	540,654
Honeywell International Inc.	8,394	976,390
The Boeing Co.	4,580	594,804
		2,679,808

Agricultural Products—0.2%
Archer-Daniels-Midland Co.	3,044	130,557

Airlines—1.0%
Delta Air Lines Inc.	14,503	528,344

Apparel, Accessories & Luxury Goods—1.0%
VF Corp.	8,845	543,879

Asset Management & Custody Banks—2.3%
Ameriprise Financial Inc.	8,663	778,371
Invesco Ltd.	19,058	486,741
		1,265,112

Auto Parts & Equipment—1.4%
Delphi Automotive PLC	12,319	771,169

Automobile Manufacturers—1.4%
Ford Motor Co.	59,061	742,397

Automotive Retail—1.0%
Advance Auto Parts Inc.	3,376	545,663

Biotechnology—3.7%
Amgen Inc.	7,684	1,169,121
Gilead Sciences Inc.	10,060	839,205
		2,008,326

Broadcasting—0.9%
CBS Corp., Class B	8,630	469,817

Cable & Satellite—2.3%
Comcast Corp., Class A	19,047	1,241,674

Communications Equipment—2.1%
Cisco Systems Inc.	40,500	1,161,945

Consumer Finance—1.7%
Discover Financial Services	17,137	918,372

Diversified Banks—7.7%
Bank of America Corp.	93,676	1,243,081
Citigroup Inc.	19,629	832,073
JPMorgan Chase & Co.	16,416	1,020,090
Wells Fargo & Co.	23,290	1,102,316
		4,197,560

Drug Retail—1.0%
CVS Health Corp.	5,661	541,984

Electric Utilities—2.0%
NextEra Energy Inc.	8,224	1,072,410

General Merchandise Stores—1.7%
Dollar General Corp.	9,982	938,308

Gold—0.8%
Newmont Mining Corp.	10,634	416,002

Healthcare Distributors—1.1%
Cardinal Health Inc.	7,924	618,151

Healthcare Equipment—4.1%
Boston Scientific Corp.	47,115	1,101,078	(a)
Medtronic PLC	4,778	414,587
Stryker Corp.	5,928	710,352
		2,226,017

Home Improvement Retail—1.8%
Lowe’s Companies Inc.	12,373	979,570

Hotels, Resorts & Cruise Lines—0.8%
Hilton Worldwide Holdings Inc.	18,226	410,632

Household Products—1.1%
The Procter & Gamble Co.	7,184	608,269

Housewares & Specialties—0.8%
Newell Brands Inc.	8,711	423,093

Independent Power Producers & Energy Traders—1.0%
Calpine Corp.	37,467	552,638	(a)

Industrial Gases—0.6%
Air Products & Chemicals Inc.	2,143	304,392

Industrial Machinery—1.8%
Ingersoll-Rand PLC	15,488	986,276

Integrated Oil & Gas—5.3%
Chevron Corp.	6,837	716,723
Exxon Mobil Corp.	13,458	1,261,553
Occidental Petroleum Corp.	11,475	867,051
		2,845,327

Internet Software & Services—3.1%
Alphabet Inc., Class A	2,391	1,682,140	(a)

IT Consulting & Other Services—0.9%
Cognizant Technology Solutions Corp., Class A	8,239	471,600	(a)

Movies & Entertainment—1.8%
Time Warner Inc.	13,534	995,290

Multi-Line Insurance—1.6%
The Hartford Financial Services Group Inc.	19,914	883,783

Multi-Utilities—0.9%
Sempra Energy	4,043	460,983

Oil & Gas Equipment & Services—1.2%
Schlumberger Ltd.	8,462	669,175

Oil & Gas Exploration & Production—3.0%
Concho Resources Inc.	2,693	321,194	(a)
ConocoPhillips	11,177	487,317
Hess Corp.	13,764	827,217
		1,635,728

Packaged Foods & Meats—1.2%
Mondelez International Inc., Class A	14,503	660,032

Paper Packaging—0.4%
Packaging Corporation of America	3,136	209,892

Pharmaceuticals—8.1%
Allergan PLC	4,058	937,763	(a)
Johnson & Johnson	12,475	1,513,218
Merck & Company Inc.	22,374	1,288,966
Pfizer Inc.	18,008	634,062
		4,374,009

Property & Casualty Insurance—0.9%
Chubb Ltd.	2,011	262,858
XL Group PLC	6,170	205,523
		468,381

Research & Consulting Services—1.5%
Nielsen Holdings PLC	15,627	812,135

Semiconductor Equipment—2.1%
Applied Materials Inc.	46,474	1,113,982

Semiconductors—2.8%
NXP Semiconductors N.V.	5,882	460,796	(a)
QUALCOMM Inc.	20,202	1,082,221
		1,543,017

Soft Drinks—2.3%
PepsiCo Inc.	11,575	1,226,256

Specialized REITs—2.5%
American Tower Corp.	8,942	1,015,901
Extra Space Storage Inc.	3,886	359,610
		1,375,511

Specialty Chemicals—1.0%
PPG Industries Inc.	5,208	542,413

Systems Software—2.2%
Oracle Corp.	29,697	1,215,498

Technology Hardware, Storage & Peripherals—3.0%
Apple Inc.	13,826	1,321,766
Western Digital Corp.	6,144	290,365
		1,612,131
Trading Companies & Distributors—0.9%
United Rentals Inc.	7,165	480,772	(a)
Total Common Stock
(Cost $47,687,197)		52,560,420

Exchange Traded Fund—1.6%
Industrial Select Sector SPDR Fund
(Cost $695,887)	15,729	880,195	(n)

Total Investments in Securities
(Cost $48,383,084)		53,440,615

Short-Term Investments—2.8%
State Street Institutional U.S. Government Money Market Fund—Class G Shares
0.29%
(Cost $1,491,583)		1,491,583	(d,m,n)

Total Investments
(Cost $49,874,667)		54,932,198
Liabilities in Excess of Other Assets, net—(1.3)%		(702,123)

NET ASSETS—100.0%		$54,230,075

Other Information:

The Fund had the following long futures contracts open at June 30, 2016:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
S&P 500 Emini Index Futures	September 2016	10	$1,045,100	$12,147

GE Institutional U.S. Equity Fund

Schedule of Investments—June 30, 2016 (Unaudited)

Common Stock—95.6% †	Number of Shares	Fair Value
Aerospace & Defense—2.8%
General Dynamics Corp.	39,906	$5,556,512
Hexcel Corp.	106,783	4,446,444
Honeywell International Inc.	36,458	4,240,795
The Boeing Co.	19,889	2,582,984
		16,826,735

Agricultural Products—0.1%
Archer-Daniels-Midland Co.	13,130	563,146

Air Freight & Logistics—0.4%
United Parcel Service Inc., Class B	20,179	2,173,682

Airlines—0.8%
Delta Air Lines Inc.	126,033	4,591,382

Apparel, Accessories & Luxury Goods—0.7%
Ralph Lauren Corp.	20,684	1,853,700
VF Corp.	38,405	2,361,524
		4,215,224

Application Software—0.9%
Intuit Inc.	42,881	4,785,949
Mobileye N.V.	12,615	582,056	(a)
		5,368,005

Asset Management & Custody Banks—1.2%
Ameriprise Financial Inc.	56,744	5,098,448
Invesco Ltd.	82,740	2,113,180
		7,211,628

Auto Parts & Equipment—0.9%
Delphi Automotive PLC	87,546	5,480,380

Automobile Manufacturers—0.5%
Ford Motor Co.	256,448	3,223,551

Automotive Retail—0.4%
Advance Auto Parts Inc.	14,622	2,363,354

Biotechnology—5.0%
Alexion Pharmaceuticals Inc.	31,783	3,710,983	(a)
Amgen Inc.	98,403	14,972,017
Gilead Sciences Inc.	107,248	8,946,628
Vertex Pharmaceuticals Inc.	28,756	2,473,591	(a)
		30,103,219

Broadcasting—0.3%
CBS Corp., Class B	37,472	2,039,976

Cable & Satellite—4.1%
Charter Communications Inc., Class A	31,029	7,094,471	(a)
Comcast Corp., Class A	135,672	8,844,458
Liberty Global PLC LiLAC, Class C	19,827	644,192	(a)
Liberty Global PLC, Class C	171,528	4,914,277	(a)
Sirius XM Holdings Inc.	756,730	2,989,083	(a)
		24,486,481

Casinos & Gaming—0.3%
Las Vegas Sands Corp.	38,341	1,667,450

Communications Equipment—2.0%
Cisco Systems Inc.	428,100	12,282,189

Consumer Finance—1.5%
Discover Financial Services	172,787	9,259,655

Data Processing & Outsourced Services—2.0%
PayPal Holdings Inc.	103,420	3,775,864	(a)
Visa Inc., Class A	110,987	8,231,906
		12,007,770

Diversified Banks—5.7%
Bank of America Corp.	613,591	8,142,352
Citigroup Inc.	232,705	9,864,365
JPMorgan Chase & Co.	189,771	11,792,370
Wells Fargo & Co.	101,048	4,782,602
		34,581,689

Drug Retail—0.4%
CVS Health Corp.	24,579	2,353,193

Electric Utilities—0.8%
NextEra Energy Inc.	35,707	4,656,193

General Merchandise Stores—0.7%
Dollar General Corp.	43,342	4,074,148

Gold—0.3%
Newmont Mining Corp.	46,059	1,801,828

Healthcare Distributors—0.5%
Cardinal Health Inc.	34,552	2,695,402

Healthcare Equipment—5.3%
Abbott Laboratories	85,759	3,371,186
Boston Scientific Corp.	373,580	8,730,565	(a)
Medtronic PLC	194,543	16,880,496
Stryker Corp.	25,740	3,084,424
		32,066,671

Healthcare Supplies—0.7%
The Cooper Companies Inc.	24,720	4,241,210

Home Improvement Retail—1.7%
Lowe’s Companies Inc.	131,923	10,444,344

Hotels, Resorts & Cruise Lines—0.3%
Hilton Worldwide Holdings Inc.	79,136	1,782,934

Household Products—0.4%
The Procter & Gamble Co.	31,195	2,641,281

Housewares & Specialties—0.9%
Newell Brands Inc.	116,414	5,654,228

Hypermarkets & Super Centers—0.5%
Wal-Mart Stores Inc.	44,143	3,223,322

Independent Power Producers & Energy Traders—0.4%
Calpine Corp.	162,692	2,399,707	(a)

Industrial Gases—0.2%
Air Products & Chemicals Inc.	9,302	1,321,256

Industrial Machinery—1.5%
Ingersoll-Rand PLC	143,679	9,149,479

Integrated Oil & Gas—5.2%
Chevron Corp.	90,581	9,495,606
Exxon Mobil Corp.	151,236	14,176,863
Occidental Petroleum Corp.	101,051	7,635,413
		31,307,882

Internet Retail—1.5%
Amazon.com Inc.	12,511	8,953,122	(a)

Internet Software & Services—5.1%
Alphabet Inc., Class A	10,384	7,305,456	(a)
Alphabet Inc., Class C	12,612	8,728,765	(a)
Baidu Inc. ADR	32,287	5,332,198	(a)
Facebook Inc., Class A	52,971	6,053,526	(a)
LinkedIn Corp., Class A	18,666	3,532,540	(a)
		30,952,485

Investment Banking & Brokerage—0.9%
The Charles Schwab Corp.	219,460	5,554,533

IT Consulting & Other Services—0.3%
Cognizant Technology Solutions Corp., Class A	35,774	2,047,704	(a)

Movies & Entertainment—2.2%
The Walt Disney Co.	48,431	4,737,521
Time Warner Inc.	112,947	8,306,122
		13,043,643

Multi-Line Insurance—1.7%
American International Group Inc.	42,881	2,267,976
The Hartford Financial Services Group Inc.	179,801	7,979,568
		10,247,544

Multi-Utilities—1.4%
Dominion Resources Inc.	16,900	1,317,017
Sempra Energy	60,438	6,891,141
		8,208,158

Oil & Gas Equipment & Services—1.2%
Schlumberger Ltd.	92,237	7,294,102

Oil & Gas Exploration & Production—2.1%
Concho Resources Inc.	11,696	1,394,982	(a)
ConocoPhillips	85,108	3,710,709
Hess Corp.	127,866	7,684,746
		12,790,437

Packaged Foods & Meats—1.1%
Mondelez International Inc., Class A	141,171	6,424,692

Paper Packaging—0.2%
Packaging Corporation of America	13,619	911,520

Pharmaceuticals—8.5%
Allergan PLC	78,668	18,179,388	(a)
Johnson & Johnson	116,474	14,128,296
Merck & Company Inc.	200,571	11,554,896
Pfizer Inc.	204,320	7,194,107
		51,056,687

Property & Casualty Insurance—1.3%
Chubb Ltd.	50,363	6,582,948
XL Group PLC	26,786	892,241
		7,475,189

Research & Consulting Services—1.1%
Nielsen Holdings PLC	128,392	6,672,532

Semiconductor Equipment—1.5%
Applied Materials Inc.	378,366	9,069,433

Semiconductors—2.5%
NXP Semiconductors N.V.	25,496	1,997,356	(a)
QUALCOMM Inc.	244,110	13,076,973
		15,074,329

Soft Drinks—2.0%
PepsiCo Inc.	111,805	11,844,622

Specialized Finance—2.3%
CME Group Inc.	74,161	7,223,281
S&P Global Inc.	63,061	6,763,923
		13,987,204

Specialized REITs—2.2%
American Tower Corp.	101,887	11,575,382
Extra Space Storage Inc.	16,873	1,561,427
		13,136,809

Specialty Chemicals—0.4%
PPG Industries Inc.	22,596	2,353,373

Systems Software—2.1%
Microsoft Corp.	145,041	7,421,748
Oracle Corp.	128,950	5,277,923
		12,699,671

Technology Hardware, Storage & Peripherals—3.5%
Apple Inc.	140,752	13,455,891
Hewlett Packard Enterprise Co.	142,072	2,595,656
Western Digital Corp.	104,754	4,950,674
		21,002,221

Trading Companies & Distributors—1.1%
United Rentals Inc.	101,992	6,843,663	(a)

Total Common Stock
(Cost $508,715,090)		575,902,267

Exchange Traded Fund—1.4%
Industrial Select Sector SPDR Fund
(Cost $6,569,614)	153,294	8,578,333	(n)

Total Investments in Securities
(Cost $515,284,704)		584,480,600

Short-Term Investments—3.2%
State Street Institutional U.S. Government Money Market Fund—Class G Shares
0.29%
(Cost $19,048,524)		19,048,524	(d,m,n)

Total Investments
(Cost $534,333,228)		603,529,124

Liabilities in Excess of Other Assets, net—(0.2)%		(988,817)

NET ASSETS—100.0%		$602,540,307

Other Information:

The Fund had the following long futures contracts open at June 30, 2016:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
S&P 500 Emini Index Futures	September 2016	60	$6,270,600	$74,799

GE Institutional S&P 500 Index Fund

Schedule of Investments—June 30, 2016 (Unaudited)

Common Stock—99.2% †	Number of Shares	Fair Value
Advertising—0.2%
Omnicom Group Inc.	215	$17,520
The Interpublic Group of Companies Inc.	396	9,148
		26,668

Aerospace & Defense—2.6%
General Dynamics Corp.	254	35,367
Honeywell International Inc.	693	80,610
L-3 Communications Holdings Inc.	76	11,148
Lockheed Martin Corp.	229	56,831
Northrop Grumman Corp.	156	34,676
Raytheon Co.	259	35,211
Rockwell Collins Inc.	109	9,280
Textron Inc.	267	9,762
The Boeing Co.	546	70,909
TransDigm Group Inc.	45	11,866	(a)
United Technologies Corp.	709	72,708
		428,368

Agricultural & Farm Machinery—0.1%
Deere & Co.	272	22,043

Agricultural Products—0.1%
Archer-Daniels-Midland Co.	538	23,075

Air Freight & Logistics—0.7%
CH Robinson Worldwide Inc.	140	10,395
Expeditors International of Washington Inc.	181	8,876
FedEx Corp.	222	33,695
United Parcel Service Inc., Class B	630	67,864
		120,830

Airlines—0.5%
Alaska Air Group Inc.	100	5,829
American Airlines Group Inc.	547	15,486
Delta Air Lines Inc.	672	24,481
Southwest Airlines Co.	549	21,526
United Continental Holdings Inc.	283	11,614	(a)
		78,936

Alternative Carriers—0.1%
Level 3 Communications Inc.	243	12,512	(a)

Aluminum—0.1%
Alcoa Inc.	1,090	10,104

Apparel Retail—0.6%
Foot Locker Inc.	100	5,486
L Brands Inc.	229	15,373
Ross Stores Inc.	345	19,558
The Gap Inc.	220	4,668
The TJX Companies Inc.	583	45,025
Urban Outfitters Inc.	78	2,145	(a)
		92,255

Apparel, Accessories & Luxury Goods—0.4%
Coach Inc.	270	11,000
Hanesbrands Inc.	383	9,625

Michael Kors Holdings Ltd.	178	8,807	(a)
PVH Corp.	68	6,408
Ralph Lauren Corp.	57	5,108
Under Armour Inc., Class A	177	7,103	(a)
Under Armour Inc., Class C	178	6,489	(a)
VF Corp.	288	17,709
		72,249

Application Software—0.8%
Adobe Systems Inc.	463	44,351	(a)
Autodesk Inc.	188	10,178	(a)
Citrix Systems Inc.	128	10,251	(a)
Intuit Inc.	234	26,117
salesforce.com Inc.	588	46,693	(a)
		137,590

Asset Management & Custody Banks—1.0%
Affiliated Managers Group Inc.	53	7,461	(a)
Ameriprise Financial Inc.	150	13,477
BlackRock Inc.	110	37,678
Franklin Resources Inc.	311	10,378
Invesco Ltd.	344	8,786
Legg Mason Inc.	102	3,008
Northern Trust Corp.	180	11,927
State Street Corp.	342	18,441	(e)
T Rowe Price Group Inc.	223	16,272
The Bank of New York Mellon Corp.	934	36,286
		163,714

Auto Parts & Equipment—0.3%
BorgWarner Inc.	218	6,435
Delphi Automotive PLC	250	15,650
Johnson Controls Inc.	556	24,609
		46,694

Automobile Manufacturers—0.5%
Ford Motor Co.	3,398	42,713
General Motors Co.	1,221	34,554
		77,267

Automotive Retail—0.4%
Advance Auto Parts Inc.	72	11,637
AutoNation Inc.	52	2,443	(a)
AutoZone Inc.	26	20,640	(a)
CarMax Inc.	160	7,845	(a)
O’Reilly Automotive Inc.	83	22,501	(a)
		65,066

Biotechnology—2.9%
AbbVie Inc.	1,468	90,884
Alexion Pharmaceuticals Inc.	195	22,768	(a)
Amgen Inc.	669	101,788
Biogen Inc.	191	46,188	(a)
Celgene Corp.	707	69,732	(a)
Gilead Sciences Inc.	1,187	99,020
Regeneron Pharmaceuticals Inc.	67	23,398	(a)
Vertex Pharmaceuticals Inc.	210	18,064	(a)
		471,842

Brewers—0.1%
Molson Coors Brewing Co., Class B	173	17,495

Broadcasting—0.2%
CBS Corp., Class B	360	19,598
Discovery Communications Inc., Class A	109	2,750	(a)
Discovery Communications Inc., Class C	208	4,961	(a)
Scripps Networks Interactive Inc., Class A	74	4,608
TEGNA Inc.	213	4,935
		36,852

Building Products—0.2%
Allegion PLC	75	5,207
Fortune Brands Home & Security Inc.	165	9,565
Masco Corp.	328	10,149
		24,921

Cable & Satellite—0.9%
Comcast Corp., Class A	2,147	139,963

Casinos & Gaming—0.0% *
Wynn Resorts Ltd.	68	6,164

Commodity Chemicals—0.1%
LyondellBasell Industries N.V., Class A	316	23,517

Communications Equipment—1.0%
Cisco Systems Inc.	4,469	128,216
F5 Networks Inc.	56	6,375	(a)
Harris Corp.	121	10,096
Juniper Networks Inc.	346	7,781
Motorola Solutions Inc.	131	8,642
		161,110

Computer & Electronics Retail—0.0% *
Best Buy Company Inc.	228	6,977

Construction & Engineering—0.1%
Fluor Corp.	137	6,751
Jacobs Engineering Group Inc.	92	4,582	(a)
Quanta Services Inc.	105	2,428	(a)
		13,761

Construction Machinery & Heavy Trucks—0.4%
Caterpillar Inc.	506	38,360
Cummins Inc.	145	16,304
PACCAR Inc.	297	15,405
		70,069

Construction Materials—0.1%
Martin Marietta Materials Inc.	53	10,176
Vulcan Materials Co.	112	13,480
		23,656

Consumer Electronics—0.1%
Garmin Ltd.	112	4,751
Harman International Industries Inc.	69	4,956
		9,707

Consumer Finance—0.7%
American Express Co.	714	43,382
Capital One Financial Corp.	457	29,024
Discover Financial Services	374	20,043
Navient Corp.	256	3,059
Synchrony Financial	713	18,025	(a)
		113,533

Data Processing & Outsourced Services—2.3%
Alliance Data Systems Corp.	49	9,600	(a)
Automatic Data Processing Inc.	397	36,472
Fidelity National Information Services Inc.	232	17,094
Fiserv Inc.	189	20,550	(a)
Global Payments Inc.	160	11,421
Mastercard Inc., Class A	882	77,669
Paychex Inc.	269	16,005
PayPal Holdings Inc.	967	35,305	(a)
The Western Union Co.	492	9,437
Total System Services Inc.	164	8,710
Visa Inc., Class A	1,692	125,496
Xerox Corp.	928	8,807
		376,566

Department Stores—0.1%
Kohl’s Corp.	185	7,015
Macy’s Inc.	307	10,318
Nordstrom Inc.	132	5,023
		22,356

Distillers & Vintners—0.2%
Brown-Forman Corp., Class B	99	9,876
Constellation Brands Inc., Class A	151	24,976
		34,852

Distributors—0.1%
Genuine Parts Co.	124	12,555
LKQ Corp.	300	9,510	(a)
		22,065

Diversified Banks—4.3%
Bank of America Corp.	9,131	121,168
Citigroup Inc.	2,612	110,723
Comerica Inc.	171	7,033
JPMorgan Chase & Co.	3,286	204,192
U.S. Bancorp	1,429	57,632
Wells Fargo & Co.	4,152	196,514
		697,262

Diversified Chemicals—0.7%
Eastman Chemical Co.	145	9,846
EI du Pont de Nemours & Co.	803	52,034
The Dow Chemical Co.	1,032	51,301
		113,181

Diversified Metals & Mining—0.1%
Freeport-McMoRan Inc.	1,121	12,488

Diversified Support Services—0.1%
Cintas Corp.	85	8,341

Drug Retail—1.0%
CVS Health Corp.	974	93,251
Walgreens Boots Alliance Inc.	790	65,783
		159,034

Electric Utilities—2.2%
Alliant Energy Corp.	200	7,940
American Electric Power Company Inc.	423	29,648
Duke Energy Corp.	632	54,219
Edison International	277	21,515

Entergy Corp.	149	12,121
Eversource Energy	267	15,993
Exelon Corp.	792	28,797
FirstEnergy Corp.	354	12,358
NextEra Energy Inc.	423	55,159
PG&E Corp.	467	29,851
Pinnacle West Capital Corp.	93	7,539
PPL Corp.	575	21,706
The Southern Co.	866	46,443
Xcel Energy Inc.	429	19,211
		362,500

Electrical Components & Equipment—0.5%
Acuity Brands Inc.	40	9,918
AMETEK Inc.	194	8,969
Eaton Corporation PLC	394	23,534
Emerson Electric Co.	555	28,949
Rockwell Automation Inc.	110	12,630
		84,000

Electronic Components—0.2%
Amphenol Corp., Class A	259	14,849
Corning Inc.	1,007	20,623
		35,472

Electronic Equipment & Instruments—0.0% *
FLIR Systems Inc.	100	3,095

Electronic Manufacturing Services—0.1%
TE Connectivity Ltd.	335	19,132

Environmental & Facilities Services—0.3%
Republic Services Inc.	197	10,108
Stericycle Inc.	83	8,642	(a)
Waste Management Inc.	353	23,393
		42,143

Fertilizers & Agricultural Chemicals—0.4%
CF Industries Holdings Inc.	227	5,471
FMC Corp.	128	5,928
Monsanto Co.	382	39,502
The Mosaic Co.	327	8,561
		59,462

Food Distributors—0.1%
Sysco Corp.	448	22,732

Food Retail—0.2%
The Kroger Co.	842	30,977
Whole Foods Market Inc.	265	8,485
		39,462

Footwear—0.4%
NIKE Inc., Class B	1,216	67,123

Gas Utilities—0.1%
AGL Resources Inc.	117	7,718

General Merchandise Stores—0.5%
Dollar General Corp.	248	23,312
Dollar Tree Inc.	198	18,659	(a)
Target Corp.	524	36,586
		78,557

Gold—0.1%
Newmont Mining Corp.	448	17,526

Health Care REITs—0.4%
HCP Inc.	389	13,763
Ventas Inc.	323	23,521
Welltower Inc.	322	24,526
		61,810

Healthcare Distributors—0.5%
AmerisourceBergen Corp.	171	13,564
Cardinal Health Inc.	283	22,077
Henry Schein Inc.	69	12,199	(a)
McKesson Corp.	198	36,957
Patterson Companies Inc.	79	3,783
		88,580

Healthcare Equipment—2.4%
Abbott Laboratories	1,288	50,631
Baxter International Inc.	529	23,921
Becton Dickinson and Co.	183	31,035
Boston Scientific Corp.	1,279	29,890	(a)
CR Bard Inc.	62	14,580
Edwards Lifesciences Corp.	194	19,348	(a)
Hologic Inc.	200	6,920	(a)
Intuitive Surgical Inc.	34	22,488	(a)
Medtronic PLC	1,252	108,636
St Jude Medical Inc.	274	21,372
Stryker Corp.	293	35,110
Varian Medical Systems Inc.	94	7,730	(a)
Zimmer Biomet Holdings Inc.	186	22,391
		394,052

Healthcare Facilities—0.2%
HCA Holdings Inc.	261	20,100	(a)
Universal Health Services Inc., Class B	75	10,057
		30,157

Healthcare Services—0.5%
DaVita Healthcare Partners Inc.	138	10,670	(a)
Express Scripts Holding Co.	550	41,690	(a)
Laboratory Corporation of America Holdings	85	11,073	(a)
Quest Diagnostics Inc.	140	11,397
		74,830

Healthcare Supplies—0.1%
DENTSPLY SIRONA Inc.	202	12,532

Healthcare Technology—0.1%
Cerner Corp.	255	14,943	(a)

Home Building—0.1%
DR Horton Inc.	320	10,074
Lennar Corp., Class A	174	8,021
PulteGroup Inc.	245	4,775
		22,870

Home Entertainment Software—0.2%
Activision Blizzard Inc.	426	16,883
Electronic Arts Inc.	278	21,061	(a)
		37,944

Home Furnishing Retail—0.0% *
Bed Bath & Beyond Inc.	162	7,002

Home Furnishings—0.1%
Leggett & Platt Inc.	110	5,622
Mohawk Industries Inc.	53	10,057	(a)
		15,679

Home Improvement Retail—1.3%
Lowe’s Companies Inc.	810	64,127
The Home Depot Inc.	1,104	140,970
		205,097

Hotel & Resort REITs—0.1%
Host Hotels & Resorts Inc.	735	11,914

Hotels, Resorts & Cruise Lines—0.3%
Carnival Corp.	383	16,928
Marriott International Inc., Class A	158	10,501
Royal Caribbean Cruises Ltd.	141	9,468
Starwood Hotels & Resorts Worldwide Inc.	140	10,353
Wyndham Worldwide Corp.	113	8,049
		55,299

Household Appliances—0.1%
Whirlpool Corp.	64	10,665

Household Products—2.0%
Church & Dwight Company Inc.	108	11,112
Colgate-Palmolive Co.	818	59,878
Kimberly-Clark Corp.	314	43,169
The Clorox Co.	108	14,946
The Procter & Gamble Co.	2,391	202,446
		331,551

Housewares & Specialties—0.1%
Newell Brands Inc.	411	19,962

Human Resource & Employment Services—0.0% *
Robert Half International Inc.	104	3,969

Hypermarkets & Super Centers—1.0%
Costco Wholesale Corp.	385	60,461
Wal-Mart Stores Inc.	1,361	99,380
		159,841

Independent Power Producers & Energy Traders—0.1%
AES Corp.	649	8,099
NRG Energy Inc.	237	3,553
		11,652

Industrial Conglomerates—2.6%
3M Co.	541	94,740
Danaher Corp.	550	55,550
General Electric Co.	8,248	259,647	(j)
Roper Technologies Inc.	85	14,498
		424,435

Industrial Gases—0.3%
Air Products & Chemicals Inc.	167	23,721
Praxair Inc.	246	27,648
		51,369

Industrial Machinery—0.7%
Dover Corp.	151	10,467
Flowserve Corp.	126	5,692
Illinois Tool Works Inc.	283	29,477

Ingersoll-Rand PLC	215	13,691
Parker-Hannifin Corp.	113	12,210
Pentair PLC	175	10,201
Snap-on Inc.	57	8,996
Stanley Black & Decker Inc.	129	14,347
Xylem Inc.	143	6,385
		111,466

Industrial REITs—0.1%
Prologis Inc.	475	23,294

Insurance Brokers—0.5%
Aon PLC	232	25,341
Arthur J Gallagher & Co.	152	7,235
Marsh & McLennan Companies Inc.	449	30,739
Willis Towers Watson PLC	123	15,290
		78,605

Integrated Oil & Gas—3.5%
Chevron Corp.	1,670	175,066
Exxon Mobil Corp.	3,713	348,057
Occidental Petroleum Corp.	667	50,398
		573,521

Integrated Telecommunication Services—2.8%
AT&T Inc.	5,523	238,649
CenturyLink Inc.	456	13,228
Frontier Communications Corp.	1,121	5,538
Verizon Communications Inc.	3,661	204,430
		461,845

Internet Retail—2.2%
Amazon.com Inc.	347	248,320	(a)
Expedia Inc.	99	10,524
Netflix Inc.	371	33,939	(a)
The Priceline Group Inc.	46	57,427	(a)
TripAdvisor Inc.	110	7,073	(a)
		357,283

Internet Software & Services—4.1%
Akamai Technologies Inc.	173	9,676	(a)
Alphabet Inc., Class A	264	185,732	(a)
Alphabet Inc., Class C	262	181,330	(a)
eBay Inc.	928	21,724	(a)
Facebook Inc., Class A	2,074	237,017	(a)
VeriSign Inc.	95	8,214	(a)
Yahoo! Inc.	751	28,207	(a)
		671,900

Investment Banking & Brokerage—0.7%
E*TRADE Financial Corp.	285	6,695	(a)
Morgan Stanley	1,326	34,449
The Charles Schwab Corp.	1,038	26,272
The Goldman Sachs Group Inc.	343	50,963
		118,379

IT Consulting & Other Services—1.3%
Accenture PLC, Class A	550	62,310
Cognizant Technology Solutions Corp., Class A	527	30,165	(a)
CSRA Inc.	97	2,273
International Business Machines Corp.	785	119,147
Teradata Corp.	125	3,134	(a)
		217,029

Leisure Products—0.1%
Hasbro Inc.	109	9,155
Mattel Inc.	330	10,326
		19,481

Life & Health Insurance—0.8%
Aflac Inc.	361	26,050
Lincoln National Corp.	198	7,676
MetLife Inc.	955	38,038
Principal Financial Group Inc.	225	9,250
Prudential Financial Inc.	385	27,466
Torchmark Corp.	111	6,862
Unum Group	236	7,502
		122,844

Life Sciences Tools & Services—0.6%
Agilent Technologies Inc.	275	12,199
Illumina Inc.	125	17,547	(a)
PerkinElmer Inc.	86	4,508
Thermo Fisher Scientific Inc.	346	51,125
Waters Corp.	67	9,424	(a)
		94,803

Managed Healthcare—1.5%
Aetna Inc.	303	37,005
Anthem Inc.	226	29,683
Centene Corp.	145	10,348	(a)
Cigna Corp.	221	28,286
Humana Inc.	127	22,845
UnitedHealth Group Inc.	845	119,314
		247,481

Metal & Glass Containers—0.1%
Ball Corp.	133	9,615
Owens-Illinois Inc.	104	1,873	(a)
		11,488

Motorcycle Manufacturers—0.0% *
Harley-Davidson Inc.	148	6,704

Movies & Entertainment—1.4%
The Walt Disney Co.	1,326	129,709
Time Warner Inc.	690	50,743
Twenty-First Century Fox Inc., Class A	965	26,103
Twenty-First Century Fox Inc., Class B	411	11,200
Viacom Inc., Class B	289	11,985
		229,740

Multi-Line Insurance—0.5%
American International Group Inc.	1,029	54,424
Assurant Inc.	63	5,437
Loews Corp.	221	9,081
The Hartford Financial Services Group Inc.	355	15,755
		84,697

Multi-Sector Holdings—1.5%
Berkshire Hathaway Inc., Class B	1,681	243,392	(a)
Leucadia National Corp.	258	4,471
		247,863

Multi-Utilities—1.3%
Ameren Corp.	237	12,698
CenterPoint Energy Inc.	417	10,008

CMS Energy Corp.	270	12,382
Consolidated Edison Inc.	290	23,328
Dominion Resources Inc.	570	44,420
DTE Energy Co.	150	14,868
NiSource Inc.	307	8,142
Public Service Enterprise Group Inc.	431	20,089
SCANA Corp.	139	10,517
Sempra Energy	225	25,654
TECO Energy Inc.	187	5,169
WEC Energy Group Inc.	266	17,370
		204,645

Office REITs—0.3%
Boston Properties Inc.	130	17,147
SL Green Realty Corp.	97	10,327
Vornado Realty Trust	149	14,918
		42,392

Office Services & Supplies—0.0% *
Pitney Bowes Inc.	141	2,510

Oil & Gas Drilling—0.1%
Diamond Offshore Drilling Inc.	17	414
Helmerich & Payne Inc.	84	5,639
Transocean Ltd.	241	2,865
		8,918

Oil & Gas Equipment & Services—1.0%
Baker Hughes Inc.	371	16,743
FMC Technologies Inc.	220	5,868	(a)
Halliburton Co.	741	33,560
National Oilwell Varco Inc.	311	10,465
Schlumberger Ltd.	1,238	97,901
		164,537

Oil & Gas Exploration & Production—1.7%
Anadarko Petroleum Corp.	462	24,601
Apache Corp.	321	17,870
Cabot Oil & Gas Corp.	400	10,296
Chesapeake Energy Corp.	346	1,481	(a)
Cimarex Energy Co.	92	10,977
Concho Resources Inc.	123	14,670	(a)
ConocoPhillips	1,079	47,044
Devon Energy Corp.	455	16,494
EOG Resources Inc.	478	39,875
EQT Corp.	148	11,460
Hess Corp.	235	14,124
Marathon Oil Corp.	733	11,002
Murphy Oil Corp.	124	3,937
Newfield Exploration Co.	159	7,025	(a)
Noble Energy Inc.	360	12,913
Pioneer Natural Resources Co.	148	22,379
Range Resources Corp.	129	5,565
Southwestern Energy Co.	265	3,334	(a)
		275,047

Oil & Gas Refining & Marketing—0.5%
Marathon Petroleum Corp.	476	18,069
Phillips 66	407	32,291
Tesoro Corp.	118	8,841
Valero Energy Corp.	404	20,604
		79,805

Oil & Gas Storage & Transportation—0.5%
Columbia Pipeline Group Inc.	377	9,610
Kinder Morgan Inc.	1,578	29,540
ONEOK Inc.	200	9,490
Spectra Energy Corp.	654	23,956
The Williams Companies Inc.	572	12,372
		84,968

Packaged Foods & Meats—1.7%
Campbell Soup Co.	175	11,643
ConAgra Foods Inc.	367	17,546
General Mills Inc.	513	36,587
Hormel Foods Corp.	264	9,662
Kellogg Co.	226	18,453
McCormick & Company Inc.	113	12,054
Mead Johnson Nutrition Co.	165	14,974
Mondelez International Inc., Class A	1,372	62,440
The Hershey Co.	119	13,505
The JM Smucker Co.	101	15,393
The Kraft Heinz Co.	549	48,576
Tyson Foods Inc., Class A	292	19,503
		280,336

Paper Packaging—0.2%
Avery Dennison Corp.	88	6,578
International Paper Co.	346	14,664
Sealed Air Corp.	192	8,826
WestRock Co.	251	9,756
		39,824

Personal Products—0.1%
The Estee Lauder Companies Inc., Class A	188	17,112

Pharmaceuticals—5.8%
Allergan PLC	360	83,192	(a)
Bristol-Myers Squibb Co.	1,486	109,295
Eli Lilly & Co.	853	67,174
Endo International PLC	204	3,180	(a)
Johnson & Johnson	2,465	299,004
Mallinckrodt PLC	113	6,868	(a)
Merck & Company Inc.	2,457	141,548
Mylan N.V.	370	15,999	(a)
Perrigo Company PLC	140	12,694
Pfizer Inc.	5,451	191,930
Zoetis Inc.	413	19,601
		950,485

Property & Casualty Insurance—0.9%
Chubb Ltd.	427	55,813
Cincinnati Financial Corp.	143	10,710
The Allstate Corp.	323	22,594
The Progressive Corp.	494	16,549
The Travelers Companies Inc.	254	30,236
XL Group PLC	239	7,961
		143,863

Publishing—0.0% *
News Corp., Class A	366	4,154
News Corp., Class B	40	467
		4,621

Railroads—0.7%
CSX Corp.	825	21,516
Kansas City Southern	106	9,550
Norfolk Southern Corp.	256	21,793
Union Pacific Corp.	742	64,739
		117,598

Real Estate Services—0.1%
CBRE Group Inc., Class A	283	7,494	(a)

Regional Banks—0.9%
BB&T Corp.	744	26,494
Citizens Financial Group Inc.	500	9,990
Fifth Third Bancorp	651	11,451
Huntington Bancshares Inc.	775	6,928
KeyCorp	816	9,017
M&T Bank Corp.	134	15,843
People’s United Financial Inc.	297	4,354
Regions Financial Corp.	1,070	9,106
SunTrust Banks Inc.	454	18,650
The PNC Financial Services Group Inc.	435	35,405
Zions Bancorporation	153	3,845
		151,083

Research & Consulting Services—0.3%
Equifax Inc.	100	12,840
Nielsen Holdings PLC	305	15,851
The Dun & Bradstreet Corp.	26	3,168
Verisk Analytics Inc.	128	10,378	(a)
		42,237

Residential REITs—0.4%
Apartment Investment & Management Co., Class A	151	6,668
AvalonBay Communities Inc.	117	21,106
Equity Residential	312	21,490
Essex Property Trust Inc.	54	12,317
UDR Inc.	218	8,049
		69,630

Restaurants—1.3%
Chipotle Mexican Grill Inc.	26	10,472	(a)
Darden Restaurants Inc.	112	7,094
McDonald’s Corp.	783	94,226
Starbucks Corp.	1,334	76,198
Yum! Brands Inc.	353	29,271
		217,261

Retail REITs—0.8%
Federal Realty Investment Trust	60	9,933
General Growth Properties Inc.	488	14,552
Kimco Realty Corp.	404	12,678
Realty Income Corp.	253	17,548
Simon Property Group Inc.	283	61,383
The Macerich Co.	103	8,795
		124,889

Security & Alarm Services—0.1%
Tyco International PLC	356	15,166

Semiconductor Equipment—0.3%
Applied Materials Inc.	935	22,412
KLA-Tencor Corp.	152	11,134
Lam Research Corp.	132	11,096
		44,642

Semiconductors—2.5%
Analog Devices Inc.	261	14,783
Broadcom Ltd.	323	50,194
First Solar Inc.	72	3,491	(a)
Intel Corp.	4,193	137,530
Linear Technology Corp.	233	10,842
Microchip Technology Inc.	198	10,051
Micron Technology Inc.	844	11,613	(a)
NVIDIA Corp.	431	20,261
Qorvo Inc.	101	5,581	(a)
QUALCOMM Inc.	1,339	71,730
Skyworks Solutions Inc.	159	10,062
Texas Instruments Inc.	878	55,007
Xilinx Inc.	211	9,733
		410,878

Soft Drinks—2.0%
Dr Pepper Snapple Group Inc.	157	15,171
Monster Beverage Corp.	132	21,214	(a)
PepsiCo Inc.	1,283	135,921
The Coca-Cola Co.	3,453	156,524
		328,830

Specialized Consumer Services—0.0% *
H&R Block Inc.	229	5,267

Specialized Finance—0.6%
CME Group Inc.	292	28,441
Intercontinental Exchange Inc.	102	26,108
Moody’s Corp.	142	13,307
Nasdaq Inc.	95	6,143
S&P Global Inc.	227	24,348
		98,347

Specialized REITs—1.2%
American Tower Corp.	393	44,649
Crown Castle International Corp.	316	32,052
Digital Realty Trust Inc.	141	15,367
Equinix Inc.	62	24,039
Extra Space Storage Inc.	108	9,994
Iron Mountain Inc.	254	10,117
Public Storage	127	32,460
Weyerhaeuser Co.	675	20,095
		188,773

Specialty Chemicals—0.5%
Albemarle Corp.	100	7,931
Ecolab Inc.	229	27,159
International Flavors & Fragrances Inc.	78	9,834
PPG Industries Inc.	229	23,850
The Sherwin-Williams Co.	67	19,676
		88,450

Specialty Stores—0.3%
Signet Jewelers Ltd.	77	6,345
Staples Inc.	503	4,336
Tiffany & Co.	108	6,549
Tractor Supply Co.	111	10,121
Ulta Salon Cosmetics & Fragrance Inc.	56	13,644	(a)
		40,995

Steel—0.1%
Nucor Corp.	266	13,143

Systems Software—3.1%
CA Inc.	241	7,912
Microsoft Corp.	7,037	360,083
Oracle Corp.	2,769	113,335
Red Hat Inc.	152	11,035	(a)
Symantec Corp.	527	10,825
		503,190

Technology Hardware, Storage & Peripherals—3.6%
Apple Inc.	4,898	468,249	(m)
EMC Corp.	1,798	48,852
Hewlett Packard Enterprise Co.	1,426	26,053
HP Inc.	1,558	19,553
NetApp Inc.	284	6,983
Seagate Technology PLC	292	7,113
Western Digital Corp.	274	12,949
		589,752

Tires & Rubber—0.0% *
The Goodyear Tire & Rubber Co.	262	6,723

Tobacco—1.8%
Altria Group Inc.	1,739	119,921
Philip Morris International Inc.	1,377	140,069
Reynolds American Inc.	717	38,668
		298,658

Trading Companies & Distributors—0.2%
Fastenal Co.	241	10,698
United Rentals Inc.	90	6,039	(a)
WW Grainger Inc.	47	10,681
		27,418

Trucking—0.1%
JB Hunt Transport Services Inc.	87	7,041
Ryder System Inc.	38	2,323
		9,364

Water Utilities—0.1%
American Water Works Company Inc.	156	13,184

Total Common Stock
(Cost $13,797,307)		16,218,616

Short-Term Investments—2.0%
State Street Institutional U.S. Government Money Market Fund—Class G Shares
0.29%
(Cost $324,018)		324,018	(d,m,n)

Total Investments
(Cost $14,121,325)		16,542,634

Liabilities in Excess of Other Assets, net—(1.2)%		(198,844)

NET ASSETS—100.0%		$16,343,790

Other Information:

The Fund had the following long futures contracts open at June 30, 2016:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
S&P 500 Emini Index Futures	September 2016	2	$209,020	$10,137

GE Institutional Income Fund

Schedule of Investments—June 30, 2016 (Unaudited)

Bonds and Notes—97.2% †		Principal Amount	Fair Value
U.S. Treasuries—22.5%
U.S. Treasury Bond
2.50%	05/15/46	$5,484,000	$5,721,139	(m)
U.S. Treasury Notes
0.75%	02/15/19	12,404,000	12,429,676	(m)
0.88%	03/31/18	7,376,000	7,412,592	(m)
0.88%	10/15/18	2,739,800	2,754,464
1.25%	03/31/21	494,200	500,049	(m)
1.38%	05/31/21	16,033,100	16,325,576
1.50%	03/31/23	15,481,000	15,707,162	(m)
1.63%	05/15/26	6,549,000	6,632,906
			67,483,564

Agency Mortgage Backed—22.0%
Federal Home Loan Mortgage Corp.
4.50%	06/01/33 - 02/01/35	11,630	12,681
5.00%	07/01/35 - 06/01/41	1,181,202	1,330,549
5.50%	05/01/20 - 04/01/39	361,227	413,008
6.00%	04/01/17 - 11/01/37	587,681	679,837
6.50%	07/01/29 - 10/01/33	2,604	3,010
7.00%	10/01/16 - 08/01/36	73,884	84,555
7.50%	01/01/30 - 09/01/33	2,041	2,157
8.00%	11/01/30	13,955	16,054
8.50%	04/01/30	19,816	24,575
9.00%	12/01/16	57	57
9.50%	04/01/21	27	28
Federal National Mortgage Assoc.
2.72%	04/01/37	2,514	2,574	(h)
3.00%	02/01/43 - 06/01/43	10,157,827	10,617,805	(m)
3.50%	11/01/42 - 08/01/45	3,162,054	3,344,275	(m)
3.50%	05/01/46	1,719,895	1,840,386
4.00%	05/01/19 - 06/01/46	5,274,638	5,720,637
4.00%	01/01/41 - 02/01/46	14,555,009	15,883,447	(m)
4.50%	05/01/18 - 01/01/41	5,653,357	6,186,138
5.00%	07/01/20 - 06/01/41	1,984,256	2,246,035
5.50%	06/01/20 - 04/01/38	1,715,721	1,935,774
5.50%	10/01/24	6,993	7,059	(h)
6.00%	05/01/19 - 08/01/35	1,135,035	1,313,584
6.50%	07/01/17 - 08/01/36	106,014	121,069
7.00%	10/01/16 - 02/01/34	13,470	14,451
7.50%	12/01/23 - 12/01/33	61,022	69,159
8.00%	07/01/25 - 01/01/33	10,923	12,128
8.00%	10/01/31	3,939	4,622	(m)
9.00%	12/01/17 - 12/01/22	2,183	2,379
3.00%	TBA	175,000	181,604	(c)
4.00%	TBA	5,000,000	5,359,863	(c)
Government National Mortgage Assoc.
3.50%	05/20/43	3,007,042	3,203,892
4.00%	01/20/41 - 04/20/43	3,226,175	3,475,667
4.50%	08/15/33 - 05/20/40	631,527	690,238

5.00%	08/15/33	43,455	49,051
6.00%	04/15/27 - 09/15/36	257,894	301,789
6.50%	04/15/19 - 09/15/36	100,232	114,480
7.00%	10/15/27 - 10/15/36	54,138	61,553
7.50%	01/15/23 - 11/15/31	9,838	10,287
8.00%	05/15/30 - 09/15/30	445	495
8.50%	10/15/17	392	399
9.00%	11/15/16 - 12/15/21	2,160	2,261
4.00%	TBA	500,000	534,453	(c)
5.50%	TBA	255,000	286,561	(c)
			66,160,626

Agency Collateralized Mortgage Obligations—1.1%
Collateralized Mortgage Obligation Trust
0.01%	11/01/18	54	54	(d,f)
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	953,849	2,681	(g,h)
Federal Home Loan Mortgage Corp. REMIC
3.50%	11/15/24 - 11/15/30	952,367	50,131	(g)
5.00%	02/15/38	5,672	44	(g)
5.50%	06/15/33	44,555	8,944	(g)
5.56%	08/15/43	1,677,366	319,264	(g,h)
5.66%	05/15/46	4,502,046	764,686	(g,h)
6.16%	08/15/25	345,811	35,921	(g,h)
7.50%	07/15/27	4,561	589	(g)
8.00%	04/15/20	18	19
Federal Home Loan Mortgage Corp. STRIPS
1.47%	08/01/27	1,057	890	(d,f)
5.51%	08/15/43 - 03/15/44	2,917,961	652,142	(g,h)
8.00%	02/01/23 - 07/01/24	3,853	736	(g)
Federal National Mortgage Assoc. REMIC
0.51%	12/25/22	214	207	(d,f)
1.22%	12/25/42	179,864	6,965	(g,h)
5.00%	02/25/40 - 09/25/40	436,693	47,048	(g)
5.55%	07/25/38 - 07/25/42	3,613,579	791,191	(g,h)
6.15%	10/25/43	1,138,499	288,842	(g,h)
7.05%	05/25/18	24,906	1,103	(g,h)
8.00%	05/25/22	5	78	(g)
Federal National Mortgage Assoc. STRIPS
1.87%	12/25/34	21,921	20,368	(d,f)
4.50%	08/25/35 - 01/25/36	156,716	23,385	(g)
5.00%	03/25/38 - 05/25/38	86,366	12,604	(g)
5.50%	12/25/33	20,599	3,546	(g)
6.00%	01/25/35	85,419	17,392	(g)
7.50%	11/25/23	19,197	3,511	(g)
8.00%	08/25/23 - 07/25/24	7,739	1,707	(g)
8.50%	03/25/17 - 07/25/22	261	33	(g)
9.00%	05/25/22	165	27	(g)
Government National Mortgage Assoc.
4.50%	10/20/37 - 08/16/39	700,480	30,024	(g)
5.00%	10/20/37 - 09/20/38	335,061	13,100	(g)
5.80%	02/20/40	1,426,869	236,273	(g,h)
6.36%	01/16/40	472,696	77,205	(g,h)
			3,410,710

Asset Backed—0.1%
Chase Funding Trust 2004-1
3.99%	11/25/33	256,549	262,883	(i)

Corporate Notes—42.7%
21st Century Fox America Inc.
3.70%	10/15/25	107,000	115,778
4.95%	10/15/45	43,000	48,995
6.65%	11/15/37	213,000	279,479
ABB Finance USA Inc.
1.63%	05/08/17	158,000	158,670
AbbVie Inc.
1.75%	11/06/17	370,000	372,190
2.00%	11/06/18	304,000	307,104
2.30%	05/14/21	253,000	256,103
3.20%	05/14/26	254,000	256,819
3.60%	05/14/25	170,000	178,138
4.45%	05/14/46	117,000	118,726
4.70%	05/14/45	85,000	89,953
ACCO Brands Corp.
6.75%	04/30/20	400,000	423,500
Actavis Funding SCS
1.30%	06/15/17	400,000	399,322
3.00%	03/12/20	214,000	220,502
3.45%	03/15/22	299,000	310,633
3.80%	03/15/25	426,000	443,253
Aetna Inc.
2.40%	06/15/21	505,000	516,081
3.20%	06/15/26	505,000	520,107
3.50%	11/15/24	266,000	280,758
Agrium Inc.
3.38%	03/15/25	107,000	108,892
4.90%	06/01/43	187,000	193,921
Alibaba Group Holding Ltd.
4.50%	11/28/34	205,000	213,115
Altria Group Inc.
2.95%	05/02/23	209,000	219,079
4.50%	05/02/43	209,000	236,073
America Movil SAB de C.V.
3.13%	07/16/22	211,000	216,518
American Axle & Manufacturing Inc.
6.25%	03/15/21	283,000	293,613
6.63%	10/15/22	56,000	59,920
American Campus Communities Operating Partnership LP
3.35%	10/01/20	172,000	178,693
4.13%	07/01/24	127,000	134,151
American Electric Power Company Inc.
2.95%	12/15/22	341,000	355,030
American Express Co.
3.63%	12/05/24	242,000	248,311
American Express Credit Corp.
2.60%	09/14/20	428,000	442,086
American International Group Inc.
3.75%	07/10/25	250,000	254,922
4.13%	02/15/24	129,000	136,143
4.50%	07/16/44	85,000	82,288
4.80%	07/10/45	214,000	217,061
American Tower Corp. (REIT)
3.38%	10/15/26	250,000	251,436
3.40%	02/15/19	550,000	572,731

AmeriGas Partners LP/AmeriGas Finance Corp.
5.63%	05/20/24	128,000	128,960
5.88%	08/20/26	192,000	192,480
Amgen Inc.
2.20%	05/22/19	274,000	281,039
Amkor Technology Inc.
6.63%	06/01/21	438,000	425,407
Anadarko Petroleum Corp.
4.85%	03/15/21	102,000	108,193
6.60%	03/15/46	27,000	32,623
Anheuser-Busch InBev Finance Inc.
2.65%	02/01/21	220,000	227,977
3.65%	02/01/26	521,000	557,633
4.90%	02/01/46	190,000	222,560
Anheuser-Busch InBev Worldwide Inc.
2.50%	07/15/22	395,000	401,140
Anthem Inc.
3.30%	01/15/23	218,000	225,209
Apache Corp.
5.10%	09/01/40	128,000	133,388
Apple Inc.
3.25%	02/23/26	236,000	250,763
3.45%	02/09/45	215,000	202,300
4.65%	02/23/46	147,000	165,611
Aramark Services Inc.
5.13%	01/15/24	322,000	328,440	(b)
Argos Merger Sub Inc.
7.13%	03/15/23	527,000	542,151	(b)
Ascension Health
4.85%	11/15/53	327,000	411,061
AstraZeneca PLC
2.38%	11/16/20	135,000	138,643
3.38%	11/16/25	214,000	224,147
4.38%	11/16/45	94,000	102,595
AT&T Inc.
2.45%	06/30/20	406,000	414,546
2.80%	02/17/21	234,000	240,118
3.40%	05/15/25	73,000	74,708
4.13%	02/17/26	739,000	793,865
4.45%	04/01/24	328,000	359,223
4.50%	05/15/35	213,000	217,656
4.75%	05/15/46	50,000	51,247
4.80%	06/15/44	167,000	172,061
AutoZone Inc.
3.25%	04/15/25	426,000	441,821
Bank of America Corp.
1.70%	08/25/17	1,075,000	1,079,040
2.60%	01/15/19	17,000	17,396
2.63%	04/19/21	757,000	768,564
3.50%	04/19/26	368,000	380,674
3.95%	04/21/25	257,000	261,304
4.00%	01/22/25	192,000	195,904
4.10%	07/24/23	190,000	203,633
4.25%	10/22/26	385,000	399,490
Barclays Bank PLC
2.25%	05/10/17	1,281,000	1,294,029	(b)

Barrick Gold Corp.
4.10%	05/01/23	68,000	71,898
Barrick North America Finance LLC
5.70%	05/30/41	50,000	51,672
Baxalta Inc.
2.88%	06/23/20	428,000	435,005
4.00%	06/23/25	321,000	334,598
Berkshire Hathaway Energy Co.
6.13%	04/01/36	266,000	352,286
Berkshire Hathaway Finance Corp.
3.00%	05/15/22	134,000	143,179
Berkshire Hathaway Inc.
3.13%	03/15/26	354,000	371,378
Berry Plastics Corp.
5.13%	07/15/23	260,000	260,000
6.00%	10/15/22	300,000	310,125
Biogen Inc.
2.90%	09/15/20	72,000	75,042
5.20%	09/15/45	10,000	11,253
BMW US Capital LLC
2.00%	04/11/21	354,000	358,630	(b)
2.80%	04/11/26	253,000	259,646	(b)
BNP Paribas S.A.
4.38%	05/12/26	510,000	515,273	(b)
Boston Scientific Corp.
3.85%	05/15/25	215,000	227,526
BP Capital Markets PLC
1.38%	05/10/18	210,000	210,309
3.12%	05/04/26	253,000	257,380
Buckeye Partners LP
5.60%	10/15/44	71,000	67,423
CalAtlantic Group Inc.
5.25%	06/01/26	386,000	374,420
Calpine Corp.
5.75%	01/15/25	255,000	247,988
5.88%	01/15/24	262,000	272,480	(b)
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.50%	04/15/21	438,000	313,170
Canadian Pacific Railway Co.
2.90%	02/01/25	126,000	128,009
Capital One Financial Corp.
4.20%	10/29/25	427,000	439,187
Caterpillar Inc.
4.30%	05/15/44	129,000	142,252
Catholic Health Initiatives
2.60%	08/01/18	130,000	132,489
4.35%	11/01/42	129,000	130,219
CBS Corp.
3.70%	08/15/24	213,000	222,536
CCO Holdings LLC/CCO Holdings Capital Corp.
5.50%	05/01/26	65,000	65,975	(b)
5.88%	04/01/24	399,000	415,958	(b)
Celgene Corp.
3.88%	08/15/25	208,000	221,972
5.00%	08/15/45	214,000	235,846
CenturyLink Inc.
5.80%	03/15/22	176,000	170,885

Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%	12/15/21	485,000	461,962	(b)
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%	07/23/20	321,000	335,617	(b)
4.91%	07/23/25	320,000	348,767	(b)
6.38%	10/23/35	43,000	50,945	(b)
6.48%	10/23/45	86,000	102,748	(b)
Chevron Corp.
3.19%	06/24/23	234,000	248,643
Chubb INA Holdings Inc.
2.30%	11/03/20	426,000	437,634
3.35%	05/03/26	298,000	317,404
4.35%	11/03/45	90,000	103,614
Cigna Corp.
3.25%	04/15/25	427,000	436,171
Cinemark USA Inc.
4.88%	06/01/23	437,000	431,537
Cisco Systems Inc.
2.20%	02/28/21	225,000	231,816
Citigroup Inc.
1.55%	08/14/17	388,000	389,262
1.75%	05/01/18	419,000	420,842
1.85%	11/24/17	205,000	206,133
2.05%	12/07/18	427,000	430,393
2.70%	03/30/21	507,000	516,762
4.40%	06/10/25	215,000	224,415
4.45%	09/29/27	250,000	257,022
4.65%	07/30/45	192,000	211,143
4.75%	05/18/46	250,000	250,484
CMS Energy Corp.
4.88%	03/01/44	215,000	246,656
CNA Financial Corp.
5.88%	08/15/20	366,000	412,571
CNOOC Nexen Finance 2014 ULC
4.25%	04/30/24	433,000	458,884
Cogeco Communications Inc.
4.88%	05/01/20	400,000	408,000	(b)
Columbia Pipeline Group Inc.
3.30%	06/01/20	120,000	124,080
Comcast Corp.
3.38%	08/15/25	222,000	239,261
4.20%	08/15/34	210,000	231,347
4.60%	08/15/45	215,000	247,204
ConocoPhillips Co.
3.35%	11/15/24	147,000	151,434
5.95%	03/15/46	51,000	63,633
Corp Andina de Fomento
4.38%	06/15/22	646,000	721,188
Credit Suisse AG
1.70%	04/27/18	421,000	421,450
Credit Suisse Group Funding Guernsey Ltd.
3.75%	03/26/25	502,000	491,564
3.80%	06/09/23	525,000	523,959	(b)
Crown Americas LLC/Crown Americas Capital Corp. IV
4.50%	01/15/23	263,000	268,260
CSX Corp.
4.50%	08/01/54	125,000	133,985

CubeSmart LP
4.00%	11/15/25	120,000	127,193
CVS Health Corp.
2.25%	08/12/19	387,000	397,440
3.88%	07/20/25	184,000	202,492
5.13%	07/20/45	323,000	400,424
Daimler Finance North America LLC
2.38%	08/01/18	633,000	646,350	(b)
Dana Financing Luxembourg Sarl
6.50%	06/01/26	386,000	375,868	(b)
Danaher Corp.
4.38%	09/15/45	106,000	123,750
Deutsche Bank AG
2.85%	05/10/19	505,000	505,489
4.50%	04/01/25	433,000	400,417
Devon Energy Corp.
5.85%	12/15/25	193,000	212,993
Dexia Credit Local S.A.
2.25%	01/30/19	869,000	885,997	(b)
Diageo Investment Corp.
2.88%	05/11/22	198,000	208,082
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
3.48%	06/01/19	505,000	517,327	(b)
4.42%	06/15/21	253,000	260,035	(b)
6.02%	06/15/26	124,000	128,650	(b)
8.35%	07/15/46	100,000	107,750	(b)
DigitalGlobe Inc.
5.25%	02/01/21	438,000	407,340	(b)
Discover Bank
3.10%	06/04/20	298,000	304,825
Dollar General Corp.
1.88%	04/15/18	425,000	429,531
4.13%	07/15/17	427,000	439,025
4.15%	11/01/25	213,000	234,137
Dollar Tree Inc.
5.75%	03/01/23	525,000	557,812	(b)
Dominion Resources Inc.
3.63%	12/01/24	224,000	235,708
Dr Pepper Snapple Group Inc.
3.40%	11/15/25	213,000	226,464
Duke Energy Progress LLC
4.15%	12/01/44	130,000	143,260
Eastman Chemical Co.
3.60%	08/15/22	426,000	447,964
Ecopetrol S.A.
5.88%	05/28/45	106,000	92,008
Electricite de France S.A.
2.15%	01/22/19	392,000	400,051	(b)
Eli Lilly & Co.
3.70%	03/01/45	42,000	44,767
EMD Finance LLC
3.25%	03/19/25	214,000	219,385	(b)
Emera US Finance LP
2.70%	06/15/21	350,000	357,670	(b)
3.55%	06/15/26	400,000	408,495	(b)
4.75%	06/15/46	100,000	101,884	(b)
Enbridge Energy Partners LP
4.20%	09/15/21	196,000	201,029

Energy Transfer Equity LP
5.88%	01/15/24	862,000	838,295
Energy Transfer Partners LP
4.05%	03/15/25	85,000	83,822
5.15%	03/15/45	73,000	66,375
6.50%	02/01/42	233,000	244,796
Entergy Louisiana LLC
3.05%	06/01/31	151,000	154,793
Enterprise Products Operating LLC
3.70%	02/15/26	205,000	214,643
3.95%	02/15/27	254,000	269,545
EOG Resources Inc.
4.15%	01/15/26	425,000	467,788
Equinix Inc.
5.88%	01/15/26	90,000	93,825
ERP Operating LP
4.50%	07/01/44	85,000	94,970
Express Scripts Holding Co.
3.40%	03/01/27	350,000	350,385
4.80%	07/15/46	150,000	149,901
Exxon Mobil Corp.
2.22%	03/01/21	510,000	525,889
3.04%	03/01/26	240,000	254,112
4.11%	03/01/46	155,000	174,452
FedEx Corp.
4.10%	02/01/45	2,000	2,035
Fiat Chrysler Automobiles N.V.
5.25%	04/15/23	200,000	198,750
Five Corners Funding Trust
4.42%	11/15/23	465,000	502,046	(b)
Florida Power & Light Co.
4.13%	02/01/42	234,000	263,975
Ford Motor Credit Company LLC
3.22%	01/09/22	455,000	466,130
5.88%	08/02/21	329,000	377,374
Frontier Communications Corp.
7.13%	03/15/19	407,000	431,420
11.00%	09/15/25	265,000	275,269
General Motors Co.
5.20%	04/01/45	43,000	42,628
General Motors Financial Company Inc.
3.15%	01/15/20	300,000	303,716
3.20%	07/13/20 - 07/06/21	1,355,000	1,367,700
5.25%	03/01/26	255,000	277,339
Georgia-Pacific LLC
3.60%	03/01/25	325,000	347,771	(b)
Gilead Sciences Inc.
3.65%	03/01/26	240,000	261,125
4.80%	04/01/44	147,000	166,130
GLP Capital LP/GLP Financing II Inc.
5.38%	11/01/23	129,000	134,644
Grupo Televisa SAB
5.00%	05/13/45	209,000	200,735
Halliburton Co.
3.80%	11/15/25	193,000	200,619
5.00%	11/15/45	128,000	139,547

HCA Inc.
4.75%	05/01/23	205,000	210,125
6.50%	02/15/20	85,000	94,244
Hess Corp.
5.60%	02/15/41	102,000	102,911
HSBC Holdings PLC
2.95%	05/25/21	495,000	500,183
3.60%	05/25/23	238,000	243,263
HSBC USA Inc.
2.75%	08/07/20	640,000	645,092
Hyundai Capital America
2.13%	10/02/17	207,000	208,317	(b)
Illinois Tool Works Inc.
3.50%	03/01/24	204,000	223,580
Ingersoll-Rand Luxembourg Finance S.A.
3.55%	11/01/24	299,000	314,738
Ingles Markets Inc.
5.75%	06/15/23	554,000	560,925
Intel Corp.
2.60%	05/19/26	505,000	512,920
International Business Machines Corp.
3.63%	02/12/24	439,000	480,280
Interstate Power & Light Co.
3.40%	08/15/25	100,000	108,146
Intesa Sanpaolo S.p.A.
5.02%	06/26/24	133,000	122,235	(b)
Invesco Finance PLC
3.13%	11/30/22	460,000	480,087
JB Poindexter & Company Inc.
9.00%	04/01/22	120,000	124,800	(b)
JBS USA LLC/JBS USA Finance Inc.
5.75%	06/15/25	350,000	329,000	(b)
Jefferies Group LLC
5.13%	01/20/23	131,000	137,635
6.50%	01/20/43	142,000	141,072
Johnson & Johnson
1.65%	03/01/21	150,000	152,648
2.45%	03/01/26	150,000	155,122
JPMorgan Chase & Co.
2.55%	10/29/20	190,000	194,140
3.30%	04/01/26	252,000	260,910
3.88%	09/10/24	259,000	267,970
4.25%	10/01/27	484,000	514,226
6.10%	10/29/49	510,000	525,937	(h)
KB Home
7.00%	12/15/21	515,000	517,575
Kellogg Co.
4.50%	04/01/46	100,000	107,170
KFW
4.50%	07/16/18	169,000	181,354
Kinder Morgan Energy Partners LP
3.50%	09/01/23	139,000	136,154
4.30%	05/01/24	119,000	120,071
Kinder Morgan Inc.
3.05%	12/01/19	94,000	94,982
5.55%	06/01/45	128,000	130,088

Kraft Heinz Foods Co.
2.80%	07/02/20	208,000	216,015	(b)
3.00%	06/01/26	204,000	206,183	(b)
4.38%	06/01/46	92,000	97,362	(b)
L Brands Inc.
5.63%	02/15/22	175,000	188,300
L-3 Communications Corp.
1.50%	05/28/17	167,000	167,045
Lee Enterprises Inc.
9.50%	03/15/22	353,000	347,705	(b)
Lennar Corp.
4.50%	11/15/19	268,000	279,162
4.75%	05/30/25	176,000	170,720
Levi Strauss & Co.
5.00%	05/01/25	262,000	263,310
Lockheed Martin Corp.
2.50%	11/23/20	299,000	308,451
3.55%	01/15/26	207,000	225,833
3.80%	03/01/45	88,000	89,825
4.70%	05/15/46	96,000	112,964
Lowe’s Companies Inc.
3.70%	04/15/46	353,000	363,227
LYB International Finance BV
4.88%	03/15/44	201,000	212,667
Marathon Oil Corp.
3.85%	06/01/25	126,000	115,814
5.90%	03/15/18	126,000	130,704
6.00%	10/01/17	514,000	532,530
Marathon Petroleum Corp.
3.63%	09/15/24	425,000	417,534
Marsh & McLennan Companies Inc.
3.50%	03/10/25	206,000	214,156
3.75%	03/14/26	300,000	316,556
McDonald’s Corp.
2.75%	12/09/20	128,000	133,646
3.70%	01/30/26	299,000	323,215
4.88%	12/09/45	98,000	114,268
Mead Johnson Nutrition Co.
4.13%	11/15/25	299,000	326,294
Medtronic Inc.
2.50%	03/15/20	128,000	132,762
3.50%	03/15/25	462,000	503,879
4.63%	03/15/45	131,000	154,153
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	165,000	183,151
Merck & Company Inc.
2.75%	02/10/25	425,000	444,598
MetLife Inc.
3.60%	11/13/25	214,000	224,667
4.05%	03/01/45	107,000	105,482
4.72%	12/15/44	131,000	139,615
MGM Resorts International
5.25%	03/31/20	267,000	279,683
6.63%	12/15/21	438,000	476,325
Microsoft Corp.
4.00%	02/12/55	225,000	225,264
Mitsubishi UFJ Financial Group Inc.
3.85%	03/01/26	200,000	218,310

Mizuho Bank Ltd.
2.45%	04/16/19	523,000	533,242	(b)
Mizuho Financial Group Inc.
2.63%	04/12/21	502,000	511,257	(b)
Molson Coors Brewing Co.
2.10%	07/15/21	351,000	352,107
3.00%	07/15/26	187,000	186,918
4.20%	07/15/46	105,000	105,525
Monsanto Co.
4.70%	07/15/64	123,000	112,126
Morgan Stanley
2.45%	02/01/19	235,000	239,412	(m)
2.50%	04/21/21	305,000	308,224	(m)
2.65%	01/27/20	90,000	91,491	(m)
3.70%	10/23/24	189,000	197,793	(m)
3.88%	01/27/26	73,000	77,721	(m)
3.95%	04/23/27	427,000	430,705	(m)
4.10%	05/22/23	485,000	504,287	(m)
5.00%	11/24/25	171,000	187,168	(m)
Mylan N.V.
3.95%	06/15/26	75,000	75,868	(b)
National Retail Properties Inc.
4.00%	11/15/25	213,000	226,112
NCL Corporation Ltd.
4.63%	11/15/20	220,000	219,586	(b)
Newell Brands Inc.
3.85%	04/01/23	257,000	272,629
4.20%	04/01/26	157,000	170,281
5.50%	04/01/46	150,000	178,579
Newmont Mining Corp.
4.88%	03/15/42	163,000	161,274
Nexen Energy ULC
6.40%	05/15/37	232,000	287,351
NIKE Inc.
3.88%	11/01/45	214,000	237,414
Noble Energy Inc.
3.90%	11/15/24	256,000	260,188
Northern States Power Co.
2.20%	08/15/20	427,000	441,295
Northrop Grumman Corp.
3.85%	04/15/45	50,000	52,471
Novartis Capital Corp.
3.00%	11/20/25	108,000	114,776
4.00%	11/20/45	283,000	322,836
NRG Energy Inc.
6.25%	07/15/22	227,000	221,893
7.25%	05/15/26	129,000	128,355	(b)
Occidental Petroleum Corp.
3.50%	06/15/25	428,000	452,494
Omnicom Group Inc.
3.63%	05/01/22	187,000	198,713
Oracle Corp.
1.90%	09/15/21	500,000	501,945	(m)
2.40%	09/15/23	500,000	502,374	(m)
2.65%	07/15/26	350,000	350,400	(m)
2.95%	05/15/25	273,000	283,863	(m)
4.00%	07/15/46	150,000	151,136	(m)
4.13%	05/15/45	86,000	88,712	(m)

Owens & Minor Inc.
3.88%	09/15/21	350,000	362,272
Owens-Brockway Glass Container Inc.
6.38%	08/15/25	300,000	313,500	(b)
Pacific Gas & Electric Co.
3.40%	08/15/24	640,000	685,477
PacifiCorp
6.25%	10/15/37	258,000	356,512
Penn National Gaming Inc.
5.88%	11/01/21	265,000	269,638
PepsiCo Inc.
3.10%	07/17/22	97,000	103,282
4.25%	10/22/44	127,000	142,559
4.60%	07/17/45	128,000	151,638
Perrigo Finance Unlimited Co.
3.50%	03/15/21	254,000	262,845
Petroleos Mexicanos
3.50%	01/30/23	278,000	263,327
4.50%	01/23/26	252,000	242,525
5.63%	01/23/46	94,000	85,681
6.38%	02/04/21	185,000	201,151	(b)
Pfizer Inc.
2.75%	06/03/26	152,000	156,830
4.40%	05/15/44	135,000	153,326
Philip Morris International Inc.
2.13%	05/10/23	354,000	355,370
4.13%	03/04/43	214,000	229,699
Phillips 66 Partners LP
2.65%	02/15/20	128,000	128,711
PNC Bank NA
2.40%	10/18/19	441,000	452,845
PPL Capital Funding Inc.
3.10%	05/15/26	505,000	510,756
Praxair Inc.
3.20%	01/30/26	148,000	160,068
Precision Castparts Corp.
4.38%	06/15/45	128,000	149,824
Prologis LP
3.75%	11/01/25	213,000	227,134
Prudential Financial Inc.
5.38%	05/15/45	214,000	216,408	(h)
5.63%	06/15/43	260,000	269,750	(h)
PulteGroup Inc.
4.25%	03/01/21	130,000	134,030
5.50%	03/01/26	390,000	399,750
QUALCOMM Inc.
4.80%	05/20/45	154,000	160,446
Quest Diagnostics Inc.
4.70%	03/30/45	128,000	134,068
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%	11/01/23	300,000	292,978
Reynolds American Inc.
4.45%	06/12/25	382,000	426,814
5.85%	08/15/45	63,000	80,550
Rio Tinto Finance USA PLC
4.13%	08/21/42	116,000	115,362

Rogers Communications Inc.
5.00%	03/15/44	86,000	97,297
Royal Bank of Canada
1.20%	09/19/17	717,000	718,556
4.65%	01/27/26	235,000	251,562
Ryder System Inc.
2.45%	09/03/19	345,000	350,829
Santander Bank NA
2.00%	01/12/18	270,000	269,847
Santander UK Group Holdings PLC
3.13%	01/08/21	300,000	300,652
4.75%	09/15/25	200,000	197,404	(b)
Schaeffler Holding Finance BV (6.75% Cash/7.50% PIK)
6.75%	11/15/22	459,782	505,760	(b,l)
Schlumberger Holdings Corp.
3.00%	12/21/20	288,000	300,401	(b)
4.00%	12/21/25	225,000	242,272	(b)
Shell International Finance BV
2.88%	05/10/26	251,000	255,150
Sinclair Television Group Inc.
5.38%	04/01/21	459,000	472,770
Sinopec Capital 2013 Ltd.
3.13%	04/24/23	335,000	335,196	(b)
Southern California Edison Co.
2.40%	02/01/22	170,000	176,258
Standard Industries Inc.
5.38%	11/15/24	525,000	534,187	(b)
Statoil ASA
3.95%	05/15/43	107,000	111,143
Sumitomo Mitsui Banking Corp.
1.35%	07/11/17	260,000	260,013
1.95%	07/23/18	360,000	363,965
Sunoco LP/Sunoco Finance Corp.
5.50%	08/01/20	175,000	172,813	(b)
SUPERVALU Inc.
6.75%	06/01/21	441,000	370,431
T-Mobile USA Inc.
6.50%	01/15/26	132,000	139,260
6.63%	04/01/23	438,000	463,019
Tampa Electric Co.
4.35%	05/15/44	209,000	228,722
Target Corp.
2.50%	04/15/26	255,000	261,588
TD Ameritrade Holding Corp.
2.95%	04/01/22	211,000	219,871
Teachers Insurance & Annuity Association of America
4.90%	09/15/44	250,000	277,754	(b)
Telecom Italia S.p.A.
5.30%	05/30/24	650,000	648,375	(b)
Tenet Healthcare Corp.
4.75%	06/01/20	160,000	163,888
6.00%	10/01/20	424,000	447,320
The Allstate Corp.
5.75%	08/15/53	240,000	246,120	(h)
The Bank of Tokyo-Mitsubishi UFJ Ltd.
2.30%	03/10/19	400,000	407,253	(b)

The Boeing Co.
2.85%	10/30/24	224,000	236,663
The Coca-Cola Co.
2.88%	10/27/25	207,000	219,360
The Dow Chemical Co.
4.25%	10/01/34	218,000	225,134
The Goldman Sachs Group Inc.
2.38%	01/22/18	335,000	339,583
2.63%	01/31/19 - 04/25/21	424,000	431,329
2.90%	07/19/18	296,000	303,746
3.75%	05/22/25	365,000	381,374
4.00%	03/03/24	142,000	152,355
4.25%	10/21/25	72,000	74,507
4.80%	07/08/44	464,000	512,421
5.15%	05/22/45	214,000	223,004
The Home Depot Inc.
3.35%	09/15/25	299,000	326,011
4.25%	04/01/46	82,000	93,724
The Korea Development Bank
3.38%	09/16/25	211,000	229,433
4.00%	09/09/16	245,000	246,403
The Kroger Co.
2.95%	11/01/21	299,000	314,187
The Progressive Corp.
3.70%	01/26/45	122,000	125,665
The Southern Co.
3.25%	07/01/26	505,000	524,992
4.40%	07/01/46	150,000	161,355
The Toronto-Dominion Bank
2.50%	12/14/20	427,000	441,714
The Travelers Companies Inc.
3.75%	05/15/46	100,000	104,758
The Walt Disney Co.
2.30%	02/12/21	328,000	341,302
4.13%	06/01/44	102,000	115,914
Time Inc.
5.75%	04/15/22	443,000	416,420	(b)
Time Warner Cable Inc.
4.50%	09/15/42	43,000	40,101
6.55%	05/01/37	127,000	148,181
Time Warner Inc.
3.88%	01/15/26	139,000	149,939
5.35%	12/15/43	261,000	299,200
TransCanada PipeLines Ltd.
4.88%	01/15/26	308,000	351,904
Tyco Electronics Group S.A.
2.35%	08/01/19	421,000	427,394
Tyco International Finance S.A.
5.13%	09/14/45	130,000	149,161
Tyson Foods Inc.
2.65%	08/15/19	71,000	72,941
U.S. Bancorp
3.10%	04/27/26	254,000	264,338
5.13%	12/29/49	427,000	439,276	(h)

UBS Group Funding Jersey Ltd.
2.95%	09/24/20	200,000	203,413	(b)
Under Armour Inc.
3.25%	06/15/26	500,000	505,431
United Rentals North America Inc.
6.13%	06/15/23	345,000	359,231
UnitedHealth Group Inc.
2.70%	07/15/20	155,000	161,450
4.75%	07/15/45	275,000	332,933
Universal Health Services Inc.
5.00%	06/01/26	257,000	257,643	(b)
Vale Overseas Ltd.
4.38%	01/11/22	127,000	119,024
5.88%	06/10/21	505,000	505,631
Ventas Realty LP
4.13%	01/15/26	171,000	183,853
Verizon Communications Inc.
1.35%	06/09/17	593,000	594,566	(m)
3.50%	11/01/24	213,000	226,952	(m)
4.15%	03/15/24	172,000	189,711	(m)
4.40%	11/01/34	113,000	116,581	(m)
4.67%	03/15/55	150,000	151,526	(m)
4.86%	08/21/46	214,000	233,698	(m)
5.05%	03/15/34	385,000	427,526	(m)
5.15%	09/15/23	256,000	298,260	(m)
Virgin Media Finance PLC
5.75%	01/15/25	439,000	425,281	(b)
Visa Inc.
2.80%	12/14/22	299,000	315,485
3.15%	12/14/25	299,000	319,827
4.30%	12/14/45	141,000	162,718
Volkswagen Group of America Finance LLC
1.08%	11/20/17	211,000	208,822	(b,h)
W.R. Grace & Co.
5.13%	10/01/21	165,000	169,538	(b)
5.63%	10/01/24	438,000	448,950	(b)
Walgreens Boots Alliance Inc.
2.60%	06/01/21	252,000	256,154
4.65%	06/01/46	76,000	81,112
Wells Fargo & Co.
3.00%	04/22/26	505,000	514,758
3.90%	05/01/45	214,000	224,893
4.10%	06/03/26	22,000	23,506
4.30%	07/22/27	172,000	185,639
4.40%	06/14/46	150,000	152,344
5.88%	12/29/49	297,000	316,676	(h)
5.90%	12/29/49	281,000	289,079	(h)
Western Digital Corp.
7.38%	04/01/23	65,000	69,225	(b)
Western Gas Partners LP
4.65%	07/01/26	251,000	250,488	(c)
Williams Partners LP
3.90%	01/15/25	403,000	366,470
5.40%	03/04/44	43,000	38,276
Windstream Services LLC
6.38%	08/01/23	409,000	343,560

WPP Finance 2010
3.75%	09/19/24	425,000	449,357
XLIT Ltd.
5.25%	12/15/43	184,000	199,030
XPO Logistics Inc.
6.50%	06/15/22	386,000	368,148	(b)
Zimmer Biomet Holdings Inc.
3.55%	04/01/25	213,000	219,642
			128,187,442

Non-Agency Collateralized Mortgage Obligations—7.0%
American Tower Trust I (REIT)
1.55%	03/15/43	644,000	645,375	(b)
Banc of America Commercial Mortgage Trust 2006-4
5.68%	07/10/46	723,484	722,781
Banc of America Commercial Mortgage Trust 2007-1
5.48%	01/15/49	905,000	894,899	(h)
Banc of America Commercial Mortgage Trust 2007-4
5.93%	02/10/51	60,477	62,507	(h)
Banc of America Commercial Mortgage Trust 2008-1
6.44%	02/10/51	129,748	136,555	(h)
Banc of America Merrill Lynch Commercial Mortgage Inc. 2005-1
5.53%	11/10/42	30,560	30,533	(h)
Bear Stearns Commercial Mortgage Securities Trust 2007-PW18
6.09%	06/11/50	190,000	198,567	(h)
Citigroup Commercial Mortgage Trust 2014-GC23
4.66%	07/10/47	848,000	694,404	(b,h)
Citigroup Commercial Mortgage Trust 2015-GC33
3.17%	09/10/58	206,012	132,318
COMM 2013-CR12 Mortgage Trust
5.25%	10/10/46	100,000	91,021	(b,h)
COMM 2013-LC13 Mortgage Trust
4.56%	08/10/46	175,000	196,900	(b,h)
COMM 2014-CR14 Mortgage Trust
4.53%	02/10/47	245,000	276,336	(h)
COMM 2014-CR19 Mortgage Trust
4.88%	08/10/47	413,823	319,432	(b,h)
COMM 2015-CR23 Mortgage Trust
4.40%	05/10/48	189,546	185,297	(h)
COMM 2015-CR24 Mortgage Trust
3.46%	08/10/55	412,335	284,647	(h)
COMM 2015-LC19 Mortgage Trust
2.87%	02/10/48	309,000	225,027	(b)
COMM 2015-PC1 Mortgage Trust
4.59%	07/10/50	185,864	187,528	(h)
CSAIL 2015-C1 Commercial Mortgage Trust
3.94%	04/15/50	100,000	79,692	(b,h)
CSAIL 2015-C2 Commercial Mortgage Trust
4.35%	06/15/57	133,000	98,457	(h)
CSAIL 2015-C3 Commercial Mortgage Trust
3.51%	08/15/48	247,064	175,295	(h)
GS Mortgage Securities Corp. II 2012-GCJ9
2.46%	11/10/45	943,219	84,831	(g,h)
GS Mortgage Securities Trust 2011-GC5
3.00%	08/10/44	51,461	51,466

GS Mortgage Securities Trust 2015-GC28
1.31%	02/10/48	2,839,739	186,197	(g,h)
GS Mortgage Securities Trust 2015-GC32
3.35%	07/10/48	226,593	170,931
GS Mortgage Securities Trust 2015-GC34
2.98%	10/10/48	459,148	314,289
GS Mortgage Securities Trust 2015-GS1
3.27%	11/10/48	567,780	408,526
JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9
1.99%	12/15/47	1,209,290	85,129	(g,h)
JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP8
5.44%	05/15/45	380,000	380,182
JP Morgan Chase Commercial Mortgage Securities Trust 2007-CB18
5.44%	06/12/47	256,262	260,158
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.16%	07/15/45	125,000	137,062	(h)
JPMBB Commercial Mortgage Securities Trust 2013-C17
5.05%	01/15/47	180,876	152,980	(b,h)
JPMBB Commercial Mortgage Securities Trust 2014-C18
4.97%	02/15/47	197,705	163,483	(b,h)
JPMBB Commercial Mortgage Securities Trust 2014-C19
4.83%	04/15/47	100,000	80,556	(b,h)
JPMBB Commercial Mortgage Securities Trust 2015-C29
3.84%	05/15/48	392,595	276,579	(h)
JPMBB Commercial Mortgage Securities Trust 2015-C30
4.46%	07/15/48	411,987	366,765	(h)
LB-UBS Commercial Mortgage Trust 2004-C8
0.53%	12/15/39	95,398	395	(b,g,h)
LB-UBS Commercial Mortgage Trust 2007-C6
6.11%	07/15/40	269,803	278,223	(h)
6.11%	07/15/40	530,000	545,602	(b)
MASTR Alternative Loan Trust 2003-5
5.00%	08/25/18	15,581	450	(g)
ML-CFC Commercial Mortgage Trust 2006-3
5.46%	07/12/46	1,029,000	1,029,861	(h)
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9
4.29%	05/15/46	156,576	135,778	(b,h)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14
4.99%	02/15/47	225,766	199,219	(b,h)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15
5.06%	04/15/47	578,625	498,672	(b,h)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
3.39%	10/15/47	835,411	571,751	(b)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19
3.25%	12/15/47	251,885	169,479	(b)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20
1.56%	02/15/48	3,219,767	266,467	(g,h)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
1.12%	03/15/48	3,879,545	245,285	(g,h)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22
4.38%	04/15/48	1,090,096	867,435	(b,h)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23
4.27%	07/15/50	1,525,730	1,163,182	(b,h)
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28
3.00%	01/15/49	267,259	177,232	(b)

Morgan Stanley Capital I Trust 2006-IQ11
6.11%	10/15/42	270,000	269,418	(h)
Morgan Stanley Capital I Trust 2006-T21
5.27%	10/12/52	66,838	66,812	(h)
Morgan Stanley Capital I Trust 2007-IQ16
6.25%	12/12/49	190,000	198,403	(h)
Morgan Stanley Capital I Trust 2008-T29
6.48%	01/11/43	250,000	264,334	(h)
Morgan Stanley Capital I Trust 2015-MS1
4.16%	05/15/48	260,000	199,278	(b,h)
Morgan Stanley Capital I Trust 2016-UBS9
1.41%	03/15/49	4,764,593	397,228	(g,h)
3.00%	03/15/49	241,000	168,146	(b)
Wells Fargo Commercial Mortgage Trust 2015-C26
1.54%	02/15/48	3,270,331	262,580	(g,h)
Wells Fargo Commercial Mortgage Trust 2015-C29
4.37%	06/15/48	336,512	251,840	(h)
Wells Fargo Commercial Mortgage Trust 2015-C30
4.65%	09/15/58	205,915	156,999	(b,h)
Wells Fargo Commercial Mortgage Trust 2015-LC22
4.69%	09/15/58	206,161	157,116	(h)
Wells Fargo Commercial Mortgage Trust 2015-NXS2
4.39%	07/15/58	206,028	151,159	(h)
Wells Fargo Commercial Mortgage Trust 2015-SG1
4.62%	12/15/47	205,916	205,667	(h)
Wells Fargo Commercial Mortgage Trust 2016-C33
3.12%	03/15/59	281,063	189,928	(b)
xWells Fargo Mortgage Backed Securities Trust 2006-3
5.50%	03/25/36	46,830	—	**
WFRBS Commercial Mortgage Trust 2013-C17
4.26%	12/15/46	240,000	266,857
5.30%	12/15/46	175,000	160,035	(b,h)
WFRBS Commercial Mortgage Trust 2013-C18
4.82%	12/15/46	221,760	202,238	(b,h)
WFRBS Commercial Mortgage Trust 2014-C19
4.23%	03/15/47	412,226	322,869	(b)
WFRBS Commercial Mortgage Trust 2014-C22
4.06%	09/15/57	532,045	393,855	(b,h)
WFRBS Commercial Mortgage Trust 2014-C24
3.69%	11/15/47	784,992	557,175	(b)
WFRBS Commercial Mortgage Trust 2014-C25
3.80%	11/15/47	95,000	66,003	(b,h)
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%	03/15/47	544,000	606,446	(h)
4.59%	03/15/47	582,134	476,153	(b,h)
WFRBS Commercial Mortgage Trust 2015-C31
3.85%	11/15/48	102,974	72,400
			20,968,675

Sovereign Bonds—1.0%
Government of Colombia
2.63%	03/15/23	327,000	316,372
5.63%	02/26/44	143,000	158,730
Government of Mexico
3.60%	01/30/25	336,000	351,540
4.00%	10/02/23	214,000	230,318
4.60%	01/23/46	310,000	327,050
4.75%	03/08/44	304,000	327,560

Government of Panama
4.00%	09/22/24	203,000	218,225
Government of Peru
4.13%	08/25/27	129,000	141,900
5.63%	11/18/50	69,000	85,733
Government of Philippines
3.95%	01/20/40	200,000	230,349
4.20%	01/21/24	200,000	228,784
Government of Turkey
3.25%	03/23/23	296,000	286,750
4.88%	04/16/43	211,000	205,989
			3,109,300

Municipal Bonds and Notes—0.8%
American Municipal Power Inc.
6.27%	02/15/50	295,000	386,400
Municipal Electric Authority of Georgia
6.64%	04/01/57	336,000	449,296
Port Authority of New York & New Jersey
4.46%	10/01/62	525,000	598,804
South Carolina State Public Service Authority
6.45%	01/01/50	235,000	341,659
State of California
5.70%	11/01/21	290,000	349,610
State of Illinois
5.10%	06/01/33	130,000	124,939
			2,250,708

FNMA (TBA)—0.0% *
Lehman TBA
5.50%	TBA	216,625	12,781	(k,o)

Total Bonds and Notes
(Cost $285,684,825)			291,846,689

		Number of Shares	Fair Value
Domestic Equity—0.1%

Preferred Stock—0.1%
Wells Fargo & Co.
(Cost $326,100)		13,044	359,884

Total Investments in Securities
(Cost $286,010,925)			292,206,573

Short-Term Investments—2.4%
State Street Institutional U.S. Government Money Market Fund—Class G Shares
0.29%
(Cost $7,129,257)			7,129,257	(d,m,n)

Total Investments
(Cost $293,140,182)			299,335,830

Other Assets and Liabilities, net—0.3%			900,607

NET ASSETS—100.0%			$300,236,437

Other Information:

Centrally Cleared Credit Default Swaps—Buy Protection

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract annual Fixed Rate	Termination Date	Market Value	Unamortized Upfront Payments Received	Unrealized Depreciation
Markit CDX North America High Yield Index	CME Group Inc.	$17,604	5.00%	12/20/20	$(724,790)	$(364,723)	$(360,067)
Markit CDX North America Investment Grade Index	CME Group Inc.	3,765	1.00	06/20/21	(39,044)	(25,211)	(13,833)

							$(373,900)

The Fund had the following long futures contracts open at June 30, 2016:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
U.S. Long Bond Futures	September 2016	1	$172,344	$6,270
Ultra Long-Term U.S. Treasury Bond Futures	September 2016	27	5,032,125	76,119
2 Yr. U.S. Treasury Notes Futures	September 2016	27	5,921,859	1,749
5 Yr. U.S. Treasury Notes Futures	September 2016	56	6,841,188	77,000

				$161,138

The Fund had the following short futures contracts open at June 30, 2016:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation
10 Yr. U.S. Treasury Notes Futures	September 2016	65	$(8,643,985)	$(71,054)

				$90,084

GE Institutional Strategic Investment Fund

Schedule of Investments—June 30, 2016 (Unaudited)

Domestic Equity—31.2% †	Number of Shares	Fair Value
Common Stock—31.2%

Aerospace & Defense—1.0%
General Dynamics Corp.	17,264	$2,403,839
Hexcel Corp.	46,253	1,925,975
Honeywell International Inc.	15,766	1,833,901
The Boeing Co.	8,604	1,117,402
		7,281,117

Agricultural Products—0.0% *
Archer-Daniels-Midland Co.	5,686	243,873

Air Freight & Logistics—0.1%
United Parcel Service Inc., Class B	8,730	940,396

Airlines—0.3%
Delta Air Lines Inc.	54,526	1,986,382

Apparel, Accessories & Luxury Goods—0.2%
Ralph Lauren Corp.	8,948	801,920
VF Corp.	16,614	1,021,595
		1,823,515

Application Software—0.3%
Intuit Inc.	18,551	2,070,477

Asset Management & Custody Banks—0.4%
Ameriprise Financial Inc.	24,550	2,205,818
Invesco Ltd.	35,758	913,259
		3,119,077

Automobile Manufacturers—0.2%
Ford Motor Co.	110,941	1,394,528

Automotive Retail—0.1%
Advance Auto Parts Inc.	6,328	1,022,795

Biotechnology—1.8%
Alexion Pharmaceuticals Inc.	13,752	1,605,683	(a)
Amgen Inc.	42,571	6,477,178
Gilead Sciences Inc.	46,399	3,870,605
Vertex Pharmaceuticals Inc.	12,441	1,070,175	(a)
		13,023,641

Broadcasting—0.1%
CBS Corp., Class B	16,211	882,527

Cable & Satellite—1.4%
Charter Communications Inc., Class A	13,440	3,072,922	(a)
Comcast Corp., Class A	58,688	3,825,871
Liberty Global PLC, Class C	74,210	2,126,116	(a)
Sirius XM Holdings Inc.	327,367	1,293,100	(a)
		10,318,009

Casinos & Gaming—0.1%
Las Vegas Sands Corp.	16,587	721,369

Communications Equipment—0.7%
Cisco Systems Inc.	185,202	5,313,445

Consumer Finance—0.5%
Discover Financial Services	74,753	4,006,013

Data Processing & Outsourced Services—0.7%
PayPal Holdings Inc.	44,745	1,633,640	(a)
Visa Inc., Class A	48,014	3,561,198
		5,194,838

Diversified Banks—2.0%
Bank of America Corp.	265,425	3,522,190
Citigroup Inc.	100,796	4,272,742
JPMorgan Chase & Co.	82,098	5,101,570
Wells Fargo & Co.	43,722	2,069,362
		14,965,864

Drug Retail—0.1%
CVS Health Corp.	10,633	1,018,003

Electric Utilities—0.3%
NextEra Energy Inc.	15,447	2,014,289

General Merchandise Stores—0.2%
Dollar General Corp.	18,750	1,762,500

Gold—0.1%
Newmont Mining Corp.	19,928	779,583

Healthcare Distributors—0.2%
Cardinal Health Inc.	14,944	1,165,781

Healthcare Equipment—0.9%
Abbott Laboratories	37,094	1,458,165
Boston Scientific Corp.	161,614	3,776,919	(a)
Stryker Corp.	11,136	1,334,427
		6,569,511

Healthcare Supplies—0.3%
The Cooper Companies Inc.	10,694	1,834,770

Home Improvement Retail—0.6%
Lowe’s Companies Inc.	57,071	4,518,311

Hotels, Resorts & Cruise Lines—0.1%
Hilton Worldwide Holdings Inc.	34,235	771,315

Household Products—0.2%
The Procter & Gamble Co.	13,495	1,142,622

Housewares & Specialties—0.3%
Newell Brands Inc.	51,338	2,493,487

Hypermarkets & Super Centers—0.2%
Wal-Mart Stores Inc.	19,099	1,394,609

Independent Power Producers & Energy Traders—0.1%
Calpine Corp.	70,384	1,038,164	(a)

Industrial Gases—0.1%
Air Products & Chemicals Inc.	4,024	571,569

Industrial Machinery—0.5%
Ingersoll-Rand PLC	62,157	3,958,158

Integrated Oil & Gas—1.8%
Chevron Corp.	39,186	4,107,868
Exxon Mobil Corp.	65,425	6,132,940
Occidental Petroleum Corp.	43,713	3,302,954
		13,543,762

Internet Retail—0.5%
Amazon.com Inc.	5,412	3,872,935	(a)

Internet Software & Services—1.5%
Alphabet Inc., Class A	4,492	3,160,257	(a)
Alphabet Inc., Class C	5,456	3,776,098	(a)
Facebook Inc., Class A	22,916	2,618,840	(a)
LinkedIn Corp., Class A	8,076	1,528,383	(a)
		11,083,578

Investment Banking & Brokerage—0.3%
The Charles Schwab Corp.	94,956	2,403,336

IT Consulting & Other Services—0.1%
Cognizant Technology Solutions Corp., Class A	15,476	885,846	(a)

Movies & Entertainment—0.8%
The Walt Disney Co.	20,952	2,049,525
Time Warner Inc.	48,863	3,593,385
		5,642,910

Multi-Line Insurance—0.6%
American International Group Inc.	18,551	981,162
The Hartford Financial Services Group Inc.	77,784	3,452,054
		4,433,216

Multi-Utilities—0.5%
Dominion Resources Inc.	7,311	569,746
Sempra Energy	26,149	2,981,509
		3,551,255

Oil & Gas Equipment & Services—0.4%
Schlumberger Ltd.	39,901	3,155,371

Oil & Gas Exploration & Production—0.7%
Concho Resources Inc.	5,060	603,506	(a)
ConocoPhillips	36,819	1,605,308
Hess Corp.	55,316	3,324,492
		5,533,306

Packaged Foods & Meats—0.4%
Mondelez International Inc., Class A	61,075	2,779,523

Paper Packaging—0.1%
Packaging Corporation of America	5,892	394,352

Pharmaceuticals—3.0%
Allergan PLC	34,038	7,865,842	(a)
Johnson & Johnson	50,388	6,112,064
Merck & Company Inc.	86,769	4,998,762
Pfizer Inc.	88,397	3,112,458
		22,089,126

Research & Consulting Services—0.4%
Nielsen Holdings PLC	55,540	2,886,414

Semiconductor Equipment—0.5%
Applied Materials Inc.	163,686	3,923,553

Semiconductors—0.8%
QUALCOMM Inc.	105,604	5,657,206

Soft Drinks—0.7%
PepsiCo Inc.	48,368	5,124,106

Specialized Finance—0.8%
CME Group Inc.	32,086	3,125,177
S&P Global Inc.	27,281	2,926,160
		6,051,337

Specialized REITs—0.8%
American Tower Corp.	44,077	5,007,588
Extra Space Storage Inc.	7,298	675,357
		5,682,945

Specialty Chemicals—0.1%
PPG Industries Inc.	9,775	1,018,066

Systems Software—0.7%
Microsoft Corp.	62,824	3,214,704
Oracle Corp.	55,785	2,283,280
		5,497,984

Technology Hardware, Storage & Peripherals—1.2%
Apple Inc.	60,890	5,821,084
Hewlett Packard Enterprise Co.	61,473	1,123,112
Western Digital Corp.	45,324	2,142,012
		9,086,208

Trading Companies & Distributors—0.4%
United Rentals Inc.	44,123	2,960,653	(a)

Total Common Stock
(Cost $205,869,473)		232,597,526

Preferred Stock—0.0% *

Diversified Banks—0.0% *
Wells Fargo & Co.	9,802	270,437

Total Preferred Stock
(Cost $245,050)		270,437

Total Domestic Equity
(Cost $206,114,523)		232,867,963

Foreign Equity—21.4%

Common Stock—21.4%

Advertising—0.2%
WPP PLC	76,548	1,602,018

Aerospace & Defense—0.4%
Airbus Group SE	25,077	1,438,965
Zodiac Aerospace	62,467	1,458,835
		2,897,800

Airport Services—0.0% *
TAV Havalimanlari Holding AS	5,662	24,323

Apparel Retail—0.1%
Fast Retailing Company Ltd.	1,588	429,152

Apparel, Accessories & Luxury Goods—0.0% *
Makalot Industrial Company Ltd.	6,349	29,885

Application Software—0.3%
Mobileye N.V.	5,463	252,063	(a)
SAP SE	26,144	1,965,671
		2,217,734

Asset Management & Custody Banks—0.1%
Brookfield Asset Management Inc., Class A	20,995	690,942
Noah Holdings Ltd. ADR	1,347	32,476	(a)
		723,418

Auto Parts & Equipment—0.7%
Continental AG	13,968	2,645,974
Delphi Automotive PLC	37,873	2,370,850
Superalloy Industrial Company Ltd.	14,311	75,530
		5,092,354

Automobile Manufacturers—0.5%
Fuji Heavy Industries Ltd.	45,200	1,563,899
Great Wall Motor Company Ltd., Class H	42,500	35,423
Mahindra & Mahindra Ltd.	5,035	106,806
Maruti Suzuki India Ltd.	1,055	65,781
Toyota Motor Corp.	43,280	2,147,678
		3,919,587

Biotechnology—0.4%
Shire PLC	47,511	2,948,539

Brewers—0.4%
AMBEV S.A. ADR	9,033	53,385
Anheuser-Busch InBev S.A.	23,300	3,084,437
		3,137,822

Broadcasting—0.0% *
Media Nusantara Citra Tbk PT	233,900	39,241

Building Products—0.5%
Assa Abloy AB, Class B	109,317	2,245,775
Geberit AG	4,079	1,548,619
		3,794,394

Cable & Satellite—0.3%
Liberty Global PLC LiLAC, Class C	8,577	278,682	(a)
Naspers Ltd., Class N	11,958	1,836,275
		2,114,957

Communications Equipment—0.3%
Telefonaktiebolaget LM Ericsson, Class B	331,694	2,544,648

Construction & Engineering—0.0% *
Hyundai Engineering & Construction Company Ltd.	2,876	84,143

Construction Machinery & Heavy Trucks—0.1%
KION Group AG	13,337	647,115

Construction Materials—0.2%
Cemex SAB de C.V. ADR	15,257	94,136	(a)
HeidelbergCement AG	20,709	1,561,737
		1,655,873

Data Processing & Outsourced Services—0.0% *
Cielo S.A.	9,885	104,473

Department Stores—0.0% *
Matahari Department Store Tbk PT	105,376	160,604
SACI Falabella	6,332	48,184
Woolworths Holdings Ltd.	10,954	63,079
		271,867

Diversified Banks—2.4%
Banco Bilbao Vizcaya Argentaria S.A.	206,017	1,181,640
Bank Negara Indonesia Persero Tbk PT	119,700	47,436
Barclays PLC	636,498	1,188,749
BNP Paribas S.A.	65,701	2,884,466
China Construction Bank Corp., Class H	204,000	136,262
CTBC Financial Holding Company Ltd.	80,830	42,514

Grupo Financiero Banorte SAB de C.V., Class O	134,136	742,904
ICICI Bank Ltd.	877,852	3,139,980
Industrial & Commercial Bank of China Ltd., Class H	197,203	109,976
ING Groep N.V.	149,303	1,546,344
Intesa Sanpaolo S.p.A.	656,656	1,252,091
Kasikornbank PCL	15,400	75,847
Malayan Banking Bhd	62,288	125,999
Metropolitan Bank & Trust Co.	82,864	159,597
Mitsubishi UFJ Financial Group Inc.	572,200	2,581,965
OTP Bank PLC	3,049	68,315
Qatar National Bank SAQ	1,806	69,589
Sberbank of Russia PJSC ADR	21,395	187,644
Shinhan Financial Group Company Ltd.	3,080	101,236
Sumitomo Mitsui Financial Group Inc.	66,700	1,938,637
		17,581,191

Diversified Metals & Mining—0.1%
BHP Billiton PLC	63,347	805,121
Korea Zinc Company Ltd.	252	111,749
		916,870

Diversified Real Estate Activities—0.6%
Mitsubishi Estate Company Ltd.	111,588	2,060,303
Mitsui Fudosan Company Ltd.	109,799	2,536,552
		4,596,855

Diversified REITs—0.0% *
Fibra Uno Administracion S.A. de C.V.	45,227	95,483

Diversified Support Services—0.0% *
KEPCO Plant Service & Engineering Company Ltd.	4,033	228,015

Electric Utilities—0.3%
Iberdrola S.A.	104,512	713,706
Power Grid Corporation of India Ltd.	754,729	1,826,236
		2,539,942

Electrical Components & Equipment—0.7%
Nidec Corp.	48,300	3,700,932
Schneider Electric SE	26,261	1,533,740
		5,234,672

Electronic Components—0.2%
Largan Precision Company Ltd.	2,111	195,232
Murata Manufacturing Company Ltd.	12,499	1,410,540
		1,605,772

Electronic Equipment & Instruments—0.7%
Flytech Technology Company Ltd.	10,902	34,662
Hexagon AB, Class B	51,080	1,866,674
Keyence Corp.	5,078	3,487,661
		5,388,997

Food Retail—0.0% *
Magnit PJSC GDR	4,285	142,858

Gold—0.0% *
Tahoe Resources Inc.	9,252	137,850

Healthcare Equipment—1.3%
i-SENS Inc.	1,631	52,267	(a)
Medtronic PLC	84,164	7,302,910
Smith & Nephew PLC	143,215	2,442,096
		9,797,273

Healthcare Services—0.3%
Fresenius SE & Company KGaA	28,434	2,091,517

Highways & Railtracks—0.0% *
CCR S.A.	18,104	94,935

Home Building—0.2%
Sekisui House Ltd.	82,300	1,450,727

Household Appliances—0.0% *
Techtronic Industries Company Ltd.	23,880	99,725

Household Products—0.1%
Svenska Cellulosa AB SCA, Class B	33,263	1,067,249

Human Resource & Employment Services—0.2%
Capita PLC	87,859	1,136,828

Hypermarkets & Super Centers—0.0% *
Puregold Price Club Inc.	62,800	56,263

Industrial Conglomerates—0.0% *
Alfa SAB de C.V., Class A	26,734	45,544
Fosun International Ltd.	31,500	40,883
		86,427

Industrial Gases—0.2%
Linde AG	8,574	1,195,963

Industrial Machinery—0.2%
FANUC Corp.	7,800	1,277,200

Integrated Oil & Gas—0.8%
Cenovus Energy Inc.	143,778	1,978,373
China Petroleum & Chemical Corp., Class H	169,725	122,430
Lukoil PJSC ADR	1,819	75,907
Sasol Ltd.	3,318	90,273
Statoil ASA	195,632	3,380,540
		5,647,523

Internet Retail—0.1%
Ctrip.com International Ltd. ADR	1,750	72,100	(a)
Zalando SE	33,637	891,213	(a)
		963,313

Internet Software & Services—0.8%
Alibaba Group Holding Ltd. ADR	2,473	196,677	(a)
Baidu Inc. ADR	27,700	4,574,655	(a)
NAVER Corp.	254	157,357
NetEase Inc. ADR	827	159,793
Tencent Holdings Ltd.	16,855	387,095
Yandex N.V., Class A	4,947	108,092	(a)
		5,583,669

IT Consulting & Other Services—0.0% *
HCL Technologies Ltd.	15,718	170,437

Leisure Products—0.3%
Shimano Inc.	14,100	2,170,040

Life & Health Insurance—0.6%
AIA Group Ltd.	528,320	3,170,377
China Life Insurance Company Ltd., Class H	25,000	53,904
Ping An Insurance Group Company of China Ltd., Class H	18,000	79,754
Prudential PLC	67,231	1,145,593
		4,449,628

Movies & Entertainment—0.2%
Vivendi S.A.	82,643	1,547,815

Multi-Line Insurance—0.2%
AXA S.A.	81,042	1,604,144

Oil & Gas Equipment & Services—0.2%
Technip S.A.	30,061	1,628,808

Oil & Gas Exploration & Production—0.1%
CNOOC Ltd.	158,000	197,427
Parex Resources Inc.	13,559	130,610	(a)
		328,037

Other Diversified Financial Services—0.0% *
FirstRand Ltd.	36,909	113,280

Packaged Foods & Meats—0.6%
Kerry Group PLC, Class A	18,396	1,633,281
Nestle S.A.	35,085	2,724,744
		4,358,025

Personal Products—0.4%
Kao Corp.	53,100	3,113,005
LG Household & Health Care Ltd.	65	63,476
		3,176,481

Pharmaceuticals—1.4%
Astellas Pharma Inc.	94,300	1,488,575
Bayer AG	20,610	2,072,199
CSPC Pharmaceutical Group Ltd.	62,095	55,239
Roche Holding AG	14,373	3,801,698
Sanofi	34,225	2,846,578
Sino Biopharmaceutical Ltd.	79,000	51,851
		10,316,140

Property & Casualty Insurance—0.8%
Chubb Ltd.	21,786	2,847,648
Insurance Australia Group Ltd.	464,905	1,911,986
PICC Property & Casualty Company Ltd., Class H	38,000	60,013
Tokio Marine Holdings Inc.	24,200	810,944
XL Group PLC	11,579	385,697
		6,016,288

Railroads—0.2%
East Japan Railway Co.	13,700	1,277,978

Real Estate Development—0.0% *
Bumi Serpong Damai Tbk PT	263,400	42,386
China Resources Land Ltd.	14,000	32,991
		75,377

Residential REITs—0.0% *
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	22,387	22,303

Security & Alarm Services—0.2%
Secom Company Ltd.	22,700	1,689,317

Semiconductor Equipment—0.4%
ASML Holding N.V.	25,969	2,559,103

Semiconductors—0.5%
NXP Semiconductors N.V.	11,031	864,169	(a)
Taiwan Semiconductor Manufacturing Company Ltd.	516,876	2,604,898
		3,469,067

Soft Drinks—0.0% *
Coca-Cola Icecek AS		2,133	26,063

Specialty Chemicals—0.4%
Givaudan S.A.		1,075	2,169,649
Johnson Matthey PLC		30,002	1,129,983
			3,299,632

Technology Hardware, Storage & Peripherals—0.3%
Samsung Electronics Company Ltd.		1,676	2,087,208

Thrifts & Mortgage Finance—0.1%
Housing Development Finance Corporation Ltd.		18,058	336,162

Wireless Telecommunication Services—0.8%
China Mobile Ltd.		18,290	211,569
SK Telecom Company Ltd.		382	71,765
SoftBank Group Corp.		38,100	2,168,809
Vodafone Group PLC		1,059,038	3,242,318
			5,694,461

Total Common Stock			159,712,254
(Cost $162,194,001)

Preferred Stock—0.0% *

Diversified Banks—0.0% *
Itau Unibanco Holding S.A.		18,519	175,147

Integrated Oil & Gas—0.0% *
Petroleo Brasileiro S.A.		23,418	68,856	(a)

Steel—0.0% *
Vale S.A.		5,892	23,963

Total Preferred Stock			267,966
(Cost $217,325)

Total Foreign Equity			159,980,220
(Cost $162,411,326)
		Principal Amount	Fair Value
Bonds and Notes—32.6%

U.S. Treasuries—7.8%
U.S. Treasury Bond
2.50%	05/15/46	$8,571,000	8,941,627
U.S. Treasury Notes
0.75%	02/15/19	10,258,000	10,279,234	(m)
0.88%	03/31/18	4,169,000	4,189,683
0.88%	10/15/18	2,538,000	2,551,583	(m)
1.25%	03/31/21	397,300	402,003	(m)
1.38%	05/31/21	12,814,500	13,048,262
1.50%	03/31/23	13,685,000	13,884,924	(m)
1.63%	05/15/26	5,025,000	5,089,380
			58,386,696
Agency Mortgage Backed—7.3%
Federal Home Loan Mortgage Corp.
4.50%	06/01/33 - 02/01/35	4,252	4,638
5.00%	07/01/35 - 06/01/41	629,080	708,837
5.50%	05/01/20 - 04/01/39	128,719	147,531
6.00%	04/01/17 - 11/01/37	177,647	205,801
6.50%	06/01/29	893	1,026
7.00%	10/01/16 - 08/01/36	132,081	141,942

7.50%	09/01/33	438	464
8.00%	04/01/30 - 11/01/30	569	658
9.00%	07/01/16 - 06/01/21	54	54
Federal National Mortgage Assoc.
2.72%	04/01/37	707	724	(h)
3.00%	02/01/43 - 06/01/43	7,245,434	7,564,560
3.50%	11/01/42 - 05/01/46	6,400,204	6,781,632
4.00%	05/01/19 - 06/01/46	16,371,408	17,858,305
4.50%	05/01/18 - 01/01/41	4,824,910	5,284,548
5.00%	07/01/20 - 06/01/41	996,964	1,130,477
5.50%	06/01/20 - 01/01/39	949,665	1,074,289
6.00%	02/01/20 - 05/01/41	1,315,275	1,519,965
6.50%	08/01/17 - 08/01/34	112,447	128,482
7.00%	10/01/16 - 12/01/33	4,356	4,423
7.50%	12/01/23 - 12/01/33	4,708	5,267
8.00%	11/01/25 - 01/01/33	751	840
9.00%	12/01/17 - 12/01/22	481	524
3.50%	TBA	1,250,000	1,318,701	(c)
4.00%	TBA	4,500,000	4,823,877	(c)
Government National Mortgage Assoc.
3.50%	05/20/43	1,575,999	1,679,169
4.00%	01/20/41 - 04/20/43	1,829,233	1,970,700
4.50%	08/15/33 - 03/20/41	889,876	970,899
5.00%	08/15/33	12,176	13,744
6.00%	06/15/33 - 12/15/34	52,130	61,776
6.50%	04/15/28 - 06/15/34	13,018	14,848
7.00%	04/15/28 - 10/15/36	7,111	7,948
8.00%	06/15/30	32	33
8.50%	10/15/17	531	540
9.00%	11/15/16 - 12/15/21	577	597
4.00%	TBA	1,169,190	1,250,718	(c)
5.00%	TBA	75,000	83,426	(c)
			54,761,963
Agency Collateralized Mortgage Obligations—0.4%
Collateralized Mortgage Obligation Trust
0.01%	11/01/18	25	25	(d,f)
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	81,640	229	(g,h)
Federal Home Loan Mortgage Corp. REMIC
3.50%	11/15/24 - 11/15/30	549,561	28,859	(g)
5.00%	02/15/38	2,161	17	(g)
5.50%	06/15/33	3,669	737	(g)
5.56%	08/15/43	1,542,454	293,586	(g,h)
5.66%	05/15/46	3,106,194	527,597	(g,h)
6.16%	08/15/25	219,919	22,844	(g,h)
7.50%	07/15/27	1,492	193	(g)
8.00%	04/15/20	10	10
Federal Home Loan Mortgage Corp. STRIPS
1.47%	08/01/27	134	113	(d,f)
5.51%	08/15/43 - 03/15/44	2,594,372	582,005	(g,h)
8.00%	02/01/23 - 07/01/24	513	98	(g)
Federal National Mortgage Assoc. REMIC
0.51%	12/25/22	151	146	(d,f)
1.22%	12/25/42	31,467	1,219	(g,h)
5.00%	02/25/40 - 09/25/40	262,444	28,214	(g)
5.55%	07/25/38 - 07/25/42	3,282,839	721,452	(g,h)
6.15%	10/25/43	1,046,701	265,552	(g,h)

Federal National Mortgage Assoc. STRIPS
4.50%	08/25/35 - 01/25/36	57,988	8,678	(g)
5.00%	03/25/38 - 05/25/38	32,146	4,685	(g)
5.50%	12/25/33	6,936	1,194	(g)
6.00%	01/25/35	31,576	6,429	(g)
7.50%	11/25/23	3,091	565	(g)
8.00%	08/25/23 - 07/25/24	1,058	233	(g)
8.50%	03/25/17 - 07/25/22	42	—	(**,g)
8.50%	07/25/22	89	16	(g)
9.00%	05/25/22	116	19	(g)
Government National Mortgage Assoc.
4.50%	10/20/37 - 08/16/39	363,827	15,475	(g)
5.00%	10/20/37 - 09/20/38	128,478	5,023	(g)
5.80%	02/20/40	1,280,860	212,096	(g,h)
6.36%	01/16/40	379,483	61,981	(g,h)
			2,789,290
Corporate Notes—14.5%
21st Century Fox America Inc.
3.70%	10/15/25	84,000	90,891
4.95%	10/15/45	34,000	38,740
6.65%	11/15/37	160,000	209,937
ABB Finance USA Inc.
1.63%	05/08/17	166,000	166,704
AbbVie Inc.
1.75%	11/06/17	234,000	235,385
2.00%	11/06/18	211,000	213,154
2.30%	05/14/21	183,000	185,244
3.20%	05/14/26	255,000	257,830
3.60%	05/14/25	138,000	144,606
4.45%	05/14/46	84,000	85,239
4.70%	05/14/45	70,000	74,079
ACCO Brands Corp.
6.75%	04/30/20	339,000	358,916
Actavis Funding SCS
1.30%	06/15/17	399,000	398,324
3.00%	03/12/20	169,000	174,135
3.45%	03/15/22	236,000	245,182
3.80%	03/15/25	338,000	351,689
Aetna Inc.
2.40%	06/15/21	365,000	373,009
3.20%	06/15/26	365,000	375,919
3.50%	11/15/24	210,000	221,651
Agrium Inc.
3.38%	03/15/25	84,000	85,485
4.90%	06/01/43	147,000	152,440
Alibaba Group Holding Ltd.
4.50%	11/28/34	205,000	213,115
Altria Group Inc.
2.95%	05/02/23	141,000	147,800
4.50%	05/02/43	141,000	159,265
America Movil SAB de C.V.
3.13%	07/16/22	200,000	205,231
American Axle & Manufacturing Inc.
6.25%	03/15/21	187,000	194,013
6.63%	10/15/22	53,000	56,710
American Campus Communities Operating Partnership LP
3.35%	10/01/20	136,000	141,292
4.13%	07/01/24	103,000	108,800

American Electric Power Company Inc.
2.95%	12/15/22	270,000	281,109
American Express Co.
3.63%	12/05/24	169,000	173,407
American Express Credit Corp.
2.60%	09/14/20	337,000	348,091
American International Group Inc.
3.75%	07/10/25	337,000	343,635
4.13%	02/15/24	102,000	107,648
4.50%	07/16/44	67,000	64,862
4.80%	07/10/45	169,000	171,417
American Tower Corp. (REIT)
3.38%	10/15/26	180,000	181,034
3.40%	02/15/19	515,000	536,285
AmeriGas Partners LP/AmeriGas Finance Corp.
5.63%	05/20/24	72,000	72,540
5.88%	08/20/26	108,000	108,270
Amgen Inc.
2.20%	05/22/19	305,000	312,835
Amkor Technology Inc.
6.63%	06/01/21	368,000	357,420
Anadarko Petroleum Corp.
4.85%	03/15/21	76,000	80,615
6.60%	03/15/46	22,000	26,581
Anheuser-Busch InBev Finance Inc.
2.65%	02/01/21	335,000	347,147
3.65%	02/01/26	444,000	475,219
4.90%	02/01/46	135,000	158,135
Anheuser-Busch InBev Worldwide Inc.
2.50%	07/15/22	453,000	460,042
Anthem Inc.
3.30%	01/15/23	185,000	191,117
Apache Corp.
5.10%	09/01/40	107,000	111,504
Apple Inc.
3.25%	02/23/26	168,000	178,510
3.45%	02/09/45	170,000	159,958
4.65%	02/23/46	175,000	197,156
Aramark Services Inc.
5.13%	01/15/24	179,000	182,580	(b)
5.75%	03/15/20	85,000	87,550
Argos Merger Sub Inc.
7.13%	03/15/23	286,000	294,222	(b)
Ascension Health
4.85%	11/15/53	235,000	295,411
AstraZeneca PLC
2.38%	11/16/20	119,000	122,211
3.38%	11/16/25	169,000	177,013
4.38%	11/16/45	67,000	73,126
AT&T Inc.
2.45%	06/30/20	337,000	344,094
2.80%	02/17/21	168,000	172,392
3.40%	05/15/25	72,000	73,684
4.13%	02/17/26	533,000	572,571
4.45%	04/01/24	262,000	286,941
4.50%	05/15/35	169,000	172,695
4.75%	05/15/46	37,000	37,923
4.80%	06/15/44	135,000	139,091

AutoZone Inc.
3.25%	04/15/25	337,000	349,516
Bank of America Corp.
1.70%	08/25/17	849,000	852,191
2.60%	01/15/19	293,000	299,818
2.63%	04/19/21	546,000	554,341
3.50%	04/19/26	410,000	424,120
3.95%	04/21/25	203,000	206,399
4.00%	01/22/25	151,000	154,070
4.10%	07/24/23	163,000	174,696
4.25%	10/22/26	305,000	316,479
Barclays Bank PLC
2.25%	05/10/17	815,000	823,289	(b)
Barrick Gold Corp.
4.10%	05/01/23	54,000	57,095
Barrick North America Finance LLC
5.70%	05/30/41	36,000	37,204
Baxalta Inc.
2.88%	06/23/20	337,000	342,516
4.00%	06/23/25	253,000	263,717
Berkshire Hathaway Energy Co.
6.13%	04/01/36	624,000	826,414
Berkshire Hathaway Finance Corp.
3.00%	05/15/22	236,000	252,166
Berkshire Hathaway Inc.
3.13%	03/15/26	253,000	265,420
Berry Plastics Corp.
5.13%	07/15/23	220,000	220,000
6.00%	10/15/22	100,000	103,375
BHP Billiton Finance USA Ltd.
5.00%	09/30/43	60,000	69,400
Biogen Inc.
2.90%	09/15/20	66,000	68,789
5.20%	09/15/45	12,000	13,504
BMW US Capital LLC
2.00%	04/11/21	255,000	258,335	(b)
2.80%	04/11/26	183,000	187,807	(b)
BNP Paribas S.A.
4.38%	05/12/26	369,000	372,815	(b)
Boston Scientific Corp.
3.85%	05/15/25	170,000	179,904
BP Capital Markets PLC
1.38%	05/10/18	291,000	291,428
3.12%	05/04/26	182,000	185,151
Buckeye Partners LP
5.60%	10/15/44	51,000	48,431
Burlington Northern Santa Fe LLC
3.65%	09/01/25	120,000	133,383
CalAtlantic Group Inc.
5.25%	06/01/26	215,000	208,550
Calpine Corp.
5.75%	01/15/25	205,000	199,363
5.88%	01/15/24	289,000	300,560	(b)
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.50%	04/15/21	370,000	264,550
Capital One Financial Corp.
4.20%	10/29/25	337,000	346,618
Caterpillar Inc.
4.30%	05/15/44	112,000	123,506

Catholic Health Initiatives
2.60%	08/01/18	105,000	107,011
4.35%	11/01/42	82,000	82,775
CBS Corp.
3.70%	08/15/24	185,000	193,282
CCO Holdings LLC/CCO Holdings Capital Corp.
5.50%	05/01/26	36,000	36,540	(b)
5.88%	04/01/24	215,000	224,138	(b)
Celgene Corp.
3.88%	08/15/25	179,000	191,024
5.00%	08/15/45	169,000	186,252
CenturyLink Inc.
5.80%	03/15/22	341,000	331,091
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%	12/15/21	347,000	330,517	(b)
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%	07/23/20	253,000	264,521	(b)
4.91%	07/23/25	253,000	275,744	(b)
6.38%	10/23/35	34,000	40,282	(b)
6.48%	10/23/45	67,000	80,048	(b)
Chevron Corp.
3.19%	06/24/23	167,000	177,451
Chubb INA Holdings Inc.
2.30%	11/03/20	337,000	346,203
3.35%	05/03/26	236,000	251,367
4.35%	11/03/45	71,000	81,740
Cigna Corp.
3.25%	04/15/25	338,000	345,260
Cinemark USA Inc.
4.88%	06/01/23	370,000	365,375
Cisco Systems Inc.
2.20%	02/28/21	168,000	173,089
Citigroup Inc.
1.55%	08/14/17	346,000	347,125
1.75%	05/01/18	582,000	584,558
1.85%	11/24/17	160,000	160,884
2.05%	12/07/18	306,000	308,432
2.70%	03/30/21	365,000	372,028
4.40%	06/10/25	169,000	176,400
4.65%	07/30/45	270,000	296,920
4.75%	05/18/46	180,000	180,349
CMS Energy Corp.
4.88%	03/01/44	171,000	196,178
CNA Financial Corp.
5.88%	08/15/20	206,000	232,212
CNOOC Nexen Finance 2014 ULC
4.25%	04/30/24	349,000	369,863
Cogeco Communications Inc.
4.88%	05/01/20	270,000	275,400	(b)
Columbia Pipeline Group Inc.
3.30%	06/01/20	108,000	111,672
Comcast Corp.
3.38%	08/15/25	390,000	420,324
4.20%	08/15/34	171,000	188,383
4.60%	08/15/45	170,000	195,463
ConocoPhillips Co.
3.35%	11/15/24	337,000	347,164
5.95%	03/15/46	36,000	44,918

Corp Andina de Fomento
4.38%	06/15/22	425,000	474,466
Credit Suisse AG
1.70%	04/27/18	334,000	334,357
Credit Suisse Group Funding Guernsey Ltd.
3.75%	03/26/25	502,000	491,564
3.80%	06/09/23	385,000	384,237	(b)
Crown Americas LLC/Crown Americas Capital Corp. IV
4.50%	01/15/23	291,000	296,820
CSX Corp.
4.50%	08/01/54	104,000	111,475
CubeSmart LP
4.00%	11/15/25	94,000	99,634
CVS Health Corp.
2.25%	08/12/19	327,000	335,822
3.88%	07/20/25	158,000	173,879
5.13%	07/20/45	253,000	313,645
Daimler Finance North America LLC
2.38%	08/01/18	778,000	794,408	(b)
Dana Financing Luxembourg Sarl
6.50%	06/01/26	215,000	209,356	(b)
Danaher Corp.
4.38%	09/15/45	88,000	102,736
Deutsche Bank AG
2.85%	05/10/19	365,000	365,353
4.50%	04/01/25	342,000	316,265
Devon Energy Corp.
5.85%	12/15/25	138,000	152,295
Dexia Credit Local S.A.
2.25%	01/30/19	$715,000	728,985	(b)
Diageo Investment Corp.
2.88%	05/11/22	122,000	128,212
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
3.48%	06/01/19	365,000	373,910	(b)
4.42%	06/15/21	182,000	187,061	(b)
6.02%	06/15/26	89,000	92,338	(b)
8.35%	07/15/46	75,000	80,813	(b)
DigitalGlobe Inc.
5.25%	02/01/21	280,000	260,400	(b)
Discover Bank
3.10%	06/04/20	250,000	255,725
Dollar General Corp.
1.88%	04/15/18	335,000	338,572
4.13%	07/15/17	341,000	350,603
4.15%	11/01/25	168,000	184,671
Dollar Tree Inc.
5.75%	03/01/23	444,000	471,750	(b)
Dominion Resources Inc.
3.63%	12/01/24	161,000	169,415
Dr Pepper Snapple Group Inc.
3.40%	11/15/25	183,000	194,568
Duke Energy Progress LLC
4.15%	12/01/44	100,000	110,200
Eastman Chemical Co.
3.60%	08/15/22	336,000	353,323
Ecopetrol S.A.
5.88%	05/28/45	85,000	73,780
Electricite de France S.A.
2.15%	01/22/19	368,000	375,558	(b)

Eli Lilly & Co.
3.70%	03/01/45	33,000	35,174
EMD Finance LLC
3.25%	03/19/25	169,000	173,253	(b)
Emera US Finance LP
2.70%	06/15/21	255,000	260,588	(b)
3.55%	06/15/26	292,000	298,201	(b)
4.75%	06/15/46	75,000	76,413	(b)
Enbridge Energy Partners LP
4.20%	09/15/21	140,000	143,592
Energy Transfer Equity LP
5.88%	01/15/24	714,000	694,365
Energy Transfer Partners LP
4.05%	03/15/25	68,000	67,057
5.15%	03/15/45	63,000	57,283
6.50%	02/01/42	123,000	129,227
Entergy Louisiana LLC
3.05%	06/01/31	109,000	111,738
Enterprise Products Operating LLC
3.70%	02/15/26	177,000	185,326
3.95%	02/15/27	292,000	309,871
EOG Resources Inc.
4.15%	01/15/26	305,000	335,707
Equinix Inc.
5.88%	01/15/26	75,000	78,188
ERP Operating LP
4.50%	07/01/44	68,000	75,976
Express Scripts Holding Co.
3.40%	03/01/27	255,000	255,280
4.80%	07/15/46	110,000	109,928
Exxon Mobil Corp.
2.22%	03/01/21	365,000	376,371
3.04%	03/01/26	180,000	190,584
4.11%	03/01/46	110,000	123,804
FedEx Corp.
4.10%	02/01/45	2,000	2,035
Fiat Chrysler Automobiles N.V.
5.25%	04/15/23	200,000	198,750
Five Corners Funding Trust
4.42%	11/15/23	373,000	402,716	(b)
Florida Power & Light Co.
4.13%	02/01/42	131,000	147,781
Ford Motor Credit Company LLC
3.22%	01/09/22	360,000	368,806
5.88%	08/02/21	261,000	299,376
Frontier Communications Corp.
7.13%	03/15/19	295,000	312,700
11.00%	09/15/25	267,000	277,346
General Motors Co.
5.20%	04/01/45	34,000	33,706
General Motors Financial Company Inc.
3.15%	01/15/20	236,000	238,923
3.20%	07/13/20 - 07/06/21	1,040,000	1,049,941
5.25%	03/01/26	182,000	197,944
Georgia-Pacific LLC
3.60%	03/01/25	205,000	219,363	(b)
Gilead Sciences Inc.
3.65%	03/01/26	190,000	206,724
4.80%	04/01/44	89,000	100,582

GLP Capital LP/GLP Financing II Inc.
5.38%	11/01/23	43,000	44,881
Grupo Televisa SAB
5.00%	05/13/45	200,000	192,091
Halliburton Co.
3.80%	11/15/25	169,000	175,672
5.00%	11/15/45	101,000	110,111
HCA Inc.
4.75%	05/01/23	576,000	590,400
6.50%	02/15/20	444,000	492,285
Hess Corp.
5.60%	02/15/41	73,000	73,652
HSBC Holdings PLC
2.95%	05/25/21	355,000	358,717
3.60%	05/25/23	200,000	204,423
HSBC USA Inc.
2.75%	08/07/20	505,000	509,018
Hyundai Capital America
2.13%	10/02/17	118,000	118,751	(b)
Illinois Tool Works Inc.
3.50%	03/01/24	179,000	196,180
ING Bank N.V.
2.70%	08/17/20	200,000	206,340	(b)
Ingersoll-Rand Luxembourg Finance S.A.
3.55%	11/01/24	236,000	248,422
Ingles Markets Inc.
5.75%	06/15/23	375,000	379,687
Intel Corp.
2.45%	07/29/20	169,000	175,763
2.60%	05/19/26	345,000	350,411
International Business Machines Corp.
3.63%	02/12/24	361,000	394,945
Interstate Power & Light Co.
3.40%	08/15/25	335,000	362,288
Intesa Sanpaolo S.p.A.
5.02%	06/26/24	66,000	60,658	(b)
Invesco Finance PLC
3.13%	11/30/22	366,000	381,982
JB Poindexter & Company Inc.
9.00%	04/01/22	83,000	86,320	(b)
JBS USA LLC/JBS USA Finance Inc.
5.75%	06/15/25	296,000	278,240	(b)
Jefferies Group LLC
5.13%	01/20/23	283,000	297,333
6.50%	01/20/43	90,000	89,412
Johnson & Johnson
1.65%	03/01/21	120,000	122,119
2.45%	03/01/26	120,000	124,097
Johnson Controls Inc.
4.63%	07/02/44	88,000	93,012
JPMorgan Chase & Co.
2.55%	10/29/20	168,000	171,660
3.30%	04/01/26	182,000	188,435
3.88%	09/10/24	152,000	157,265
4.25%	10/01/27	167,000	177,429
5.00%	12/29/49	244,000	233,325	(h)
6.10%	10/29/49	405,000	417,656	(h)
KB Home
7.00%	12/15/21	423,000	425,115

Kellogg Co.
4.50%	04/01/46	75,000	80,377
KFW
4.50%	07/16/18	446,000	478,603
Kinder Morgan Energy Partners LP
3.50%	09/01/23	75,000	73,464
4.30%	05/01/24	180,000	181,620
Kinder Morgan Inc.
3.05%	12/01/19	67,000	67,700
5.55%	06/01/45	101,000	102,647
Kraft Heinz Foods Co.
2.80%	07/02/20	338,000	351,024	(b)
3.00%	06/01/26	256,000	258,740	(b)
4.38%	06/01/46	120,000	126,994	(b)
L Brands Inc.
5.63%	02/15/22	369,000	397,044
L-3 Communications Corp.
1.50%	05/28/17	211,000	211,057
Lee Enterprises Inc.
9.50%	03/15/22	300,000	295,500	(b)
Lennar Corp.
4.50%	11/15/19	299,000	311,453
4.75%	05/30/25	150,000	145,500
Levi Strauss & Co.
5.00%	05/01/25	222,000	223,110
Lockheed Martin Corp.
2.50%	11/23/20	236,000	243,460
3.55%	01/15/26	179,000	195,286
3.80%	03/01/45	71,000	72,473
4.70%	05/15/46	76,000	89,430
Lowe’s Companies Inc.
3.70%	04/15/46	255,000	262,388
LYB International Finance BV
4.88%	03/15/44	145,000	153,417
Marathon Oil Corp.
3.85%	06/01/25	91,000	83,644
5.90%	03/15/18	91,000	94,398
6.00%	10/01/17	370,000	383,339
Marathon Petroleum Corp.
3.63%	09/15/24	340,000	334,028
Marsh & McLennan Companies Inc.
3.50%	03/10/25	169,000	175,691
3.75%	03/14/26	235,000	247,969
McDonald’s Corp.
2.75%	12/09/20	92,000	96,058
3.70%	01/30/26	214,000	231,331
4.88%	12/09/45	71,000	82,786
Mead Johnson Nutrition Co.
4.13%	11/15/25	236,000	257,543
Medtronic Inc.
2.50%	03/15/20	101,000	104,757
3.50%	03/15/25	379,000	413,356
4.63%	03/15/45	109,000	128,265
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	105,000	116,550
Merck & Company Inc.
2.75%	02/10/25	335,000	350,448

MetLife Inc.
3.60%	11/13/25	168,000	176,374
4.05%	03/01/45	85,000	83,794
4.72%	12/15/44	104,000	110,839
MGM Resorts International
5.25%	03/31/20	222,000	232,545
6.63%	12/15/21	370,000	402,375
Microsoft Corp.
4.00%	02/12/55	160,000	160,188
Mitsubishi UFJ Financial Group Inc.
3.85%	03/01/26	200,000	218,310
Mizuho Bank Ltd.
2.45%	04/16/19	420,000	428,225	(b)
Mizuho Financial Group Inc.
2.63%	04/12/21	362,000	368,675	(b)
Molson Coors Brewing Co.
2.10%	07/15/21	254,000	254,801
3.00%	07/15/26	136,000	135,940
4.20%	07/15/46	76,000	76,380
Monsanto Co.
4.70%	07/15/64	98,000	89,336
Morgan Stanley
2.45%	02/01/19	170,000	173,192
2.50%	04/21/21	365,000	368,858
2.65%	01/27/20	145,000	147,403
3.70%	10/23/24	165,000	172,677
3.88%	01/27/26	53,000	56,428
3.95%	04/23/27	337,000	339,924
4.10%	05/22/23	386,000	401,350
5.00%	11/24/25	131,000	143,386
Mylan N.V.
3.15%	06/15/21	182,000	184,822	(b)
3.95%	06/15/26	182,000	184,107	(b)
National Retail Properties Inc.
4.00%	11/15/25	168,000	178,342
NCL Corporation Ltd.
4.63%	11/15/20	186,000	185,650	(b)
Newell Brands Inc.
3.85%	04/01/23	183,000	194,129
4.20%	04/01/26	183,000	198,481
5.50%	04/01/46	110,000	130,958
Newmont Mining Corp.
4.88%	03/15/42	131,000	129,613
Nexen Energy ULC
6.40%	05/15/37	144,000	178,356
NIKE Inc.
3.88%	11/01/45	169,000	187,490
Noble Energy Inc.
3.90%	11/15/24	202,000	205,304
Northern States Power Co.
2.20%	08/15/20	337,000	348,282
Northrop Grumman Corp.
3.85%	04/15/45	39,000	40,927
Novartis Capital Corp.
3.00%	11/20/25	118,000	125,404
4.00%	11/20/45	223,000	254,390
NRG Energy Inc.
6.25%	07/15/22	184,000	179,860
7.25%	05/15/26	72,000	71,640	(b)

Occidental Petroleum Corp.
3.50%	06/15/25	337,000	356,286
Omnicom Group Inc.
3.63%	05/01/22	105,000	111,577
Oracle Corp.
1.90%	09/15/21	365,000	366,420
2.40%	09/15/23	365,000	366,733
2.65%	07/15/26	255,000	255,291
2.95%	05/15/25	225,000	233,953
4.00%	07/15/46	110,000	110,833
4.13%	05/15/45	68,000	70,144
Owens & Minor Inc.
3.88%	09/15/21	310,000	320,869
Owens-Brockway Glass Container Inc.
6.38%	08/15/25	100,000	104,500	(b)
Pacific Gas & Electric Co.
3.40%	08/15/24	506,000	541,955
PacifiCorp
6.25%	10/15/37	3,000	4,145
Penn National Gaming Inc.
5.88%	11/01/21	225,000	228,938
PepsiCo Inc.
3.10%	07/17/22	85,000	90,505
4.25%	10/22/44	100,000	112,251
4.60%	07/17/45	101,000	119,652
Perrigo Finance Unlimited Co.
3.50%	03/15/21	200,000	206,965
Petroleos Mexicanos
3.50%	01/30/23	147,000	139,241
4.50%	01/23/26	182,000	175,157
5.63%	01/23/46	67,000	61,071
6.38%	02/04/21	135,000	146,786	(b)
Pfizer Inc.
2.75%	06/03/26	182,000	187,783
4.40%	05/15/44	106,000	120,389
Philip Morris International Inc.
2.13%	05/10/23	255,000	255,987
4.13%	03/04/43	140,000	150,271
Phillips 66 Partners LP
2.65%	02/15/20	101,000	101,561
PNC Bank NA
2.40%	10/18/19	346,000	355,293
PPL Capital Funding Inc.
3.10%	05/15/26	365,000	369,161
Praxair Inc.
3.20%	01/30/26	106,000	114,643
Precision Castparts Corp.
4.38%	06/15/45	101,000	118,221
Principal Financial Group Inc.
4.70%	05/15/55	96,000	93,720	(h)
Prologis LP
3.75%	11/01/25	168,000	179,148
Prudential Financial Inc.
5.38%	05/15/45	169,000	170,901	(h)
5.63%	06/15/43	166,000	172,225	(h)
PulteGroup Inc.
4.25%	03/01/21	70,000	72,170
5.50%	03/01/26	210,000	215,250
QUALCOMM Inc.
4.80%	05/20/45	119,000	123,981

Quest Diagnostics Inc.
4.70%	03/30/45	101,000	105,788
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%	11/01/23	236,000	230,476
Reynolds American Inc.
4.45%	06/12/25	284,000	317,317
5.85%	08/15/45	45,000	57,536
Rio Tinto Finance USA PLC
4.13%	08/21/42	85,000	84,532
Rogers Communications Inc.
5.00%	03/15/44	61,000	69,013
Royal Bank of Canada
1.20%	09/19/17	773,000	774,677
4.65%	01/27/26	170,000	181,981
Ryder System Inc.
2.45%	09/03/19	394,000	400,657
Santander Bank NA
2.00%	01/12/18	411,000	410,768
Santander UK Group Holdings PLC
3.13%	01/08/21	214,000	214,465
4.75%	09/15/25	200,000	197,404	(b)
Schaeffler Holding Finance BV (6.75% Cash/7.50% PIK)
6.75%	11/15/22	300,000	330,000	(b,l)
Schlumberger Holdings Corp.
3.00%	12/21/20	276,000	287,884	(b)
4.00%	12/21/25	214,000	230,428	(b)
Shell International Finance BV
2.88%	05/10/26	182,000	185,009
Sinclair Television Group Inc.
5.38%	04/01/21	387,000	398,610
Southern California Edison Co.
2.40%	02/01/22	135,000	139,969
Sprint Corp.
7.63%	02/15/25	248,000	196,230
Standard Industries Inc.
5.38%	11/15/24	442,000	449,735	(b)
Statoil ASA
3.95%	05/15/43	84,000	87,253
Sumitomo Mitsui Banking Corp.
1.35%	07/11/17	255,000	255,013
1.95%	07/23/18	258,000	260,842
Sunoco LP/Sunoco Finance Corp.
5.50%	08/01/20	148,000	146,150	(b)
SUPERVALU Inc.
6.75%	06/01/21	374,000	314,153
T-Mobile USA Inc.
6.50%	01/15/26	112,000	118,160
6.63%	04/01/23	370,000	391,134
Tampa Electric Co.
4.35%	05/15/44	169,000	184,948
Target Corp.
2.50%	04/15/26	180,000	184,650
TD Ameritrade Holding Corp.
2.95%	04/01/22	166,000	172,979
Teachers Insurance & Annuity Association of America
4.90%	09/15/44	235,000	261,089	(b)
Telecom Italia S.p.A.
5.30%	05/30/24	600,000	598,500	(b)
Tenet Healthcare Corp.
4.75%	06/01/20	921,000	943,380
6.00%	10/01/20	347,000	366,085

The Allstate Corp.
5.75%	08/15/53	186,000	190,743	(h)
The Bank of Tokyo-Mitsubishi UFJ Ltd.
2.30%	03/10/19	400,000	407,253	(b)
The Boeing Co.
2.85%	10/30/24	211,000	222,928
The Coca-Cola Co.
2.88%	10/27/25	178,000	188,629
The Dow Chemical Co.
4.25%	10/01/34	172,000	177,628
The Goldman Sachs Group Inc.
2.38%	01/22/18	299,000	303,090
2.63%	01/31/19 - 04/25/21	426,000	433,827
2.90%	07/19/18	223,000	228,836
3.75%	05/22/25	288,000	300,920
4.00%	03/03/24	174,000	186,688
4.25%	10/21/25	57,000	58,985
4.80%	07/08/44	368,000	406,403
5.15%	05/22/45	169,000	176,111
The Home Depot Inc.
3.35%	09/15/25	236,000	257,320
4.25%	04/01/46	59,000	67,435
The Korea Development Bank
3.38%	09/16/25	200,000	217,472
The Kroger Co.
2.95%	11/01/21	236,000	247,987
The Progressive Corp.
3.70%	01/26/45	101,000	104,034
The Southern Co.
3.25%	07/01/26	365,000	379,450
4.40%	07/01/46	110,000	118,327
The Toronto-Dominion Bank
2.50%	12/14/20	206,000	213,099
The Travelers Companies Inc.
3.75%	05/15/46	75,000	78,568
The Walt Disney Co.
2.30%	02/12/21	306,000	318,410
4.13%	06/01/44	73,000	82,958
Time Inc.
5.75%	04/15/22	371,000	348,740	(b)
Time Warner Cable Inc.
4.50%	09/15/42	34,000	31,708
6.55%	05/01/37	101,000	117,845
Time Warner Inc.
3.88%	01/15/26	127,000	136,995
5.35%	12/15/43	306,000	350,787
TransCanada PipeLines Ltd.
4.88%	01/15/26	277,000	316,486
Tyco Electronics Group S.A.
2.35%	08/01/19	344,000	349,224
Tyco International Finance S.A.
5.13%	09/14/45	100,000	114,739
Tyson Foods Inc.
2.65%	08/15/19	72,000	73,969
U.S. Bancorp
3.10%	04/27/26	226,000	235,198
5.13%	12/29/49	337,000	346,689	(h)
UBS Group Funding Jersey Ltd.
2.95%	09/24/20	200,000	203,413	(b)

Under Armour Inc.
3.25%	06/15/26	367,000	370,986
United Rentals North America Inc.
6.13%	06/15/23	287,000	298,839
UnitedHealth Group Inc.
2.70%	07/15/20	223,000	232,280
4.75%	07/15/45	268,000	324,458
Universal Health Services Inc.
5.00%	06/01/26	144,000	144,360	(b)
Vale Overseas Ltd.
4.38%	01/11/22	92,000	86,222
5.88%	06/10/21	365,000	365,456
Ventas Realty LP
4.13%	01/15/26	135,000	145,147
Verizon Communications Inc.
1.35%	06/09/17	682,000	683,801
3.50%	11/01/24	168,000	179,005
4.15%	03/15/24	154,000	169,857
4.40%	11/01/34	168,000	173,324
4.67%	03/15/55	118,000	119,200
4.86%	08/21/46	169,000	184,556
5.05%	03/15/34	288,000	319,812
5.15%	09/15/23	215,000	250,492
Virgin Media Finance PLC
5.75%	01/15/25	202,000	195,688	(b)
Visa Inc.
2.80%	12/14/22	214,000	225,799
3.15%	12/14/25	214,000	228,906
4.30%	12/14/45	101,000	116,557
Volkswagen Group of America Finance LLC
1.08%	11/20/17	200,000	197,936	(b,h)
W.R. Grace & Co.
5.13%	10/01/21	140,000	143,850	(b)
5.63%	10/01/24	367,000	376,175	(b)
Wal-Mart Stores Inc.
4.30%	04/22/44	314,000	367,442
Walgreens Boots Alliance Inc.
2.60%	06/01/21	182,000	185,000
4.65%	06/01/46	55,000	58,700
Wells Fargo & Co.
3.00%	04/22/26	364,000	371,033
3.90%	05/01/45	169,000	177,602
4.10%	06/03/26	218,000	232,922
4.30%	07/22/27	136,000	146,784
4.40%	06/14/46	110,000	111,719
5.88%	12/29/49	234,000	249,502	(h)
5.90%	12/29/49	226,000	232,497	(h)
Western Digital Corp.
7.38%	04/01/23	35,000	37,275	(b)
Western Gas Partners LP
4.65%	07/01/26	181,000	180,631	(c)
Williams Partners LP
3.90%	01/15/25	290,000	263,713
5.40%	03/04/44	34,000	30,265
Windstream Services LLC
6.38%	08/01/23	259,000	217,560
WPP Finance 2010
3.75%	09/19/24	335,000	354,199
XLIT Ltd.
5.25%	12/15/43	143,000	154,681

XPO Logistics Inc.
6.50%	06/15/22	215,000	205,056	(b)
Zimmer Biomet Holdings Inc.
3.55%	04/01/25	169,000	174,270
			107,814,086
Non-Agency Collateralized Mortgage Obligations—2.0%
American Tower Trust I (REIT)
1.55%	03/15/43	420,000	420,897	(b)
Banc of America Commercial Mortgage Trust 2007-1
5.48%	01/15/49	600,000	593,303	(h)
Banc of America Commercial Mortgage Trust 2007-4
5.93%	02/10/51	94,075	97,234	(h)
Banc of America Commercial Mortgage Trust 2008-1
6.44%	02/10/51	461,325	485,530	(h)
Banc of America Merrill Lynch Commercial Mortgage Inc. 2005-1
5.53%	11/10/42	46,739	46,697	(h)
Bear Stearns Commercial Mortgage Securities Trust 2007-PW18
6.09%	06/11/50	290,000	303,076	(h)
Citigroup Commercial Mortgage Trust 2014-GC23
4.66%	07/10/47	692,000	566,660	(b,h)
Citigroup Commercial Mortgage Trust 2015-GC33
3.17%	09/10/58	146,638	94,183
COMM 2013-CR12 Mortgage Trust
5.25%	10/10/46	100,000	91,021	(b,h)
COMM 2013-LC13 Mortgage Trust
4.56%	08/10/46	140,000	157,520	(b,h)
COMM 2014-CR14 Mortgage Trust
4.53%	02/10/47	200,000	225,581	(h)
COMM 2014-CR19 Mortgage Trust
4.88%	08/10/47	332,639	256,765	(b,h)
COMM 2015-CR23 Mortgage Trust
4.40%	05/10/48	161,100	157,489	(h)
COMM 2015-CR24 Mortgage Trust
3.46%	08/10/55	293,578	202,666	(h)
COMM 2015-LC19 Mortgage Trust
2.87%	02/10/48	260,000	189,343	(b)
COMM 2015-PC1 Mortgage Trust
4.59%	07/10/50	160,441	161,877	(h)
CSAIL 2015-C1 Commercial Mortgage Trust
3.94%	04/15/50	100,000	79,692	(b,h)
CSAIL 2015-C2 Commercial Mortgage Trust
4.35%	06/15/57	112,000	82,911	(h)
CSAIL 2015-C3 Commercial Mortgage Trust
3.51%	08/15/48	175,977	124,858	(h)
GS Mortgage Securities Trust 2011-GC5
3.00%	08/10/44	29,407	29,409
GS Mortgage Securities Trust 2015-GC28
1.31%	02/10/48	2,265,318	148,533	(g,h)
GS Mortgage Securities Trust 2015-GC32
3.35%	07/10/48	161,291	121,671
GS Mortgage Securities Trust 2015-GC34
2.98%	10/10/48	554,581	379,613
GS Mortgage Securities Trust 2015-GS1
3.27%	11/10/48	417,675	300,523
JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9
1.99%	12/15/47	1,032,547	72,687	(g,h)
JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP8
5.44%	05/15/45	70,000	70,033
JP Morgan Chase Commercial Mortgage Securities Trust 2007-CB18
5.44%	06/12/47	247,720	251,486

JPMBB Commercial Mortgage Securities Trust 2013-C12
4.16%	07/15/45	90,000	98,685	(h)
JPMBB Commercial Mortgage Securities Trust 2013-C17
5.05%	01/15/47	100,000	84,578	(b,h)
JPMBB Commercial Mortgage Securities Trust 2014-C18
4.97%	02/15/47	100,000	82,691	(b,h)
JPMBB Commercial Mortgage Securities Trust 2014-C19
4.83%	04/15/47	100,000	80,556	(b,h)
JPMBB Commercial Mortgage Securities Trust 2015-C29
3.84%	05/15/48	307,309	216,496	(h)
JPMBB Commercial Mortgage Securities Trust 2015-C30
4.46%	07/15/48	293,257	261,068	(h)
LB-UBS Commercial Mortgage Trust 2004-C8
0.53%	12/15/39	10,962	45	(b,g,h)
LB-UBS Commercial Mortgage Trust 2007-C6
6.11%	07/15/40	192,914	198,934	(h)
6.11%	07/15/40	430,000	442,658	(b)
ML-CFC Commercial Mortgage Trust 2006-3
5.46%	07/12/46	350,000	350,293	(h)
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9
4.29%	05/15/46	111,517	96,704	(b,h)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14
4.99%	02/15/47	160,799	141,891	(b,h)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15
5.06%	04/15/47	485,625	418,522	(b,h)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
3.39%	10/15/47	673,132	460,688	(b)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19
3.25%	12/15/47	199,711	134,374	(b)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20
1.56%	02/15/48	2,538,032	210,047	(g,h)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
1.12%	03/15/48	3,102,880	196,180	(g,h)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22
4.38%	04/15/48	598,870	476,546	(b,h)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23
4.27%	07/15/50	760,119	579,498	(b,h)
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28
3.00%	01/15/49	120,541	79,937	(b)
Morgan Stanley Capital I Trust 2006-IQ11
6.11%	10/15/42	110,000	109,763	(h)
Morgan Stanley Capital I Trust 2006-T21
5.27%	10/12/52	93,573	93,536	(h)
Morgan Stanley Capital I Trust 2007-IQ16
6.25%	12/12/49	290,000	302,826	(h)
Morgan Stanley Capital I Trust 2008-T29
6.48%	01/11/43	110,000	116,307	(h)
Morgan Stanley Capital I Trust 2015-MS1
4.16%	05/15/48	220,000	168,620	(b,h)
Morgan Stanley Capital I Trust 2016-UBS9
1.41%	03/15/49	2,168,650	180,802	(g,h)
3.00%	03/15/49	201,000	140,238	(b)
Wells Fargo Commercial Mortgage Trust 2015-C26
1.54%	02/15/48	2,627,847	210,994	(g,h)
Wells Fargo Commercial Mortgage Trust 2015-C29
4.37%	06/15/48	239,622	179,329	(h)
Wells Fargo Commercial Mortgage Trust 2015-C30
4.65%	09/15/58	146,644	111,808	(b,h)
Wells Fargo Commercial Mortgage Trust 2015-LC22
4.69%	09/15/58	146,742	111,832	(h)

Wells Fargo Commercial Mortgage Trust 2015-NXS2
4.39%	07/15/58	146,643	107,589	(h)
Wells Fargo Commercial Mortgage Trust 2015-SG1
4.62%	12/15/47	146,629	146,452	(h)
Wells Fargo Commercial Mortgage Trust 2016-C33
3.12%	03/15/59	128,332	86,720	(b)
Wells Fargo Mortgage Backed Securities Trust 2006-3
5.50%	03/25/36	15,291	—	(**)
WFRBS Commercial Mortgage Trust 2013-C17
4.26%	12/15/46	190,000	211,262
5.30%	12/15/46	140,000	128,028	(b,h)
WFRBS Commercial Mortgage Trust 2013-C18
4.82%	12/15/46	190,621	173,840	(b,h)
WFRBS Commercial Mortgage Trust 2014-C19
4.23%	03/15/47	293,728	230,057	(b)
WFRBS Commercial Mortgage Trust 2014-C22
4.06%	09/15/57	443,071	327,991	(b,h)
WFRBS Commercial Mortgage Trust 2014-C24
3.69%	11/15/47	578,051	410,291	(b)
WFRBS Commercial Mortgage Trust 2014-C25
3.80%	11/15/47	80,000	55,581	(b,h)
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%	03/15/47	447,000	498,311	(h)
4.59%	03/15/47	464,977	380,325	(b,h)
WFRBS Commercial Mortgage Trust 2015-C31
3.85%	11/15/48	73,319	51,550
			14,855,701

Sovereign Bonds—0.4%
Government of Chile
3.63%	10/30/42	250,000	253,750
Government of Colombia
2.63%	03/15/23	236,000	228,330
Government of Mexico
3.60%	01/30/25	510,000	533,587
4.00%	10/02/23	168,000	180,810
4.60%	01/23/46	245,000	258,475
4.75%	03/08/44	204,000	219,810
Government of Panama
4.00%	09/22/24	200,000	215,000
Government of Peru
4.13%	08/25/27	99,000	108,900
5.63%	11/18/50	55,000	68,338
Government of Philippines
4.20%	01/21/24	200,000	228,784
Government of Turkey
3.25%	03/23/23	73,000	70,719
4.88%	04/16/43	200,000	195,250
			2,561,753

Municipal Bonds and Notes—0.2%
American Municipal Power Inc.
6.27%	02/15/50	95,000	124,434
Municipal Electric Authority of Georgia
6.64%	04/01/57	169,000	225,985
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	65,000	69,438
Port Authority of New York & New Jersey
4.46%	10/01/62	350,000	399,203
South Carolina State Public Service Authority
6.45%	01/01/50	120,000	174,464

State of California
5.70%	11/01/21	175,000	210,971
State of Illinois
5.10%	06/01/33	100,000	96,107
			1,300,602

FNMA (TBA)—0.0%*
Lehman TBA
5.50%	TBA	64,117	3,783	(k,o)

Total Bonds and Notes
(Cost $237,281,258)			242,473,874

	Number of Shares	Fair Value
Exchange Traded Funds—5.6%
Industrial Select Sector SPDR Fund	66,033	3,695,207	(n)
SPDR Barclays High Yield Bond ETF	422,400	15,079,680	(n)
Vanguard FTSE Emerging Markets ETF	659,930	23,242,734

Total Exchange Traded Funds
(Cost $41,199,650)		42,017,621

Total Investments in Securities
(Cost $647,006,757)		677,339,678

Short-Term Investments—11.4%
State Street Institutional U.S. Government Money Market Fund—Class G Shares
0.29%
(Cost $85,092,011)		85,092,011	(d,m,n)

Total Investments
(Cost $732,098,768)		762,431,689

Liabilities in Excess of Other Assets, net—(2.2)%		(16,597,190)

NET ASSETS—100.0%		$745,834,499

Other Information:

Centrally Cleared Credit Default Swaps—Buy Protection

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract annual Fixed Rate	Termination Date	Market Value	Unamortized Upfront Payments Received	Unrealized Depreciation
Markit CDX North America High Yield Index	CME Group Inc.	$13,674	5.00%	12/20/20	$(562,974)	$(288,940)	$(274,034)
Markit CDX North America Investment Grade Index	CME Group Inc.	2,722	1.00	06/20/21	(28,229)	(18,220)	(10,009)

							$(284,043)

The Fund had the following long futures contracts open at June 30, 2016:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation (Depreciation)
EURO Stoxx 50 Index Futures	September 2016	34	$1,078,398	$(29,470)
FTSE 100 Index Futures	September 2016	3	257,568	9,930
S&P 500 Emini Index Futures	September 2016	10	1,045,100	19,532
S&P Mid 400 Emini Index Futures	September 2016	156	23,290,800	253,070
Topix Index Futures	September 2016	5	607,028	(43,423)
2 Yr. U.S. Treasury Notes Futures	September 2016	85	18,642,891	82,392

				$292,031

The Fund had the following short futures contracts open at June 30, 2016:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation
S&P 500 Emini Index Futures	September 2016	145	$(15,153,950)	$(148,300)
U.S. Long Bond Futures	September 2016	3	(517,031)	(10,414)
Ultra Long-Term U.S. Treasury Bond Futures	September 2016	10	(1,863,750)	(76,589)
10 Yr. U.S. Treasury Notes Futures	September 2016	2	(265,969)	(2,536)

				$(237,839)

				$54,192

The Fund was invested in the following countries/territories at June 30, 2016 (unaudited):

Country/Territory	Percentage (based on Fair Value)
United States	76.00%
Japan	5.15%
United Kingdom	2.92%
France	2.15%
Germany	1.97%
Switzerland	1.78%
Ireland	1.25%
Sweden	1.01%
China	0.91%
Netherlands	0.79%
India	0.74%
Canada	0.69%
Norway	0.46%
Hong Kong	0.44%
Mexico	0.41%
Belgium	0.40%
South Korea	0.40%
Taiwan	0.39%
South Africa	0.28%
Luxembourg	0.27%
Australia	0.26%
Italy	0.25%
Spain	0.25%
Guernsey	0.12%
Brazil	0.08%
Cayman Islands	0.07%
Russian Federation	0.07%
Supranational	0.06%
Philippines	0.06%
Turkey	0.04%
Colombia	0.04%
Chile	0.04%
Indonesia	0.04%
Israel	0.03%
Republic of Korea	0.03%
Panama	0.03%
Jersey	0.03%
Bermuda	0.02%
Peru	0.02%
Malaysia	0.02%
Thailand	0.01%
Qatar	0.01%
Hungary	0.01%

100.00%

The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at June 30, 2016 (unaudited):

Industry	Domestic	Foreign	Total
Exchange Traded Funds	5.51%	0.00%	5.51%
Diversified Banks	2.00%	2.33%	4.33%
Pharmaceuticals	2.90%	1.35%	4.25%
Integrated Oil & Gas	1.77%	0.76%	2.53%
Internet Software & Services	1.45%	0.74%	2.19%
Healthcare Equipment	0.87%	1.28%	2.15%
Biotechnology	1.71%	0.38%	2.09%
Cable & Satellite	1.35%	0.28%	1.63%
Technology Hardware, Storage & Peripherals	1.19%	0.28%	1.47%
Aerospace & Defense	0.96%	0.38%	1.34%
Semiconductors	0.74%	0.46%	1.20%
Communications Equipment	0.70%	0.33%	1.03%
Movies & Entertainment	0.74%	0.20%	0.94%
Packaged Foods & Meats	0.36%	0.58%	0.94%
Semiconductor Equipment	0.51%	0.34%	0.85%
Specialized Finance	0.79%	0.00%	0.79%
Multi-Line Insurance	0.58%	0.21%	0.79%
Property & Casualty Insurance	0.00%	0.79%	0.79%
Oil & Gas Exploration & Production	0.73%	0.04%	0.77%
Wireless Telecommunication Services	0.00%	0.75%	0.75%
Specialized REITs	0.75%	0.00%	0.75%
Systems Software	0.72%	0.00%	0.72%
Electronic Equipment & Instruments	0.00%	0.71%	0.71%
Automobile Manufacturers	0.18%	0.52%	0.70%
Data Processing & Outsourced Services	0.68%	0.02%	0.70%
Industrial Machinery	0.52%	0.17%	0.69%
Electrical Components & Equipment	0.00%	0.69%	0.69%
Soft Drinks	0.67%	0.01%	0.68%
Auto Parts & Equipment	0.00%	0.67%	0.67%
Internet Retail	0.51%	0.12%	0.63%
Oil & Gas Equipment & Services	0.41%	0.22%	0.63%
Diversified Real Estate Activities	0.00%	0.60%	0.60%
Electric Utilities	0.26%	0.34%	0.60%
Home Improvement Retail	0.59%	0.00%	0.59%
Life & Health Insurance	0.00%	0.58%	0.58%
Specialty Chemicals	0.13%	0.44%	0.57%
Application Software	0.27%	0.29%	0.56%
Consumer Finance	0.53%	0.00%	0.53%
Asset Management & Custody Banks	0.41%	0.09%	0.50%
Building Products	0.00%	0.50%	0.50%
Multi-Utilities	0.47%	0.00%	0.47%
Personal Products	0.00%	0.42%	0.42%
Brewers	0.00%	0.41%	0.41%
Trading Companies & Distributors	0.39%	0.00%	0.39%
Research & Consulting Services	0.38%	0.00%	0.38%
Housewares & Specialties	0.33%	0.00%	0.33%
Investment Banking & Brokerage	0.32%	0.00%	0.32%
Household Products	0.15%	0.14%	0.29%
Leisure Products	0.00%	0.28%	0.28%
Healthcare Services	0.00%	0.27%	0.27%
Airlines	0.26%	0.00%	0.26%
Apparel, Accessories & Luxury Goods	0.24%	0.00%	0.24%
Healthcare Supplies	0.24%	0.00%	0.24%
Industrial Gases	0.08%	0.15%	0.23%
General Merchandise Stores	0.23%	0.00%	0.23%
Security & Alarm Services	0.00%	0.22%	0.22%
Construction Materials	0.00%	0.22%	0.22%

Industry	Domestic	Foreign	Total
Electronic Components	0.00%	0.21%	0.21%
Advertising	0.00%	0.21%	0.21%
Hypermarkets & Super Centers	0.18%	0.01%	0.19%
Home Building	0.00%	0.19%	0.19%
Railroads	0.00%	0.17%	0.17%
Healthcare Distributors	0.15%	0.00%	0.15%
Human Resource & Employment Services	0.00%	0.15%	0.15%
IT Consulting & Other Services	0.12%	0.02%	0.14%
Independent Power Producers & Energy Traders	0.14%	0.00%	0.14%
Automotive Retail	0.13%	0.00%	0.13%
Drug Retail	0.13%	0.00%	0.13%
Air Freight & Logistics	0.12%	0.00%	0.12%
Broadcasting	0.12%	0.00%	0.12%
Gold	0.10%	0.02%	0.12%
Diversified Metals & Mining	0.00%	0.12%	0.12%
Hotels, Resorts & Cruise Lines	0.10%	0.00%	0.10%
Casinos & Gaming	0.09%	0.00%	0.09%
Construction Machinery & Heavy Trucks	0.00%	0.08%	0.08%
Apparel Retail	0.00%	0.06%	0.06%
Paper Packaging	0.05%	0.00%	0.05%
Thrifts & Mortgage Finance	0.00%	0.04%	0.04%
Department Stores	0.00%	0.04%	0.04%
Agricultural Products	0.03%	0.00%	0.03%
Diversified Support Services	0.00%	0.03%	0.03%
Food Retail	0.00%	0.02%	0.02%
Other Diversified Financial Services	0.00%	0.01%	0.01%
Household Appliances	0.00%	0.01%	0.01%
Diversified REITs	0.00%	0.01%	0.01%
Highways & Railtracks	0.00%	0.01%	0.01%
Industrial Conglomerates	0.00%	0.01%	0.01%
Construction & Engineering	0.00%	0.01%	0.01%
Real Estate Development	0.00%	0.01%	0.01%
Airport Services	0.00%	0.00%	0.00	%***
Steel	0.00%	0.00%	0.00	%***
Residential REITs	0.00%	0.00%	0.00	%***

			57.04%

Sector	Percentage (based on Fair Value)
Corporate Notes	14.14%
U.S. Treasuries	7.66%
Agency Mortgage Backed	7.18%
Non-Agency Collateralized Mortgage Obligations	1.95%
Agency Collateralized Mortgage Obligations	0.36%
Sovereign Bonds	0.34%
Municipal Bonds and Notes	0.17%
FNMA (TBA)	0.00	%***

	31.80%

Short-Term Investments
Short-Term Investments	11.16%

	11.16%

	100.00%

GE Institutional Small-Cap Equity Fund

Schedule of Investments—June 30, 2016 (Unaudited)

Common Stock—94.2% †	Number of Shares	Fair Value
Aerospace & Defense—0.5%
Astronics Corp.	21,500	$715,090	(a)
Esterline Technologies Corp.	4,849	300,832	(a)
Teledyne Technologies Inc.	45,302	4,487,163	(a)
		5,503,085

Agricultural & Farm Machinery—0.7%
AGCO Corp.	170,235	8,023,176

Agricultural Products—0.9%
Darling Ingredients Inc.	698,810	10,412,269	(a)

Airlines—0.0% *
Hawaiian Holdings Inc.	16,000	607,360	(a)

Alternative Carriers—0.1%
Inteliquent Inc.	58,500	1,163,565

Aluminum—0.0% *
Century Aluminum Co.	34,404	217,777	(a)

Apparel Retail—1.0%
American Eagle Outfitters Inc.	50,463	803,876
Boot Barn Holdings Inc.	78,313	675,058	(a)
Burlington Stores Inc.	34,430	2,296,825	(a)
Genesco Inc.	67,048	4,311,857	(a)
The Buckle Inc.	152,570	3,965,294
		12,052,910

Apparel, Accessories & Luxury Goods—0.4%
G-III Apparel Group Ltd.	106,077	4,849,840	(a)

Application Software—4.5%
ACI Worldwide Inc.	230,716	4,501,269	(a)
Blackbaud Inc.	228,720	15,530,088
Guidewire Software Inc.	92,000	5,681,920	(a)
Jive Software Inc.	382,013	1,436,369	(a)
Mentor Graphics Corp.	160,000	3,401,600
PROS Holdings Inc.	161,500	2,814,945	(a)
PTC Inc.	102,158	3,839,098	(a)
Qlik Technologies Inc.	115,000	3,401,700	(a)
RealPage Inc.	359,334	8,023,928	(a)
Sapiens International Corporation N.V.	77,799	911,026
SS&C Technologies Holdings Inc.	136,504	3,833,032
Zix Corp.	221,300	829,875	(a)
		54,204,850

Asset Management & Custody Banks—0.6%
Ashford Inc.	12,700	635,000	(a)
Financial Engines Inc.	242,500	6,273,475
GAMCO Investors Inc., Class A	20,326	666,083
Westwood Holdings Group Inc.	6,751	349,702
		7,924,260

Auto Parts & Equipment—1.0%
American Axle & Manufacturing Holdings Inc.	28,255	409,133	(a)
Cooper-Standard Holding Inc.	12,067	953,172	(a)
Drew Industries Inc.	4,581	388,652
Gentherm Inc.	15,250	522,313	(a)
Horizon Global Corp.	46,761	530,737	(a)

Stoneridge Inc.	55,217	824,942	(a)
Tenneco Inc.	176,464	8,224,987	(a)
Tower International Inc.	33,747	694,513
		12,548,449

Automobile Manufacturers—0.7%
Thor Industries Inc.	110,060	7,125,284
Winnebago Industries Inc.	56,480	1,294,522
		8,419,806

Automotive Retail—0.8%
CST Brands Inc.	146,900	6,328,452
Group 1 Automotive Inc.	52,525	2,592,634
Monro Muffler Brake Inc.	20,540	1,305,522
		10,226,608

Biotechnology—1.9%
Achillion Pharmaceuticals Inc.	84,600	659,880	(a)
Aduro Biotech Inc.	35,200	398,112	(a)
Agios Pharmaceuticals Inc.	7,000	293,265	(a)
Applied Genetic Technologies Corp.	49,300	696,609	(a)
Arena Pharmaceuticals Inc.	434,400	742,824	(a)
BioCryst Pharmaceuticals Inc.	151,700	430,828	(a)
Cepheid	240,500	7,395,375	(a)
FibroGen Inc.	27,000	443,070	(a)
Five Prime Therapeutics Inc.	18,600	769,110	(a)
Halozyme Therapeutics Inc.	48,000	414,240	(a)
Infinity Pharmaceuticals Inc.	141,700	188,461	(a)
Inovio Pharmaceuticals Inc.	97,500	900,900	(a)
Insys Therapeutics Inc.	30,500	394,670	(a)
MacroGenics Inc.	28,800	777,312	(a)
Natera Inc.	39,700	478,980	(a)
NewLink Genetics Corp.	17,700	199,302	(a)
Raptor Pharmaceutical Corp.	148,600	797,982	(a)
Regulus Therapeutics Inc.	49,100	141,899	(a)
Repligen Corp.	213,138	5,831,456	(a)
Rigel Pharmaceuticals Inc.	175,700	391,811	(a)
Voyager Therapeutics Inc.	28,300	311,017	(a)
		22,657,103

Brewers—0.5%
The Boston Beer Company Inc., Class A	34,700	5,934,741	(a)

Building Products—0.5%
American Woodmark Corp.	17,670	1,172,935	(a)
Apogee Enterprises Inc.	22,161	1,027,162
Builders FirstSource Inc.	67,302	757,147	(a)
NCI Building Systems Inc.	52,543	840,163	(a)
Simpson Manufacturing Company Inc.	12,864	514,174
Universal Forest Products Inc.	23,582	2,185,816
		6,497,397

Casinos & Gaming—0.2%
Churchill Downs Inc.	6,300	796,068
Isle of Capri Casinos Inc.	45,400	831,728	(a)
Pinnacle Entertainment Inc.	27,156	300,888	(a)
		1,928,684

Commercial Printing—0.5%
Brady Corp., Class A	184,500	5,638,320
Deluxe Corp.	9,623	638,678
		6,276,998

Commodity Chemicals—0.1%
Koppers Holdings Inc.	22,740	698,800	(a)
Trinseo S.A.	23,451	1,006,752	(a)
		1,705,552

Communications Equipment—0.4%
ADTRAN Inc.	55,834	1,041,304
CalAmp Corp.	45,104	667,990	(a)
Extreme Networks Inc.	204,000	691,560	(a)
Lumentum Holdings Inc.	38,089	921,754	(a)
Plantronics Inc.	27,210	1,197,240
		4,519,848

Construction & Engineering—0.8%
Chicago Bridge & Iron Company N.V.	256,820	8,893,677
Comfort Systems USA Inc.	40,295	1,312,408
		10,206,085

Construction Machinery & Heavy Trucks—0.9%
Alamo Group Inc.	19,475	1,284,766
Astec Industries Inc.	28,533	1,602,128
Commercial Vehicle Group Inc.	185,300	963,560	(a)
Federal Signal Corp.	7,135	91,899
Trinity Industries Inc.	336,675	6,252,054
Wabash National Corp.	72,263	917,740	(a)
		11,112,147

Construction Materials—0.1%
Summit Materials Inc., Class A	38,806	793,971	(a)

Consumer Finance—0.1%
Enova International Inc.	97,837	720,080	(a)

Data Processing & Outsourced Services—1.9%
Broadridge Financial Solutions Inc.	116,880	7,620,576
CoreLogic Inc.	127,194	4,894,425	(a)
CSG Systems International Inc.	50,080	2,018,725
WEX Inc.	101,500	9,000,005	(a)
		23,533,731

Distributors—0.7%
LKQ Corp.	264,077	8,371,241	(a)

Diversified REITs—0.6%
American Assets Trust Inc.	21,491	912,078
Cousins Properties Inc.	479,550	4,987,320
Gramercy Property Trust	126,580	1,167,068
PS Business Parks Inc.	8,088	857,975
		7,924,441

Diversified Support Services—1.7%
Healthcare Services Group Inc.	204,006	8,441,768
Ritchie Bros Auctioneers Inc.	321,369	10,855,845
UniFirst Corp.	11,523	1,333,442
		20,631,055

Education Services—0.4%
Capella Education Co.	12,900	679,056
ITT Educational Services Inc.	199,161	382,389	(a)
K12 Inc.	306,600	3,829,434	(a)
		4,890,879

Electric Utilities—1.3%
ALLETE Inc.	19,923	1,287,624
IDACORP Inc.	131,358	10,685,973

PNM Resources Inc.	36,126	1,280,306
Portland General Electric Co.	16,203	714,876
Spark Energy Inc., Class A	30,000	991,500
The Empire District Electric Co.	15,988	543,112
		15,503,391

Electrical Components & Equipment—0.3%
Encore Wire Corp.	56,212	2,095,583
EnerSys	14,582	867,192
General Cable Corp.	52,631	668,940
Regal Beloit Corp.	8,916	490,826
		4,122,541

Electronic Components—0.7%
Belden Inc.	12,606	761,024
Littelfuse Inc.	51,488	6,085,367
Rogers Corp.	22,014	1,345,055	(a)
		8,191,446

Electronic Equipment & Instruments—0.8%
Coherent Inc.	9,800	899,444	(a)
Control4 Corp.	136,555	1,114,289	(a)
FARO Technologies Inc.	15,648	529,372	(a)
MTS Systems Corp.	12,200	534,848
Rofin-Sinar Technologies Inc.	49,993	1,596,776	(a)
VeriFone Systems Inc.	169,702	3,146,275	(a)
Zebra Technologies Corp., Class A	38,145	1,911,065	(a)
		9,732,069

Electronic Manufacturing Services—0.2%
Benchmark Electronics Inc.	15,557	329,030	(a)
Methode Electronics Inc.	36,065	1,234,505
Plexus Corp.	28,594	1,235,261	(a)
		2,798,796

Environmental & Facilities Services—0.8%
Clean Harbors Inc.	198,290	10,332,892	(a)

Fertilizers & Agricultural Chemicals—0.1%
American Vanguard Corp.	53,241	804,472

Food Distributors—0.6%
SpartanNash Co.	235,089	7,189,022

Food Retail—0.1%
Casey’s General Stores Inc.	11,499	1,512,233

Footwear—1.2%
Deckers Outdoor Corp.	70,319	4,044,749	(a)
Wolverine World Wide Inc.	546,853	11,112,053
		15,156,802

Forest Products—0.1%
Boise Cascade Co.	29,924	686,756	(a)

Gas Utilities—0.1%
South Jersey Industries Inc.	47,810	1,511,752

Health Care REITs—0.6%
CareTrust REIT Inc.	96,810	1,334,042
National Health Investors Inc.	10,772	808,869
Omega Healthcare Investors Inc.	116,380	3,951,101
Sabra Health Care REIT Inc.	40,386	833,365
		6,927,377

Healthcare Distributors—0.2%
Aceto Corp.	99,000	2,167,110
Owens & Minor Inc.	17,433	651,646
		2,818,756

Healthcare Equipment—5.7%
Abaxis Inc.	21,500	1,015,445
Cantel Medical Corp.	77,000	5,292,210
Cardiovascular Systems Inc.	183,000	3,362,625	(a)
CONMED Corp.	177,000	8,448,210
Globus Medical Inc., Class A	213,184	5,080,175	(a)
Hill-Rom Holdings Inc.	199,131	10,046,159
Inogen Inc.	17,200	861,892	(a)
Insulet Corp.	115,000	3,477,600	(a)
Integra LifeSciences Holdings Corp.	149,500	11,927,110	(a)
iRadimed Corp.	30,300	659,328	(a)
LeMaitre Vascular Inc.	61,900	883,313
Masimo Corp.	143,800	7,551,657	(a)
Natus Medical Inc.	12,759	482,290	(a)
NuVasive Inc.	164,800	9,841,856	(a)
NxStage Medical Inc.	44,600	966,928	(a)
		69,896,798

Healthcare Facilities—0.8%
Amsurg Corp.	126,755	9,828,583	(a)

Healthcare Services—2.2%
Addus HomeCare Corp.	16,000	278,880	(a)
Air Methods Corp.	83,398	2,988,150	(a)
AMN Healthcare Services Inc.	45,123	1,803,566	(a)
BioTelemetry Inc.	79,200	1,290,960	(a)
Cross Country Healthcare Inc.	57,000	793,440	(a)
Diplomat Pharmacy Inc.	23,497	822,395	(a)
Envision Healthcare Holdings Inc.	40,492	1,027,282	(a)
LHC Group Inc.	21,200	917,536	(a)
MEDNAX Inc.	161,418	11,691,506	(a)
Nobilis Health Corp.	203,934	454,773	(a)
RadNet Inc.	100,300	535,602	(a)
Team Health Holdings Inc.	107,230	4,361,044	(a)
		26,965,134

Healthcare Supplies—1.3%
Endologix Inc.	392,777	4,894,001	(a)
Halyard Health Inc.	11,000	357,720	(a)
ICU Medical Inc.	66,400	7,486,600	(a)
Lantheus Holdings Inc.	272,300	999,341	(a)
Merit Medical Systems Inc.	30,377	602,376	(a)
OraSure Technologies Inc.	148,200	875,862	(a)
Penumbra Inc.	14,211	845,555	(a)
		16,061,455

Healthcare Technology—1.8%
HMS Holdings Corp.	450,398	7,931,509	(a)
Medidata Solutions Inc.	140,000	6,561,800	(a)
Omnicell Inc.	169,300	5,795,139	(a)
Quality Systems Inc.	22,752	270,976
Vocera Communications Inc.	73,822	948,613	(a)
		21,508,037

Home Building—0.2%
Meritage Homes Corp.	25,150	944,131	(a)
TopBuild Corp.	30,223	1,094,073	(a)
		2,038,204

Home Furnishing Retail—0.2%
Aaron’s Inc.	101,159	2,214,371

Home Furnishings—0.1%
Ethan Allen Interiors Inc.	19,112	631,460

Hotel & Resort REITs—0.3%
Ashford Hospitality Trust Inc.	82,522	443,143
Hersha Hospitality Trust	35,928	616,165
RLJ Lodging Trust	143,605	3,080,328
		4,139,636

Hotels, Resorts & Cruise Lines—0.2%
Interval Leisure Group Inc.	164,695	2,618,650

Household Appliances—0.1%
Helen of Troy Ltd.	12,145	1,248,992	(a)

Housewares & Specialties—0.0%*
Tupperware Brands Corp.	10,331	581,429

Human Resource & Employment Services—0.1%
Insperity Inc.	15,519	1,198,532

Industrial Conglomerates—0.2%
Raven Industries Inc.	143,000	2,708,420

Industrial Machinery—7.6%
Actuant Corp., Class A	230,500	5,211,605
Altra Industrial Motion Corp.	21,092	569,062
Barnes Group Inc.	103,330	3,422,290
CLARCOR Inc.	185,467	11,281,958
Crane Co.	31,220	1,770,798
Franklin Electric Company Inc.	27,665	914,328
Harsco Corp.	121,418	806,216
IDEX Corp.	93,790	7,700,159
John Bean Technologies Corp.	65,700	4,022,154
LB Foster Co., Class A	35,880	390,733
Luxfer Holdings PLC ADR	205,142	2,467,858
Lydall Inc.	116,000	4,472,960	(a)
Mueller Industries Inc.	164,552	5,245,918
Nordson Corp.	84,865	7,095,563
RBC Bearings Inc.	69,000	5,002,500	(a)
Standex International Corp.	63,500	5,247,005
The Gorman-Rupp Co.	63,900	1,751,499
The Timken Co.	236,005	7,235,913
TriMas Corp.	362,000	6,516,000	(a)
Woodward Inc.	206,211	11,886,002
		93,010,521

Industrial REITs—0.2%
Rexford Industrial Realty Inc.	32,652	688,631
STAG Industrial Inc.	60,077	1,430,433
		2,119,064

Integrated Telecommunication Services—0.1%
Fairpoint Communications Inc.	46,700	685,556	(a)

Internet Retail—0.1%
Overstock.com Inc.	83,400	1,343,574	(a)

Internet Software & Services—3.2%
Alarm.com Holdings Inc.	25,900	663,817	(a)
Brightcove Inc.	100,600	885,280	(a)
comScore Inc.	22,200	530,136	(a)

Cornerstone OnDemand Inc.	160,915	6,124,425	(a)
EarthLink Holdings Corp.	110,700	708,480
Envestnet Inc.	115,500	3,847,305	(a)
GoDaddy Inc., Class A	37,225	1,161,048	(a)
Gogo Inc.	73,100	613,309	(a)
Internap Corp.	309,200	636,952	(a)
LogMeIn Inc.	138,000	8,753,340	(a)
NIC Inc.	429,214	9,416,955
SPS Commerce Inc.	61,300	3,714,780	(a)
XO Group Inc.	85,386	1,488,278	(a)
		38,544,105

Investment Banking & Brokerage—0.9%
Piper Jaffray Cos.	32,683	1,232,149	(a)
Raymond James Financial Inc.	188,238	9,280,133
Stifel Financial Corp.	33,544	1,054,959	(a)
		11,567,241

IT Consulting & Other Services—0.2%
Perficient Inc.	44,260	898,921	(a)
The Hackett Group Inc.	53,800	746,206
Virtusa Corp.	7,575	218,766	(a)
		1,863,893

Leisure Products—0.8%
Brunswick Corp.	12,514	567,134
Polaris Industries Inc.	111,700	9,132,592
		9,699,726

Life & Health Insurance—0.1%
American Equity Investment Life Holding Co.	60,846	867,055

Life Sciences Tools & Services—1.6%
Albany Molecular Research Inc.	250,230	3,363,091	(a)
Bruker Corp.	156,162	3,551,124
Cambrex Corp.	22,705	1,174,530	(a)
Charles River Laboratories International Inc.	12,983	1,070,319	(a)
ICON PLC	91,827	6,428,808	(a)
INC Research Holdings Inc., Class A	83,610	3,188,049	(a)
PAREXEL International Corp.	7,809	491,030	(a)
		19,266,951

Managed Healthcare—1.1%
Centene Corp.	140,280	10,011,784	(a)
Magellan Health Inc.	4,701	309,185	(a)
Molina Healthcare Inc.	64,177	3,202,432	(a)
		13,523,401

Multi-Line Insurance—0.0% *
Horace Mann Educators Corp.	16,234	548,547

Multi-Utilities—0.1%
Avista Corp.	29,178	1,307,174

Office REITs—0.2%
Brandywine Realty Trust	58,208	977,894
Corporate Office Properties Trust	45,657	1,350,078
		2,327,972

Office Services & Supplies—1.0%
Herman Miller Inc.	154,920	4,630,559
HNI Corp.	9,224	428,824
Steelcase Inc., Class A	54,666	741,818
West Corp.	318,063	6,253,118
		12,054,319

Oil & Gas Drilling—0.0% *
Nabors Industries Ltd.	38,432	386,242

Oil & Gas Equipment & Services—1.2%
Dril-Quip Inc.	30,978	1,810,045	(a)
Fairmount Santrol Holdings Inc.	93,497	720,862	(a)
Forum Energy Technologies Inc.	393,310	6,808,196	(a)
Geospace Technologies Corp.	15,127	247,629	(a)
Hornbeck Offshore Services Inc.	55,527	463,095	(a)
Natural Gas Services Group Inc.	28,040	642,116	(a)
Oil States International Inc.	100,972	3,319,959	(a)
		14,011,902

Oil & Gas Exploration & Production—1.7%
Carrizo Oil & Gas Inc.	74,275	2,662,759	(a)
Denbury Resources Inc.	750,000	2,692,500
Memorial Resource Development Corp.	28,778	456,995	(a)
Newfield Exploration Co.	225,095	9,944,697	(a)
Parsley Energy Inc., Class A	41,599	1,125,669	(a)
Rice Energy Inc.	17,863	393,700	(a)
SM Energy Co.	115,721	3,124,467
		20,400,787

Oil & Gas Refining & Marketing—0.1%
Western Refining Inc.	42,152	869,596

Oil & Gas Storage & Transportation—0.0% *
Gener8 Maritime Inc.	79,351	507,846	(a)

Packaged Foods & Meats—3.1%
B&G Foods Inc.	80,000	3,856,000
Cal-Maine Foods Inc.	14,290	633,333
J&J Snack Foods Corp.	26,013	3,102,571
Sanderson Farms Inc.	112,182	9,719,448
Snyder’s-Lance Inc.	286,500	9,709,485
TreeHouse Foods Inc.	101,500	10,418,975	(a)
		37,439,812

Paper Packaging—0.3%
Packaging Corporation of America	45,954	3,075,701

Paper Products—0.1%
Neenah Paper Inc.	24,996	1,808,961

Pharmaceuticals—0.2%
Corcept Therapeutics Inc.	158,100	863,226	(a)
Lannett Company Inc.	13,157	313,005	(a)
Pernix Therapeutics Holdings Inc.	158,100	70,829	(a)
Phibro Animal Health Corp., Class A	23,500	438,510
Prestige Brands Holdings Inc.	16,604	919,861	(a)
		2,605,431

Property & Casualty Insurance—2.3%
Allied World Assurance Company Holdings AG	265,000	9,312,100
AMERISAFE Inc.	73,850	4,521,097
Argo Group International Holdings Ltd.	125,924	6,535,456
James River Group Holdings Ltd.	5,800	196,968
RLI Corp.	57,348	3,944,395
The Navigators Group Inc.	44,500	4,092,665
		28,602,681

Publishing—1.3%
John Wiley & Sons Inc., Class A	294,173	15,349,947

Railroads—0.5%
Genesee & Wyoming Inc., Class A	95,709	5,642,046	(a)

Real Estate Services—0.1%
Altisource Portfolio Solutions S.A.	27,800	773,952	(a)

Regional Banks—8.4%
Bank of the Ozarks Inc.	30,285	1,136,293
BankUnited Inc.	30,746	944,517
Banner Corp.	28,409	1,208,519
Bryn Mawr Bank Corp.	116,500	3,401,800
Camden National Corp.	15,773	662,466
Cascade Bancorp	65,488	362,804	(a)
Columbia Banking System Inc.	30,623	859,281
Community Bank System Inc.	121,500	4,992,435
Cullen/Frost Bankers Inc.	37,737	2,404,979
CVB Financial Corp.	322,500	5,285,775
Enterprise Financial Services Corp.	19,916	555,457
FCB Financial Holdings Inc., Class A	36,772	1,250,248	(a)
Fidelity Southern Corp.	33,710	528,236
First Financial Bankshares Inc.	138,500	4,541,415
First Foundation Inc.	14,450	310,675	(a)
Fulton Financial Corp.	412,059	5,562,796
German American Bancorp Inc.	34,000	1,086,980
Great Southern Bancorp Inc.	19,601	724,649
Home BancShares Inc.	56,080	1,109,823
Iberiabank Corp.	72,093	4,306,115
Independent Bank Corp.	77,000	3,518,900
Lakeland Financial Corp.	9,008	423,466
LegacyTexas Financial Group Inc.	80,615	2,169,350
PacWest Bancorp	50,423	2,005,827
Pinnacle Financial Partners Inc.	18,801	918,429
PrivateBancorp Inc.	178,890	7,876,527
Prosperity Bancshares Inc.	168,874	8,610,885
Renasant Corp.	243,597	7,875,491
South State Corp.	7,902	537,731
Southwest Bancorp Inc.	34,743	588,199
Stock Yards Bancorp Inc.	95,100	2,684,673
SVB Financial Group	50,342	4,790,545	(a)
UMB Financial Corp.	133,500	7,103,535
Umpqua Holdings Corp.	65,764	1,017,369
Union Bankshares Corp.	3,633	89,771
United Community Banks Inc.	72,375	1,323,739
Washington Trust Bancorp Inc.	99,000	3,754,080
Westamerica Bancorporation	80,887	3,984,494
Wintrust Financial Corp.	27,025	1,378,275
		101,886,549

Reinsurance—0.9%
Endurance Specialty Holdings Ltd.	153,000	10,275,480
Maiden Holdings Ltd.	79,816	976,948
		11,252,428

Research & Consulting Services—0.3%
Resources Connection Inc.	233,557	3,451,972

Residential REITs—0.8%
Education Realty Trust Inc.	169,080	7,801,351
Sun Communities Inc.	19,170	1,469,189
		9,270,540

Restaurants—1.3%
BJ’s Restaurants Inc.	19,892	871,866	(a)
Buffalo Wild Wings Inc.	28,700	3,987,865	(a)
Cracker Barrel Old Country Store Inc.	18,095	3,102,750
Del Taco Restaurants Inc.	25,703	233,897	(a)
El Pollo Loco Holdings Inc.	161,000	2,093,000	(a)
Texas Roadhouse Inc.	132,030	6,020,568
		16,309,946

Retail REITs—0.1%
Retail Opportunity Investments Corp.	52,145	1,129,982

Security & Alarm Services—0.6%
The Brink’s Co.	259,415	7,390,733

Semiconductor Equipment—0.5%
Advanced Energy Industries Inc.	24,500	930,020	(a)
Brooks Automation Inc.	42,429	476,053
Rudolph Technologies Inc.	285,402	4,432,293	(a)
Xcerra Corp.	109,100	627,325	(a)
		6,465,691

Semiconductors—1.2%
CEVA Inc.	32,100	872,157	(a)
Diodes Inc.	8,732	164,074	(a)
Exar Corp.	96,388	775,924	(a)
Lattice Semiconductor Corp.	83,598	447,249	(a)
MaxLinear Inc., Class A	37,593	675,922	(a)
Microsemi Corp.	177,420	5,798,086	(a)
Semtech Corp.	267,813	6,390,018	(a)
		15,123,430

Specialized Finance—0.1%
GAIN Capital Holdings Inc.	98,976	625,529
NewStar Financial Inc.	36,710	309,098	(a)
		934,627

Specialized REITs—0.8%
CoreSite Realty Corp.	88,707	7,867,424
Potlatch Corp.	40,299	1,374,196
		9,241,620

Specialty Chemicals—2.9%
Balchem Corp.	94,479	5,635,672
HB Fuller Co.	96,586	4,248,818
Innospec Inc.	103,000	4,736,970
KMG Chemicals Inc.	32,760	851,432
PolyOne Corp.	167,839	5,914,646
Quaker Chemical Corp.	55,437	4,944,981
Sensient Technologies Corp.	132,636	9,422,462
		35,754,981

Specialty Stores—0.3%
Hibbett Sports Inc.	89,500	3,113,705	(a)
Sportsman’s Warehouse Holdings Inc.	6,399	51,576	(a)
		3,165,281

Steel—0.6%
Commercial Metals Co.	182,065	3,076,898
Handy & Harman Ltd.	17,861	467,780	(a)
Olympic Steel Inc.	31,700	865,727
Ryerson Holding Corp.	101,746	1,780,555	(a)
SunCoke Energy Inc.	120,967	704,028
Worthington Industries Inc.	23,556	996,419
		7,891,407

Systems Software—1.5%
A10 Networks Inc.	108,251	700,384	(a)
Barracuda Networks Inc.	33,477	506,842	(a)
CommVault Systems Inc.	93,400	4,033,946	(a)
Fleetmatics Group PLC	60,000	2,599,800	(a)
Gigamon Inc.	42,611	1,593,225	(a)
Qualys Inc.	252,500	7,527,025	(a)
The Rubicon Project Inc.	51,331	700,668	(a)
		17,661,890

Technology Distributors—0.1%
Insight Enterprises Inc.	21,245	552,370	(a)
ScanSource Inc.	22,137	821,504	(a)
		1,373,874

Technology Hardware, Storage & Peripherals—0.7%
Diebold Inc.	317,350	7,879,801
Super Micro Computer Inc.	17,218	427,867	(a)
		8,307,668

Thrifts & Mortgage Finance—0.3%
Essent Group Ltd.	31,739	692,227	(a)
EverBank Financial Corp.	20,357	302,505
HomeStreet Inc.	57,341	1,142,233	(a)
Washington Federal Inc.	51,530	1,250,118
		3,387,083

Tires & Rubber—0.1%
Cooper Tire & Rubber Co.	39,093	1,165,753

Trading Companies & Distributors—0.8%
Applied Industrial Technologies Inc.	188,855	8,524,915
Neff Corp., Class A	72,933	797,157	(a)
		9,322,072

Trucking—0.8%
Heartland Express Inc.	52,520	913,323
Landstar System Inc.	36,500	2,506,090
Old Dominion Freight Line Inc.	73,589	4,438,152	(a)
Saia Inc.	50,515	1,269,947	(a)
YRC Worldwide Inc.	70,200	617,760	(a)
		9,745,272

Wireless Telecommunication Services—0.2%
Shenandoah Telecommunications Co.	49,200	1,921,752

Total Common Stock
(Cost $977,937,064)		1,145,144,468

Short-Term Investments—5.9%
State Street Institutional U.S. Government Money Market Fund—Class G Shares
0.29%
(Cost $71,887,983)		71,887,983	(d,m,n)

Total Investments
(Cost $1,049,825,047)		1,217,032,451

Liabilities in Excess of Other Assets, net—(0.1)%		(753,200)

NET ASSETS—100.0%		$1,216,279,251

Other Information:

The Fund had the following long futures contracts open at June 30, 2016:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
Russell 2000 Mini Index Futures	September 2016	101	$11,588,740	$63,514

Notes to Schedules of Investments June 30, 2016 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Funds’ future investments and should not be construed as a recommendation to purchase or sell a particular security. See each Fund’s summary prospectus and the Funds’ statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, these securities amounted to $24,608,141 or 3.30% and $32,202,736 or 10.73% of the net assets of the GE Institutional Strategic Investment Fund and GE Institutional Income Fund, respectively. These securities have been determined to be liquid using procedures established by the Fund’s Board of Trustees.

(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (“TBA”) in the future.

(d)	Coupon amount represents effective yield.

(e)	State Street Corp. is the parent company of SSGA Funds Management, Inc., the Funds’ investment adviser and administrator effective July 1, 2016, and State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(f)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(g)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(h)	Variable or floating rate security. The stated rate represents the rate at June 30, 2016.

(i)	Step coupon bond.

(j)	General Electric Co. is the parent company of GE Asset Management Incorporated, the Fund’s investment adviser prior to July 1, 2016.

(k)	Security is in default.

(l)	Represents a payment-in-kind (PIK) security which may pay all or a portion of interest in additional par.

(m)	At June 30, 2016, all or a portion of this security was pledged to cover collateral requirements for futures, swaps and/or TBA’s.

(n)	Sponsored by SSGA Funds Management, Inc., the Funds’ investment adviser and administrator, effective July 1, 2016, and an affiliate of State Street Bank & Trust Co., the Funds’ sub-administrator, custodian and accounting agent.

(o)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Board of Trustees.

†	Percentages are based on net assets as of At June 30, 2016.
*	Less than 0.05%.
**	Less than $0.50
***	Less than 0.005%.

Abbreviations:

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

SPDR	Standard and Poor’s Depositary Receipt

STRIPS	Separate Trading of Registered Interest and Principal of Security

TBA	To Be Announced

Security Valuation

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. The investment adviser performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Futures Contracts

A futures contract is an agreement to buy or sell a specific amount of a commodity, financial instrument, currency or index at a particular price and future date. During the period ended June 30, 2016, the U.S. Equity Fund, S&P 500 Index Fund, U.S. Large-Cap Core Equity Fund, Premier Growth Equity Fund, Small-Cap Equity Fund and International Equity Fund invested in stock index future contracts to gain equity exposure for accumulating and residual cash positions. The Strategic Investment Fund invested in futures contracts on various stock indices, bonds and notes to gain equity exposure and to manage duration of fixed income securities. The Income Fund invested in futures contracts on bonds and notes to manage duration of fixed income securities. Buying futures tends to increase a Fund’s exposure to the underlying instrument while selling futures tends to decrease a Fund’s exposure to the underlying instrument, or hedge other Fund investments. With futures contracts, there is minimal counterparty credit risk to a Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. A Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, a Fund is required to pledge to the broker an amount of cash and/ or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by a Fund each day, depending on the daily fluctuation in the fair value of the underlying security. A Fund records an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, a Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. A Fund recognizes a realized gain or loss on the expiration or closing of a futures contract.

Credit Default Swaps

During the period ended June 30, 2016, the Strategic Investment Fund and Income Fund engaged in credit default swaps to manage credit risk. When a Fund is the buyer in a credit default swap contract, a Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, a Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, a Fund loses its investment and recovers nothing. However, if a credit event occurs, a Fund receives full notional value for a referenced debt obligation that may have little or no value. When a Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, a Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If a Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that a Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by a Fund for the same referenced obligation. As the seller, a Fund may create economic leverage to its portfolio because, in addition to its total net assets, a Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. A Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. A Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. A Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if a Fund had invested in the referenced debt obligation directly. If a Fund is a buyer of a credit default swap and no credit event occurs, a Fund will not earn any return on its investment. If a Fund is a seller of a credit default swap, a Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject a Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

When-Issued Securities and Forward Commitments

The Strategic Investment Fund and Income Fund may purchase or sell securities on a when issued or forward commitment basis. These transactions are arrangements in which a Fund purchases and sells securities with payment and delivery scheduled a month or more after entering into the transaction. The price of the underlying securities and the date when these securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the commitments. In connection with such purchases, a Fund maintains cash or liquid assets in an amount equal to the purchase commitments for such underlying securities until settlement date and for sales commitments a Fund maintains equivalent deliverable securities as “cover” for the transaction. Unsettled commitments are valued at the current market value of the underlying security. Daily fluctuations in the value of such commitments are recorded as unrealized gains or losses. The Funds will not enter into such commitments for the purpose of investment leverage.

Fair Value Measurement

The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

The Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price. Level 1 securities primarily include publicly-traded equity securities, which may not necessarily represent the last sales price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund typically classifies the investment securities in Level 2.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid price as reported by independent pricing services. The pricing services use various pricing models for each asset class. The inputs and assumptions to the model of the pricing services are derived from market observable sources, which may include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing service may use other available information such as benchmark curves, benchmarking of similar securities, sector groupings and matrix pricing. Thus, certain securities may not be priced using quoted prices, but rather determined from market observable information. These investments are included in Level 2 and are primarily comprised of corporate fixed income, government, mortgage and asset-backed securities. In the absence of a reliable bid price from such a pricing service, debt securities may be valued based on broker or dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified as Level 3.

A Fund may use non-binding broker or dealer quotes for valuation when there is limited or no relevant market activity for a specific investment or for other investments that share similar characteristics and a price is not provided by a pricing service or is deemed not to be reliable. The Funds have not adjusted the prices obtained. Investment securities priced using non-binding broker or dealer quotes are included in Level 3.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Funds with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

Investments in Registered Investment Companies are valued at the published daily net asset value (“NAV”) and classified in Level 1.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds’ Board of Trustees that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of the investment adviser. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security’s primary market and before the close of regular trading on the New York Stock Exchange. In these circumstances the Fund classifies the investment securities in Level 2. This independent fair value pricing service uses a proprietary model to identify affected securities, taking into consideration various factors, and the fair value of such securities may be something other than the last available quotation or other market price.

All assets and liabilities of the Funds initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuters exchange rate computed at 11:00 a.m. Eastern time.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Funds’ NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time and it is possible that a Fund could incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Funds use closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Funds’ investments measured at fair value on a recurring basis at June 30, 2016:

Fund	Investments	Level 1	Level 2	Level 3	Total
International Equity Fund	Investments in Securities†
	Common Stock	$47,906,743	$1,139,683,963	$—	$1,187,590,706
	Short-Term Investments	30,529,321	—	—	30,529,321

	Total Investments in Securities	$78,436,064	$1,139,683,963	$—	$1,218,120,027

	Other Financial Instruments*
	Long Futures Contracts — Unrealized Appreciation	$46,341	$—	$—	$46,341
	Long Futures Contracts — Unrealized Depreciation	(438,482)	—	—	(438,482)

	Total Other Financial Instruments	$(392,141)	$—	$—	$(392,141)

Premier Growth Equity Fund	Investments in Securities†
	Common Stock	$309,657,583	$—	$—	$309,657,583
	Short-Term Investments	10,986,508	—	—	10,986,508

	Total Investments in Securities	$320,644,091	$—	$—	$320,644,091

	Other Financial Instruments*
	Long Futures Contracts — Unrealized Appreciation	$18,450	$—	$—	$18,450

U.S. Large-Cap Core Equity Fund	Investments in Securities†
	Common Stock	$52,560,420	$—	$—	$52,560,420
	Exchange Traded Funds	880,195	—	—	880,195
	Short-Term Investments	1,491,583	—	—	1,491,583

	Total Investments in Securities	$54,932,198	$—	$—	$54,932,198

	Other Financial Instruments*
	Long Futures Contracts — Unrealized Appreciation	$12,147	$—	$—	$12,147

U.S. Equity Fund	Investments in Securities†
	Common Stock	$575,902,267	$—	$—	$575,902,267
	Exchange Traded Funds	8,578,333	—	—	8,578,333
	Short-Term Investments	19,048,524	—	—	19,048,524

	Total Investments in Securities	$603,529,124	$—	$—	$603,529,124

	Other Financial Instruments*
	Long Futures Contracts — Unrealized Appreciation	$74,799	$—	$—	$74,799

S&P 500 Index Fund	Investments in Securities†
	Common Stock	$16,218,616	$—	$—	$16,218,616
	Short-Term Investments	324,018	—	—	324,018

	Total Investments in Securities	$16,542,634	$—	$—	$16,542,634

	Other Financial Instruments*
	Long Futures Contracts — Unrealized Appreciation	$10,137	$—	$—	$10,137

Income Fund	Investments in Securities†
	U.S. Treasuries	$—	$67,483,564	$—	$67,483,564
	Agency Mortgage Backed	—	66,160,626	—	66,160,626
	Agency Collateralized Mortgage Obligations	—	3,410,710	—	3,410,710
	Asset Backed	—	262,883	—	262,883
	Corporate Notes	—	128,187,442	—	128,187,442
	Non-Agency Collateralized Mortgage Obligations	—	20,968,675	—	20,968,675
	Sovereign Bonds	—	3,109,300	—	3,109,300
	Municipal Bonds and Notes	—	2,250,708	—	2,250,708
	FNMA (TBA)	—	—	12,781	12,781
	Preferred Stock	359,884	—	—	359,884
	Short-Term Investments	7,129,257	—	—	7,129,257

	Total Investments in Securities	$7,489,141	$291,833,908	$12,781	$299,335,830

	Other Financial Instruments*
	Credit Default Swap Contracts — Unrealized Depreciation	$—	$(373,900)	$—	$(373,900)
	Long Futures Contracts — Unrealized Appreciation	161,138	—	—	161,138
	Short Futures Contracts — Unrealized Depreciation	(71,054)	—	—	(71,054)

	Total Other Financial Instruments	$90,084	$(373,900)	$—	$(283,816)

Strategic Investment Fund	Investments in Securities†
	Domestic Equity	$232,867,963	$—	$—	$232,867,963
	Foreign Equity	24,062,767	135,917,453	—	159,980,220
	U.S. Treasuries	—	58,386,696	—	58,386,696
	Agency Mortgage Backed	—	54,761,963	—	54,761,963
	Agency Collateralized Mortgage Obligations	—	2,789,290	—	2,789,290
	Corporate Notes	—	107,814,086	—	107,814,086
	Non-Agency Collateralized Mortgage Obligations	—	14,855,701	—	14,855,701
	Sovereign Bonds	—	2,561,753	—	2,561,753
	Municipal Bonds and Notes	—	1,300,602	—	1,300,602
	FNMA (TBA)	—	—	3,783	3,783
	Exchange Traded Funds	42,017,621	—	—	42,017,621
	Short-Term Investments	85,092,011	—	—	85,092,011

	Total Investments in Securities	$384,040,362	$378,387,544	$3,783	$762,431,689

	Other Financial Instruments*
	Credit Default Swap Contracts — Unrealized Depreciation	$—	$(284,043)	$—	$(284,043)
	Long Futures Contracts — Unrealized Appreciation	364,924	—	—	364,924
	Long Futures Contracts — Unrealized Depreciation	(72,893)	—	—	(72,893)
	Short Futures Contracts — Unrealized Depreciation	(237,839)	—	—	(237,839)

	Total Other Financial Instruments	$54,192	$(284,043)	$—	$(229,851)

Small-Cap Equity Fund	Investments in Securities†
	Common Stock	$1,145,144,468	$—	$—	$1,145,144,468
	Short-Term Investments	71,887,983	—	—	71,887,983

	Total Investments in Securities	$1,217,032,451	$—	$—	$1,217,032,451

	Other Financial Instruments*
	Long Futures Contracts — Unrealized Appreciation	$63,514	$—	$—	$63,514

†	See Schedule of Investments for Industry Classification.
*	Other financial instruments include derivative instruments such as futures contracts and credit default swaps. Amounts shown represent unrealized appreciation (depreciation), at period end.

The International Equity Fund and Strategic Investment Fund utilized the fair value pricing service on June 30, 2016 due to events occurring after the close of foreign local markets and before the close of regular trading on the NYSE. This resulted in certain foreign securities being classified as Level 1 at the beginning of the period which were classified as Level 2 at June 30, 2016. The value of securities that were transferred to Level 2 from Level 1 as a result was $1,036,341,343 and $124,372,290 for the International Equity Fund and Strategic Investment Fund, respectively. Other transfers between fair value levels during the period were insignificant in relation to net assets. Transfers between fair value levels are considered to occur at the beginning of the period.

There were no other transfers between fair value levels during the period. Transfers between fair value levels are considered to occur at the beginning of the period.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and, accordingly, a reconciliation of Level 3 assets for the period ended June 30, 2016 is not presented.

Income Taxes

At June 30, 2016, information on the tax cost of investments was as follows:

Fund	Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
International Equity Fund	$1,265,516,518	$89,121,690	$(136,518,181)	$(47,396,491)
Premier Growth Equity Fund	273,711,346	55,597,536	(8,664,791)	46,932,745
U.S. Large-Cap Core Equity Fund	50,130,303	6,378,528	(1,576,633)	4,801,895
U.S. Equity Fund	537,180,713	80,954,552	(14,606,141)	66,348,411
S&P 500 Index Fund	14,288,855	2,854,216	(600,437)	2,253,779
Income Fund	293,682,502	8,137,356	(2,484,028)	5,653,328
Strategic Investment Fund	735,368,652	51,464,998	(24,401,961)	27,063,037
Small-Cap Equity Fund	1,055,056,124	228,268,260	(66,291,933)	161,976,327

Investment Adviser and Administrator

Effective July 1, 2016, SSGA Funds Management, Inc. became the investment adviser and administrator to the Funds. Prior to July 1, 2016, GE Asset Management Incorporated served as the adviser and administrator to the Funds.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))), are effective as of a date within 90 days prior to the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Separate certifications by the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act, are attached: EX-99 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GE Institutional Funds

By:	/s/ Jeanne M. La Porta
Jeanne M. La Porta
President, GE Institutional Funds

Date: August 19, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jeanne M. La Porta
Jeanne M. La Porta
President, GE Institutional Funds

Date: August 19, 2016

By:	/s/ Arthur A. Jensen
Arthur A. Jensen
Treasurer, GE Institutional Funds

Date: August 19, 2016